UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.74%
Air freight & logistics	0.74
Airlines	0.39
Auto components	0.34
Automobiles	0.25
Beverages	0.84
Biotechnology	1.01
Building products	0.18
Capital markets	1.38
Chemicals	1.76
Commercial banks	1.99
Commercial services & supplies	0.85
Communications equipment	1.34
Computers & peripherals	2.00
Construction & engineering	0.44
Construction materials	0.18
Consumer finance	0.14
Containers & packaging	0.01
Distributors	0.19
Diversified consumer services	0.47
Diversified financial services	1.48
Diversified telecommunication services	0.57
Electric utilities	1.35
Electrical equipment	0.20
Electronic equipment, instruments & components	0.68
Energy equipment & services	0.91
Food & staples retailing	1.32
Food products	1.24
Health care equipment & supplies	2.31
Health care providers & services	2.37
Hotels, restaurants & leisure	2.22
Household durables	0.39
Household products	0.48
Independent power producers & energy traders	0.03
Industrial conglomerates	0.82
Insurance	1.39
Internet & catalog retail	0.97
Internet software & services	0.76
IT services	2.56
Leisure equipment & products	0.08
Life sciences tools & services	0.53
Machinery	1.65
Marine	0.05
Media	1.27
Metals & mining	1.02
Multiline retail	0.91
Multi-utilities	1.30
Office electronics	0.17
Oil, gas & consumable fuels	6.40
Paper & forest products	0.04
Personal products	0.44
Pharmaceuticals	4.43
Professional services	0.47
Real estate investment trusts (REITs)	0.35
Real estate management & development	0.02
Road & rail	1.44
Semiconductors & semiconductor equipment	1.25
Software	3.09
Specialty retail	1.65
Textiles, apparel & luxury goods	0.26
Tobacco	0.32
Trading companies & distributors	0.43
Water utilities	0.02
Wireless telecommunication services	2.69
Total common stocks	67.57

Bonds
Corporate bonds
Automotive	0.08
Chemicals	0.08
Diversified financial services	0.10
Media	0.04
Oil, gas & consumable fuels	0.15
Paper & forest products	0.22
Pharmaceuticals	0.09
Total corporate bonds	0.76
Asset-backed securities	3.61
Collateralized debt obligations	0.56
Commercial mortgage-backed securities	1.50
Mortgage & agency debt securities	0.47
Total bonds	6.90
Rights	0.00
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.64
Short-term investment	7.21
Investment of cash collateral from securities loaned	1.01
Total investments before investments sold short	85.33

Investments sold short
Common stocks
Advertising	(0.08)
Aerospace & defense	(0.55)
Air freight & logistics	(0.62)
Airlines	(0.20)
Beverages	(0.25)
Biotechnology	(0.26)
Capital markets	(0.13)
Commercial banks	(0.22)
Commercial services	(0.10)
Communications equipment	(0.19)
Computers & peripherals	(0.41)
Diversified financial services	(0.11)
Diversified telecommunication services	(0.24)
Electric utilities	(0.44)
Electrical equipment	(0.22)
Energy equipment & services	(0.09)
Food & staples retailing	(0.53)
Food products	(0.77)
Health care equipment & supplies	(0.53)
Health care providers & services	(0.04)
Hotels, restaurants & leisure	(0.28)
Household durables	(0.15)
Household products	(0.34)
Insurance	(0.35)
IT services	(0.21)
Leisure equipment & products	(0.08)
Life sciences tools & services	(0.25)
Machinery	(0.76)
Media	(0.24)
Multiline retail	(0.09)
Multi-utilities	(0.96)
Office electronics	(0.04)
Oil, gas & consumable fuels	(1.33)
Pharmaceuticals	(1.30)
Road & rail	(0.24)
Semiconductors & semiconductor equipment	(0.75)
Software	(0.72)
Specialty retail	(0.81)
Textiles, apparel & luxury goods	(0.09)
Tobacco	(0.09)
Trading companies & distributors	(0.32)
Water utilities	(0.13)
Total investments sold short	(15.51)
Total investments, net of investments sold short	69.82
Cash and other assets, less liabilities	30.18
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund.  Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Dynamic Alpha Fund — Portfolio of investments
March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—67.57%
Australia—0.42%
National Australia Bank Ltd.	27,730	$388,734
Qantas Airways Ltd.	151,591	184,412
QBE Insurance Group Ltd.	77,093	1,036,594
Rio Tinto Ltd.	11,405	447,497
Westpac Banking Corp.	22,201	295,527
Woodside Petroleum Ltd.	6,303	165,931
Total Australia common stocks		2,518,695

Austria—0.03%
Telekom Austria AG	13,871	209,620

Bermuda—0.50%
Accenture Ltd., Class A(1)	51,500	1,415,735
Covidien Ltd.(1)	47,700	1,585,548
Total Bermuda common stocks		3,001,283

Canada—0.33%
Canadian Imperial Bank of Commerce	16,000	582,234
EnCana Corp.	9,300	377,673
George Weston Ltd.	3,800	176,317
Power Financial Corp.	11,700	190,979
Toronto-Dominion Bank	19,100	658,379
Total Canada common stocks		1,985,582

Cayman Islands—0.10%
Seagate Technology(1)	99,600	598,596

China—0.10%
Cheung Kong Infrastructure Holdings Ltd.	26,000	104,006
Esprit Holdings Ltd.	62,400	322,125
Hang Seng Bank Ltd.	20,600	209,412
Total China common stocks		635,543

Finland—0.06%
Stora Enso Oyj, Class R*	28,350	100,379
Tietoenator Oyj(2)	12,775	132,352
UPM-Kymmene Oyj(2)	22,691	130,890
Total Finland common stocks		363,621

France—1.15%
AXA SA	16,420	199,375
BNP Paribas	21,227	874,905
Cie Generale de Geophysique-Veritas*	11,533	133,580
France Telecom SA	55,468	1,261,396
GDF Suez	26,679	917,283
L’Oreal SA	2,025	139,638
Societe Generale	9,262	363,699
Technip SA	2,141	75,455
Total SA	60,692	3,010,073
Total France common stocks		6,975,404

Germany—0.65%
Allianz SE	5,627	474,037
BASF SE	8,656	262,767
Daimler AG(2)	6,223	158,185
Deutsche Bank AG(2)	1,304	53,040
E.ON AG	6,431	179,009
Fresenius Medical Care AG & Co. KGaA ADR	20,700	801,090
Henkel AG & Co KGaA, Preference shares	34,597	940,564
Metro AG	5,318	175,775
SAP AG	6,647	236,051
Siemens AG	11,900	681,478
Total Germany common stocks		3,961,996

Guernsey—0.06%
Resolution Ltd.*	237,229	347,150

Ireland—0.16%
CRH PLC	24,962	536,903
Elan Corp. PLC ADR*	67,600	448,864
Total Ireland common stocks		985,767

Italy—0.19%
ENI SpA	31,393	604,423
Intesa Sanpaolo SpA	122,791	337,686
Terna-Rete Elettrica Nazionale SpA	32,329	100,711
UniCredit SpA(2)	70,806	117,241
Total Italy common stocks		1,160,061

Japan—1.56%
Bank of Yokohama Ltd.	71,000	305,035
Benesse Corp.	6,600	242,832
Bridgestone Corp.	10,300	148,743
Canon, Inc.	19,300	562,975
Central Japan Railway Co.	83	466,700
Funai Electric Co., Ltd.	4,600	135,792
Honda Motor Co., Ltd.	26,300	629,271
ITOCHU Corp.	41,000	202,187
Japan Tobacco, Inc.	187	499,407
JFE Holdings, Inc.	12,400	273,988
Kao Corp.	9,000	176,467
Keyence Corp.	550	103,427
Komatsu Ltd.	28,300	313,916
Leopalace21 Corp.(2)	18,000	106,568
Mitsubishi UFJ Financial Group, Inc.	51,600	253,494
Mitsui OSK Lines Ltd.(2)	67,000	332,430
Mitsui Sumitomo Insurance Group Holdings, Inc.	12,200	286,331
Nintendo Co., Ltd.	500	146,667
Nippon Electric Glass Co., Ltd.	29,000	205,958
Nippon Mining Holdings, Inc.	40,500	163,411
NTT DoCoMo, Inc.	170	231,949
Panasonic Corp.	14,000	153,849
Ricoh Co., Ltd.	38,000	457,326
Sankyo Co., Ltd.	10,600	458,813
Shin-Etsu Chemical Co., Ltd.	8,700	427,009
Sompo Japan Insurance, Inc.	59,000	308,946
Sumitomo Metal Industries Ltd.	203,000	412,726
Sumitomo Metal Mining Co., Ltd.	26,000	251,692
Sumitomo Mitsui Financial Group, Inc.(2)	6,700	236,347
Sumitomo Trust & Banking Co., Ltd.	65,000	252,033
Toyota Motor Corp.	20,600	660,699
Total Japan common stocks		9,406,988

Luxembourg—0.08%
ArcelorMittal(2)	22,499	455,363

Netherlands—1.54%
Akzo Nobel NV	3,778	143,157
ASML Holding NV(2)	21,553	381,518
ASML Holding NV, Class G(2)	47,600	833,475
Qiagen NV*(2)	44,500	710,220
Reed Elsevier NV	20,165	215,643
Royal Dutch Shell PLC, Class B	321,717	7,051,815
Total Netherlands common stocks		9,335,828

Norway—0.15%
Norsk Hydro ASA	77,200	293,626
Petroleum Geo-Services ASA*	61,300	257,756
Telenor ASA	60,600	347,563
Total Norway common stocks		898,945

Portugal—0.04%
Portugal Telecom SGPS SA	31,105	241,078

Singapore—0.16%
DBS Group Holdings Ltd.	61,500	344,847
Oversea-Chinese Banking Corp. Ltd.	46,000	146,521
United Overseas Bank Ltd.	74,000	473,380
Total Singapore common stocks		964,748

Spain—0.05%
Banco Santander SA	46,224	317,821

Sweden—0.03%
Skandinaviska Enskilda Banken AB, Class A(2)	42,294	132,686
Telefonaktiebolaget LM Ericsson, Class B	8,800	71,511
Total Sweden common stocks		204,197

Switzerland—1.14%
Adecco SA	11,393	356,436
Alcon, Inc.	11,900	1,081,829
Credit Suisse Group AG	17,083	518,145
Holcim Ltd.	5,788	205,805
Nestle SA	7,923	268,189
Novartis AG	4,049	152,825
Roche Holding AG	20,739	2,847,350
Xstrata PLC	183,551	1,224,678
Zurich Financial Services AG(2)	1,618	255,332
Total Switzerland common stocks		6,910,589

United Kingdom—10.67%
31 Group PLC	112,594	436,628
Aberdeen Asset Management PLC	191,072	351,300
Anglo American PLC	37,606	637,589
Associated British Foods PLC	173,108	1,584,625
AstraZeneca PLC	85,827	3,044,346
Aviva PLC	371,015	1,147,079
Balfour Beatty PLC	159,693	750,263
Barclays PLC	711,191	1,517,176
BP PLC	1,383,733	9,260,618
British Airways PLC	593,972	1,197,402
British Land Co. PLC	85,570	441,978
British Polythene Industries PLC	35,487	61,972
British Sky Broadcasting Group PLC	363,024	2,253,378
Brixton PLC	396,702	100,863
BT Group PLC, Class A	409,281	457,963
Carnival PLC	78,342	1,774,825
Cattles PLC	404,007	19,962
Centrica PLC	52,475	171,592
Computacenter PLC	35,947	59,238
Daily Mail & General Trust (Non-voting), Class A	190,397	638,099
DSG International PLC	2,094,223	624,174
Electrocomponents PLC	354,297	635,726
Entertainment Rights PLC*	458,314	854
GlaxoSmithKline PLC	382,208	5,951,208
HMV Group PLC	983,662	1,826,116
Home Retail Group PLC	297,561	952,557
HSBC Holdings PLC	120,882	684,314
IMI PLC	206,837	803,507

United Kingdom—(concluded)
ITV PLC	1,331,778	360,842
Kesa Electricals PLC	352,950	477,822
Leaf Clean Energy Co.*	254,241	352,030
Lloyds Banking Group PLC	879,626	901,694
Logica PLC	1,479,228	1,351,821
Lookers PLC	181,278	75,321
Marks & Spencer Group PLC	143,318	604,677
Monitise PLC*	1,028,955	53,496
Northern Foods PLC	681,035	498,891
Phoenix IT Group PLC	52,979	110,335
Premier Farnell PLC	447,354	763,676
Premier Farnell PLC, Preferred	26,309	462,431
Prudential PLC	525,482	2,532,112
Psion PLC	205,867	153,640
Regus PLC	754,922	796,232
Rio Tinto PLC	64,660	2,165,105
Royal Bank of Scotland Group PLC*	902,902	321,218
Safestore Holdings PLC	101,554	78,190
Severn Trent PLC	9,859	139,803
Southern Cross Healthcare Ltd.	56,314	79,303
STV Group PLC*	143,278	94,576
Taylor Wimpey PLC	752,944	224,558
Ted Baker PLC	53,161	262,208
Tesco PLC	299,755	1,434,620
Tomkins PLC	332,149	576,574
Tullow Oil PLC	55,112	633,513
Unilever PLC	139,613	2,646,118
Vodafone Group PLC	4,456,335	7,785,232
Wolseley PLC*	291,281	964,021
Yule Catto & Co. PLC	358,941	236,480
Total United Kingdom common stocks		64,521,891

United States—48.40%
3M Co.(1)	12,100	601,612
Abbott Laboratories(1)	17,200	820,440
ACE Ltd.(1)	27,400	1,106,960
Adobe Systems, Inc.*(1)	64,600	1,381,794
Advance Auto Parts, Inc.(1)	28,400	1,166,672
Aetna, Inc.	36,700	892,911
Affiliated Computer Services, Inc., Class A*	14,200	680,038
Aflac, Inc.(1)	37,100	718,256
Allergan, Inc.(1)	175,800	8,396,208
Amazon.com, Inc.*(1)	66,600	4,891,104
American Electric Power Co., Inc.(1)	91,600	2,313,816
American Tower Corp., Class A*	93,300	2,839,119
Amgen, Inc.*	20,500	1,015,160
Amphenol Corp., Class A	68,000	1,937,320
Anadarko Petroleum Corp.(1)	14,900	579,461
Analog Devices, Inc.(1)	78,500	1,512,695
Apple, Inc.*(1)	56,100	5,897,232
Arch Coal, Inc.	4,700	62,839
AT&T, Inc.(1)	33,700	849,240
Atmel Corp. *	69,900	253,737
Autodesk, Inc.*	12,600	211,806
Avon Products, Inc.	11,500	221,145
Baker Hughes, Inc.(1)	29,600	845,080
Bank of New York Mellon Corp.(1)	28,600	807,950
Baxter International, Inc.	29,100	1,490,502
BioMarin Pharmaceutical, Inc.*(2)	48,400	597,740
BlackRock, Inc.	9,900	1,287,396
BorgWarner, Inc.(1)	45,700	927,710

United States—(continued)
Broadcom Corp., Class A*(1)	32,300	645,354
Burger King Holdings, Inc.	106,900	2,453,355
Burlington Northern Santa Fe Corp.(1)	85,000	5,112,750
C.H. Robinson Worldwide, Inc.	22,000	1,003,420
C.R. Bard, Inc.	20,300	1,618,316
Campbell Soup Co.	23,400	640,224
Capital One Financial Corp.	9,700	118,728
Carnival Corp.(1)	63,700	1,375,920
Celanese Corp., Series A(1)	21,500	287,455
Central European Distribution Corp.*	54,400	585,344
Cephalon, Inc.*(1)	9,900	674,190
Charles Schwab Corp.	105,500	1,635,250
Chevron Corp.	15,900	1,069,116
Cisco Systems, Inc.*	173,300	2,906,241
Citigroup, Inc.(2)	44,400	112,332
Citrix Systems, Inc.*(1)	41,400	937,296
City National Corp.(1)	10,600	357,962
CME Group, Inc.	12,800	3,153,792
Coach, Inc.*(1)	81,800	1,366,060
Coca-Cola Co.(1)	6,300	276,885
Cognizant Technology Solutions Corp., Class A*	113,400	2,357,586
Colgate-Palmolive Co.	27,000	1,592,460
Comcast Corp., Class A(1)	136,200	1,857,768
Concur Technologies, Inc.*(2)	70,000	1,343,300
ConocoPhillips(1)	8,200	321,112
CONSOL Energy, Inc.	12,400	312,976
Constellation Brands, Inc., Class A*(1)	179,100	2,131,290
Continental Resources, Inc.*(2)	61,200	1,298,052
Costco Wholesale Corp.	3,400	157,488
Daneher Corp.(1)	15,300	829,566
Darden Restaurants, Inc.	22,300	763,998
Data Domain, Inc.*(2)	54,900	690,093
DaVita, Inc.*(1)	43,300	1,903,035
Dean Foods Co.*(1)	30,300	547,824
Dell, Inc.*	102,400	970,752
Digital Realty Trust, Inc.	48,300	1,602,594
Discover Financial Services(1)	111,500	703,565
Dr. Pepper Snapple Group, Inc.*(1)	14,100	238,431
Dun & Bradstreet Corp.	32,500	2,502,500
Dynegy, Inc., Class A*(1)	145,700	205,437
Ecolab, Inc.	108,900	3,782,097
EnergySolutions, Inc.	122,000	1,055,300
ENSCO International, Inc.(1)	30,300	799,920
EOG Resources, Inc.(1)	25,600	1,401,856
Estee Lauder Cos., Inc., Class A(1),(2)	93,000	2,292,450
Exelon Corp.(1)	91,900	4,171,341
Expeditors International Washington, Inc.	18,700	529,023
Express Scripts, Inc.*	67,200	3,102,624
Exxon Mobil Corp.	30,500	2,077,050
F5 Networks, Inc.*	38,000	796,100
FedEx Corp.(1)	66,700	2,967,483
Fifth Third Bancorp(2)	63,400	185,128
FirstEnergy Corp.	2,200	84,920
Fiserv, Inc.*	50,900	1,855,814
Flowserve Corp.	7,300	409,676
Fortune Brands, Inc.(1)	64,700	1,588,385
GameStop Corp., Class A*	39,000	1,092,780
General Dynamics Corp.(1)	42,800	1,780,052
General Electric Co.(1)	308,100	3,114,891
Genzyme Corp.*(1)	64,100	3,806,899

United States—(continued)
Google, Inc., Class A*	13,200	4,594,392
H&R Block, Inc.	23,200	422,008
Halliburton Co.(1)	81,700	1,263,899
Henry Schein, Inc.*	28,700	1,148,287
Hess Corp.(1)	6,700	363,140
Hewlett-Packard Co.(1)	28,300	907,298
Home Depot, Inc.(1)	57,400	1,352,344
Illinois Tool Works, Inc.(1)	140,700	4,340,595
Immucor, Inc.*	86,000	2,162,900
Ingersoll-Rand Co., Ltd., Class A(1)	22,800	314,640
Intel Corp.(1)	122,800	1,848,140
IntercontinentalExchange, Inc.*	44,300	3,299,021
International Game Technology	120,100	1,107,322
Interpublic Group of Cos., Inc.*(1)	58,700	241,844
Intuit, Inc.*(1)	62,000	1,674,000
JC Penney Co., Inc.(1)	16,800	337,176
Johnson & Johnson(1)	20,700	1,088,820
Johnson Controls, Inc.(1)	84,000	1,008,000
JPMorgan Chase & Co.	16,200	430,596
Kellogg Co.	35,500	1,300,365
Kimberly-Clark Corp.(1)	5,600	258,216
Kla-Tencor Corp.(1)	16,100	322,000
Kohl’s Corp.*(1)	16,900	715,208
Kroger Co.(1)	23,400	496,548
Laboratory Corp. of America Holdings*(2)	34,800	2,035,452
LKQ Corp.*	82,200	1,172,994
Lowe’s Cos., Inc.(1)	33,600	613,200
Macy’s, Inc.(1)	125,400	1,116,060
Marathon Oil Corp.(1)	16,100	423,269
Martin Marietta Materials, Inc.(2)	4,300	340,990
Marvell Technology Group Ltd.*(1)	63,300	579,828
Masco Corp.(1)	153,500	1,071,430
MasterCard, Inc., Class A(2)	21,600	3,617,568
McDonald’s Corp.	21,400	1,167,798
MDU Resources Group, Inc.(1)	43,100	695,634
Medco Health Solutions, Inc.*(1)	86,900	3,592,445
Medtronic, Inc.(1)	51,800	1,526,546
Merck & Co., Inc.	6,100	163,175
MetroPCS Communications, Inc.*	120,900	2,064,972
Micron Technology, Inc.*	72,800	295,568
Micros Systems, Inc.*	57,700	1,081,875
Microsoft Corp.(1)	181,800	3,339,665
Millipore Corp.*(1)	9,700	556,877
Monsanto Co.	25,500	2,119,050
Morgan Stanley(1)	38,200	869,814
MSC Industrial Direct Co., Class A	47,500	1,475,825
MSCI, Inc., Class A*	51,900	877,629
Nasdaq OMX Group, Inc.*(2)	34,700	679,426
National Oilwell Varco, Inc.*	17,900	513,909
National Semiconductor Corp.(1)	32,700	335,829
NCR Corp.*	100,700	800,565
NetApp, Inc.*	41,900	621,796
Newell Rubbermaid, Inc.(1)	28,400	181,192
Newfield Exploration Co.*	38,700	878,490
News Corp., Class A	35,000	231,700
NiSource, Inc.(1)	186,900	1,831,620
Noble Corp.(1)	12,600	303,534
Nordstrom, Inc.(1)	21,200	355,100
Northrop Grumman Corp.(1)	31,500	1,374,660
Nuance Communications, Inc.*	95,000	1,031,700
Omnicom Group, Inc.(1)	55,900	1,308,060

United States—(concluded)
Oracle Corp.*	72,400	1,308,268
O’Reilly Automotive, Inc.*(2)	35,500	1,242,855
PACCAR, Inc.(1)	69,600	1,792,896
Pall Corp.(1)	26,400	539,352
Peabody Energy Corp.(1)	12,300	307,992
Pepco Holdings, Inc.(1)	91,000	1,135,680
PepsiAmericas, Inc.(1)	24,800	427,800
PepsiCo, Inc.(1)	27,200	1,400,256
Pfizer, Inc.(1)	98,300	1,338,846
Pharmaceutical Product Development, Inc.(1)	28,800	683,136
Philip Morris International, Inc.(1)	40,500	1,440,990
Praxair, Inc.	51,500	3,465,435
Principal Financial Group, Inc.(1)	11,600	94,888
Psychiatric Solutions, Inc.*	37,900	596,167
QUALCOMM, Inc.	111,000	4,319,010
Quanta Services, Inc.*	89,200	1,913,340
Range Resources Corp.	18,500	761,460
Republic Services, Inc.	60,190	1,032,259
Roper Industries, Inc.	28,400	1,205,580
Ryder System, Inc.(1)	29,300	829,483
Salesforce.com, Inc.*	20,300	664,419
SanDisk Corp.*	40,900	517,385
SBA Communications Corp., Class A*	86,800	2,022,440
Schlumberger Ltd.	25,200	1,023,624
Sempra Energy(1)	94,500	4,369,680
Sherwin-Williams Co.	22,700	1,179,719
Smith International, Inc.	16,500	354,420
Solera Holdings, Inc.*	95,500	2,366,490
Southwest Airlines Co.(1)	155,000	981,150
Southwestern Energy Co.*	116,000	3,444,040
Sprint Nextel Corp.*(1)	366,700	1,309,119
SPX Corp.	15,100	709,851
Starbucks Corp.*(1)	139,500	1,549,845
Starwood Hotels & Resorts Worldwide, Inc.	5,800	73,660
Stericycle, Inc.*	39,300	1,875,789
Strayer Education, Inc.	12,000	2,158,440
Stryker Corp.	60,500	2,059,420
Sunoco, Inc.(1)	7,700	203,896
Symantec Corp.*(1)	116,500	1,740,510
Sysco Corp.(1)	243,000	5,540,400
Target Corp.(1)	70,400	2,421,056
TD Ameritrade Holding Corp.*	169,500	2,340,795
Teradata Corp.*	56,900	922,918
Tessera Technologies, Inc.*	30,800	411,796
Thermo Fisher Scientific, Inc.*	33,800	1,205,646
Time Warner Cable, Inc.	1,766	43,799
Time Warner, Inc.	7,033	135,743
Ultra Petroleum Corp.*(1)	45,600	1,636,584
Union Pacific Corp.	54,200	2,228,162
United Technologies Corp.	31,900	1,371,062
UnitedHealth Group, Inc.	9,800	205,114
Viacom, Inc., Class B*	15,800	274,604
Visa, Inc., Class A	69,900	3,886,440
VMware, Inc., Class A*(1)	50,077	1,182,819
Wells Fargo & Co.(1)	129,300	1,841,232
Williams Cos., Inc.(1)	13,600	154,768
WMS Industries, Inc.*	133,800	2,797,758
Wyeth(1)	59,700	2,569,488
Wynn Resorts Ltd.*(2)	18,100	361,457
Xilinx, Inc.	9,300	178,188
XTO Energy, Inc.	70,600	2,161,772
Zimmer Holdings, Inc.*(1)	68,600	2,503,900
Total United States common stocks		292,916,644
Total common stocks (cost $540,461,180)		408,917,410

		Face amount
Bonds—6.90%
Corporate bonds—0.76%
Luxembourg—0.10%
Hellas Telecommunications Luxembourg III,
8.500%, due 10/15/13	EUR	1,497,000	586,730

United States—0.66%
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16	$600,000		559,500
Boise Cascade LLC,
7.125%, due 10/15/14		3,190,000	1,307,900
Ford Motor Co.,
7.750%, due 06/15/43		1,125,000	326,250
General Motors Corp.,
7.200%, due 01/15/11(2)		1,125,000	180,000
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16		2,480,000	465,000
Nustar Logistics,
7.650%, due 04/15/18		330,000	271,937
Truvo Subsidiary Corp.,
8.500%, due 12/01/14	EUR	1,050,000	272,031
Valero Energy Corp.,
6.625%, due 06/15/37	$900,000		636,191
Total United States corporate bonds			4,018,809
Total corporate bonds (cost $10,328,644)			4,605,539

Asset-backed securities—3.61%
United States—3.61%
ACE Securities Corp.,
Series 2006-NC1, Class A2B,
0.672%, due 12/25/35(3)		129,786	124,789
American Express Credit Account Master Trust,
Series 2004-4, Class A,
0.646%, due 03/15/12(3)		1,280,000	1,265,163
AmeriCredit Automobile Receivables Trust,
Series 2008-AF, Class A2A,
4.470%, due 01/12/12		1,757,454	1,704,100
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.722%, due 08/25/35(3)		128,825	110,194
Argent Securities, Inc.,
Series 2006-M3, Class A2A,
0.572%, due 10/25/36(3)		17,214	16,547

United States—(continued)
Asset Backed Funding Certificates ,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(3)	118,508	112,657
Bank of America Credit Card Trust,
Series 2007-B1, Class B1,
0.636%, due 06/15/12(3)	300,000	274,887
Series 2007-B4, Class B4,
0.646%, due 09/15/12(3)	163,000	144,255
Capital Auto Receivables Asset Trust,
Series 2008-2, Class A2B,
1.476%, due 03/15/11(3)	1,057,439	1,046,163
Capital One Prime Auto Receivables Trust,
Series 2007-1, Class A3,
5.470%, due 06/15/11	1,464,250	1,480,290
Chase Manhattan Auto Owner Trust,
Series 2006-B, Class A3,
5.130%, due 05/15/11	689,882	694,894
Citibank Credit Card Issuance Trust,
Series 2007-B1, Class B1,
1.510%, due 04/02/12(3)	123,000	109,843
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.572%, due 04/25/47(3)	185,771	173,757
Series 2005-7, Class 3AV3,
0.932%, due 11/25/35(3)	334,293	320,762
Series 2006-S9, Class A5,
5.871%, due 08/25/36(3)	1,399,051	313,277
Daimler Chrysler Auto Trust,
Series 2006-C, Class A3,
5.020%, due 07/08/10	230,492	230,806
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FFB, Class A2,
0.652%, due 12/25/26(3)	1,838,542	391,794
Series 2006-FFA, Class A3,
0.642%, due 09/25/26(3)	4,476,051	926,763
GSAMP Trust,
Series 2006-S5, Class A2,
5.658%, due 09/25/36(4)	293,634	7,341
Series 2005-S1, Class B1,
6.708%, due 12/25/34(4)	389,880	0
Home Equity Asset Trust,
Series 2006-3, Class 2A3,
0.702%, due 07/25/36(3)	600,000	442,652
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
0.622%, due 03/25/37(3)	2,670,233	185,843
Series 2006-3, Class A1,
5.472%, due 09/25/36(3)	1,151,820	97,905
Series 2006-5, Class A1,
5.500%, due 01/25/37(4)	2,032,558	311,173
Series 2006-4, Class A1,
5.671%, due 11/25/36(4)	2,133,267	303,352

United States—(continued)
JP Morgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2,
0.572%, due 07/25/36(3)	45,811	42,288
MBNA Credit Card Master Note Trust,
Series 2006-B1, Class B1,
0.776%, due 07/15/15(3)	275,000	169,123
MBNA Master Credit Card Trust,
Series 2001-B, Class C,
7.250%, due 08/15/13(5)	300,000	225,285
Merrill Auto Trust Securitization,
Series 2007-1, Class A4,
0.616%, due 12/15/13(3)	2,000,000	1,860,238
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(3)	863,938	830,676
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-AHL1, Class A2A,
0.572%, due 05/25/37(3)	130,843	126,608
Series 2006-FF1, Class A2A,
0.592%, due 08/25/36(3)	157,053	147,951
Series 2006-SL2, Class A,
0.672%, due 05/25/37(3)	4,659,126	805,097
Series 2004-SL2, Class B4,
7.647%, due 06/25/35(3),(6),(7)	734,702	153,406
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.562%, due 09/25/36(3)	88,004	84,413
Morgan Stanley Mortgage Loan Trust,
Series 2006-10SL, Class A1,
0.652%, due 08/25/36(3)	2,225,298	200,277
Series 2006-14SL, Class A1,
0.682%, due 11/25/36(3)	1,686,552	387,664
New Century Home Equity Loan Trust,
Series 2005-C, Class A2B,
0.692%, due 12/25/35(3)	47,377	46,848
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.692%, due 08/25/36(3)	2,022,414	301,466
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
0.612%, due 01/25/37(3)	61,044	53,005
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.592%, due 01/25/37(3)	446,880	400,124
Series 2005-3, Class AF3,
4.814%, due 11/25/35(4)	87,093	80,252
Residential Asset Mortgage Products, Inc.,
Series 2006-RS5, Class A1,
0.590%, due 09/25/36(3)	4,118	4,074

United States—(concluded)
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
0.712%, due 03/25/35(3)	622,840	497,007
Series 2005-KS11, Class AI3,
0.722%, due 12/25/35(3)	105,901	84,855
SACO I Trust,
Series 2006-5, Class 1A,
0.672%, due 04/25/36(3)	1,570,221	239,675
Series 2006-5, Class 2A1,
0.672%, due 05/25/36(3),(7)	3,065,162	426,008
Series 2006-3, Class A1,
0.702%, due 04/25/36(3)	2,706,637	436,820
Saxon Asset Securities Trust,
Series 2005-3, Class A2C,
0.802%, due 11/25/35(3)	274,476	253,517
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1,
0.602%, due 01/25/37(3)	60,942	58,257
Series 2006-WF1, Class A1A,
0.622%, due 10/25/36(3)	2,856	2,824
Series 2006-OPT3, Class 2A2,
0.632%, due 06/25/36(3)	53,423	48,382
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A2,
0.562%, due 09/25/36(3)	171,094	157,546
Series 2005-7, Class A4,
0.712%, due 08/25/35(3)	262,265	252,926
USAA Auto Owner Trust,
Series 2005-4, Class A4,
4.890%, due 08/15/12	1,389,501	1,402,784
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A2,
3.710%, due 04/20/11	1,280,332	1,283,665
Total asset-backed securities (cost $41,199,716)		21,852,268

Collateralized debt obligations—0.56%
Cayman Islands—0.11%
Avenue CLO Fund Ltd.,
Series 2006-4I, Class SUB,
due 11/07/18(7),(8)	2,625,000	26,250
Series 2007-5I, Class SUB,
due 04/25/19(7),(8)	2,200,000	44,000
Babson CLO Ltd.,
Series 2007-1A, Class INC,
due 01/18/21(6),(7),(8)	1,500,000	150
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20(6),(7),(8)	2,000,000	40,000
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19(6),(7),(8)	2,750,000	27,500
FM Leveraged Capital Fund II,
due 11/20/20(6),(7),(8)	5,300,000	53,000
GSC Partners CDO Fund Ltd.,
Series 2007-8A, Class SUB,
due 04/17/21(6),(7),(8)	1,500,000	105,000

Cayman Islands—(concluded)
GSC Partners CDO Fund V Ltd.,
due 11/20/16(6),(7),(8)	650,000		0
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19(6),(7),(8)	1,200,000		36,000
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(6),(7)	8,000,000		320,000
Logan CDO Ltd.,
Series III-A, Class E,
16.459%, due 07/05/57(3),(6),(7)	2,000,000		0
Total Cayman Islands collateralized debt obligations			651,900

Ireland—0.09%
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23(6),(7),(8)	EUR	2,000,000	132,860
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(7),(8)	4,500,000		434,651
Total Ireland collateralized debt obligations			567,511

Luxembourg—0.06%
Ashwell Rated SA,
due 12/22/77(6),(7),(8)	GBP	1,400,000	60,264
Ashwell SA,
6.625%, due 12/22/77(3),(5)	1,950,000		55,959
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22(6),(7),(8)	EUR	2,400,000	255,091
Total Luxembourg collateralized debt obligations			371,314

Netherlands—0.18%
Ares Euro CLO BV,
Series 2007-1A, Class G1,
1.000%, due 05/15/24(3),(6),(7)	EUR	1,400,000	93,002
Cadogan Square CLO BV,
Series 3A, Class M,
10.072%, due 01/17/23(3),(6),(7)	2,000,000		265,720
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(6),(7)	3,250,000		280,667
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22(6),(7)	3,000,000		79,716
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22(6),(7),(8)	3,000,000		119,574
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23(6),(7),(8)	1,900,000		252,434
Total Netherlands collateralized debt obligations			1,091,113

United States—0.12%
Cent CDO Ltd.,
Series 2006-12A, Class INC,
due 11/18/20(7),(8)		$2,000,000	100,000
GoldenTree Loan Opportunities III Ltd.,
Series 2007-3A, Class SUB,
due 05/01/22(6),(7),(8)		2,600,000	208,000
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22(6),(7),(8)		2,400,000	216,000
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23(6),(7),(8)	EUR	2,000,000	186,004
Shasta CLO I Ltd.,
due 04/20/21(6),(7),(8)		$6,000,000	0
Total United States collateralized debt obligations			710,004
Total collateralized debt obligations (cost $80,676,179)			3,391,842

Commercial mortgage-backed securities—1.50%
United States—1.50%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3,
4.128%, due 07/10/42		1,159,305	1,139,461
Banc of America Large Loan, Inc.,
Series 2005-MIB1, Class A2,
0.766%, due 03/15/22(3),(5)		2,000,000	1,404,877
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41		1,164,499	983,493
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A2,
5.560%, due 10/15/48		400,000	351,074
Greenwich Capital Commercial Funding Corp.,
Series 2006-RR1, Class A1,
5.961%, due 03/18/49(3),(5)		750,000	82,500
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46(3),(6),(7)		364,870	72,974
Series 2007-GKK1, Class A1,
5.580%, due 12/20/49(3),(6),(7)		475,000	99,750
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(3)		2,850,000	2,403,647
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(2),(3)		3,000,000	2,047,329
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class M3,
5.924%, due 03/25/36(3)		653,901	0
Wachovia Auto Loan Owner Trust ,
Series 2006-1, Class A3,
5.100%, due 07/20/11(5)		521,137	522,666
Total commercial mortgage-backed securities (cost $9,735,648)			9,107,771

Mortgage & agency debt securities—0.47%
United States—0.47%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class CB4,
5.079%, due 08/25/35(3),(5)	980,781	4,904
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.712%, due 11/25/35(3)	3,191,519	638,591
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37	862,763	19,412
Bear Stearns Alt-A Trust,
Series 2006-4, Class 3B2,
6.240%, due 07/25/36(3)	8,421,391	89,971
Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class B1,
5.945%, due 06/25/36(3)	336,895	23,583
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
0.762%, due 08/25/35(3)	182,244	154,859
Series 2006-AR6, Class 1B1,
6.055%, due 08/25/36(3)	3,982,201	109,511
Countrywide Alternative Loan Trust,
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	639,274	29,192
Series 2006-26CB, Class M1,
6.500%, due 09/25/36	1,222,208	59,854
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.758%, due 05/25/36(3)	695,128	10,427
Series 2006-7, Class B1,
6.267%, due 08/25/36(3)	739,770	11,097
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.166%, due 06/25/36(3)	968,401	77,472
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.796%, due 06/19/35(3)	286,977	106,467
IndyMac INDA Mortgage Loan Trust,
Series 2007-AR1, Class B1,
5.791%, due 03/25/37(3)	448,000	11,200
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR25, Class B1,
6.053%, due 09/25/36(3)	2,583,666	178,741
Series 2006-AR19, Class 1B2,
6.153%, due 08/25/36(3)	629,085	189
Residential Accredit Loans, Inc.,
Series 2005-QA10, Class M3,
5.594%, due 09/25/35(3)	296,922	5,938
Series 2006-QS5, Class M1,
6.000%, due 05/25/36	1,944,679	58,773
Residential Funding Mortgage Securities I,
Series 2006-SA4, Class M1,
6.141%, due 11/25/36(3)	1,888,866	7,083

United States—(concluded)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
5.131%, due 04/25/35(3)	1,687,340	75,930
Series 2007-1, Class B1II,
6.285%, due 02/25/37(3)	2,010,926	115,729
Series 2006-7, Class B1II,
6.414%, due 08/25/36(3)	2,492,320	370,881
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class LB1,
5.601%, due 12/25/36(3)	474,345	27,724
Series 2006-AR16, Class 3B1,
5.681%, due 12/25/36(3)	1,297,788	50,419
Series 2007-HY1, Class 3B1,
5.875%, due 02/25/37(3)	1,757,220	294,255
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36	1,275,702	267,433
Series 2007-3, Class CRB1,
6.000%, due 04/25/37	541,962	28,453
Series 2006-AR12, Class 2B1,
6.097%, due 09/25/36(3)	373,229	14,929
Total mortgage & agency debt securities (cost $7,480,078)		2,843,017
Total bonds (cost $149,420,265)		41,800,437

	Units
Investment company—2.64%
UBS Opportunistic Emerging Markets Debt Relationship Fund*(9)
(cost $16,821,041)	1,521,425	15,984,696

	Number of rights
Rights—0.00%
United Kingdom—0.00%
Royal Bank of Scotland, expires 04/06/09*
(cost $0)	386,958	0

	Units
Short-term investment—7.21%
Investment company—7.21%
UBS Cash Management Prime Relationship Fund, 1.03%(9),(10)
(cost $43,622,904)	43,622,904	43,622,904

	Shares
Investment of cash collateral from securities loaned—1.01%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(9),(10)
(cost $6,120,299)	6,120,299	6,120,299
Total investments before investments sold short—85.33% (cost $756,445,689)		516,445,746

	Shares	Value
Investments sold short—(15.51)%
Common stocks—(15.51)%
United States—(15.51)%
Abbott Laboratories	(26,200)	(1,249,740)
Adobe Systems, Inc.	(31,800)	(680,202)
Advanced Micro Devices, Inc.	(160,100)	(488,305)
Allegheny Energy, Inc.	(16,500)	(382,305)
Alliant Energy Corp.	(79,500)	(1,962,855)
Altera Corp.	(50,600)	(888,030)
Altria Group, Inc.	(33,900)	(543,078)
American Water Works Co., Inc.	(39,900)	(767,676)
AMR Corp.	(45,800)	(146,102)
Applied Materials, Inc.	(95,700)	(1,028,775)
Archer-Daniels-Midland Co. NPV	(8,000)	(222,240)
AutoZone, Inc.	(5,600)	(910,672)
Best Buy Co., Inc.	(29,500)	(1,119,820)
Biogen Idec, Inc.	(7,600)	(398,392)
BMC Software, Inc.	(82,300)	(2,715,900)
Boston Scientific Corp.	(105,100)	(835,545)
Bristol-Myers Squibb Co.	(56,800)	(1,245,056)
Brown-Forman Corp., Class B	(30,400)	(1,180,432)
C.H. Robinson Worldwide, Inc.	(45,000)	(2,052,450)
C.R. Bard, Inc.	(6,200)	(494,264)
Campbell Soup Co.	(32,600)	(891,936)
Caterpillar, Inc.	(20,100)	(561,996)
Celgene Corp.	(13,100)	(581,640)
Centerpoint Energy, Inc.	(24,900)	(259,707)
CenturyTel, Inc.	(20,500)	(576,460)
Charles River Laboratories International, Inc.	(23,800)	(647,598)
Charles Schwab Corp.	(31,700)	(491,350)
Chevron Corp.	(20,300)	(1,364,972)
Chubb Corp.	(7,800)	(330,096)
Cisco Systems, Inc.	(46,400)	(778,128)
Clorox Co.	(24,500)	(1,261,260)
CME Group, Inc.	(2,600)	(640,614)
Colgate-Palmolive Co.	(13,800)	(813,924)
Computer Sciences Corp.	(5,800)	(213,672)
CONSOL Energy, Inc.	(12,900)	(325,596)
Consolidated Edison, Inc.	(42,000)	(1,663,620)
Continental Airlines, Inc., Class B	(43,100)	(379,711)
Covance, Inc.	(15,100)	(538,013)
CSX Corp.	(27,000)	(697,950)
Cummins, Inc.	(46,100)	(1,173,245)
Deere & Co.	(23,400)	(769,158)
Delta Air Lines, Inc.	(84,700)	(476,861)
Devon Energy Corp.	(25,400)	(1,135,126)
DISH Network Corp., Class A	(41,536)	(461,465)
Dollar Tree, Inc.	(5,800)	(258,390)
DR Horton, Inc.	(28,700)	(278,390)
DreamWorks Animation SKG, Inc., Class A	(25,500)	(551,820)
Eli Lilly & Co.	(55,200)	(1,844,232)
Emerson Electric Co.	(27,400)	(783,092)
EQT Corp.	(53,500)	(1,676,155)
Expeditors International Washington, Inc.	(59,900)	(1,694,571)
Express Scripts, Inc.	(5,800)	(267,786)
Exxon Mobil Corp.	(29,900)	(2,036,190)
Family Dollar Stores, Inc.	(9,500)	(317,015)
Flowers Foods, Inc.	(35,900)	(842,932)
Forest Laboratories, Inc.	(75,600)	(1,660,176)

Investments sold short—(concluded)
GameStop Corp., Class A	(24,600)	(689,292)
Gap, Inc.	(70,000)	(909,300)
General Mills, Inc.	(6,000)	(299,280)
Goldman Sachs Group, Inc.	(2,600)	(275,652)
Goodrich Corp.	(28,000)	(1,060,920)
Hasbro, Inc.	(19,900)	(498,893)
Hershey Co.	(34,000)	(1,181,500)
Honeywell International, Inc.	(18,200)	(507,052)
Hormell Foods Corp.	(12,700)	(402,717)
International Business Machines Corp.	(15,900)	(1,540,551)
ITT Industries, Inc.	(29,100)	(1,119,477)
Joy Global, Inc.	(15,400)	(328,020)
Kellogg Co.	(21,500)	(787,545)
Lamar Advertising Co., Class A	(52,200)	(508,950)
Linear Technology Corp.	(14,100)	(324,018)
Lockheed Martin Corp.	(14,300)	(987,129)
McAfee, Inc.	(10,900)	(365,150)
McDonald’s Corp.	(20,100)	(1,096,857)
Microchip Technology, Inc.	(15,500)	(328,445)
Molson Coors Brewing Co., Class B	(9,100)	(311,948)
Mylan, Inc.	(29,300)	(392,913)
NIKE, Inc., Class B	(11,900)	(557,991)
Novell, Inc.	(143,600)	(611,736)
Novellus Systems, Inc.	(15,700)	(261,091)
NSTAR	(45,500)	(1,450,540)
Nvidia Corp.	(75,500)	(744,430)
Occidental Petroleum Corp.	(10,000)	(556,500)
O’Reilly Automotive, Inc.	(8,000)	(280,080)
Parker Hannifin Corp.	(20,200)	(686,396)
Paychex, Inc.	(10,100)	(259,267)
PNC Financial Services Group, Inc.	(18,700)	(547,723)
Prudential Financial, Inc.	(23,000)	(437,460)
Public Service Enterprise Group, Inc.	(19,200)	(565,824)
QLogic Corp.	(58,100)	(646,072)
Quicksilver Resources, Inc.	(71,900)	(398,326)
Raytheon Co.	(20,800)	(809,952)
Rockwell Automation, Inc.	(23,900)	(521,976)
Safeway, Inc.	(12,800)	(258,432)
Schlumberger Ltd.	(13,600)	(552,432)
Sherwin-Williams Co.	(5,300)	(275,441)
Southern Co.	(48,600)	(1,488,132)
Spectra Energy Corp.	(35,400)	(500,556)
St. Jude Medical, Inc.	(20,800)	(755,664)
Stanley Works	(19,800)	(576,576)
Stryker Corp.	(34,000)	(1,157,360)
Synopsys, Inc.	(14,100)	(292,293)
Tellabs, Inc.	(76,900)	(352,202)
Texas Instruments, Inc.	(32,300)	(533,273)
Thermo Fisher Scientific, Inc.	(7,800)	(278,226)
Tiffany & Co.	(22,400)	(482,944)
Time Warner Cable, Inc.	(3,867)	(95,900)
Time Warner, Inc.	(15,400)	(297,220)
TJX Cos., Inc.	(9,000)	(230,760)
Travelers Cos., Inc.	(32,300)	(1,312,672)
UAL Corp.	(53,967)	(241,772)
Union Pacific Corp.	(17,400)	(715,314)
US Bancorp	(53,700)	(784,557)
Verizon Communications, Inc.	(27,600)	(833,520)
Vertex Pharmaceuticals, Inc.	(19,500)	(560,235)
Visa, Inc., Class A	(13,700)	(761,720)
Walgreen Co.	(56,700)	(1,471,932)
Wal-Mart Stores, Inc.	(28,400)	(1,479,640)
Watson Pharmaceuticals, Inc.	(48,400)	(1,505,724)
Western Union Co.	(50,400)	(633,528)
WW Grainger, Inc.	(28,200)	(1,979,076)
Xcel Energy, Inc.	(41,600)	(775,008)
Xerox Corp.	(46,700)	(212,485)
Yum! Brands, Inc.	(22,000)	(604,560)

Total investments sold short (proceeds $105,871,138)		(93,806,813)
Total investments, net of investments sold short—69.82%		422,638,933
Cash and other assets, less liabilities—30.18%		182,703,891
Net assets—100.00%		$605,342,824

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $756,445,689; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$13,808,069
Gross unrealized depreciation	(253,808,012)
Net unrealized depreciation	$(239,999,943)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Security, or portion thereof, was on loan at March 31, 2009.
(3)	Floating rate security—The interest rates shown are the current rates as of March 31, 2009.
(4)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $2,296,191 or 0.38% of net assets.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of March 31, 2009, are considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Ares Euro CLO BV,
Series 2007-1A, Class G1,
1.000%, due 05/15/24	03/26/07	$1,400,000	0.23%	$93,002	0.02%
Ashwell Rated SA,
due 12/22/77	01/29/07	1,290,100	0.21	60,264	0.01
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23	10/19/06	2,000,000	0.33	132,860	0.02
Babson CLO Ltd.,
Series 2007-1A, Class INC,
due 01/18/21	02/02/07	1,425,000	0.24	150	0.00	(1)
Cadogan Square CLO BV,
Series 3A, Class M,
10.072%, due 01/17/23	12/01/06	1,900,000	0.31	265,720	0.04
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	1,900,000	0.31	40,000	0.01
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19	11/03/06	2,447,500	0.41	27,500	0.00	(1)
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.88	53,000	0.01
GoldenTree Loan Opportunities III Ltd.,
Series 2007-3A, Class SUB,
due 05/1/22	02/27/07	2,600,000	0.43	208,000	0.03
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	3,217,500	0.53	280,667	0.05
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46	05/02/08	252,216	0.04	72,974	0.01
Series 2007-GKK1, Class A1,
5.580%, due 12/20/49	05/02/08	259,469	0.04	99,750	0.02
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	2,400,000	0.40	255,091	0.04
GSC Partners CDO Fund Ltd.,
Series 2007-8A, Class SUB,
due 04/17/21	02/28/07	1,393,350	0.23	105,000	0.02
GSC Partners CDO Fund V Ltd.,
due 11/20/16	02/07/07	598,000	0.10	0	0.00
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22	10/31/06	2,850,000	0.47	79,716	0.01
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,128,000	0.19	36,000	0.01
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22	11/28/06	2,910,000	0.48	119,574	0.02
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,138,056	1.35	320,000	0.05
Logan CDO Ltd.,
Series III-A, Class E,
16.459%, due 07/5/57	06/08/07	2,000,000	0.33	0	0.00
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-SL2, Class B4,
7.647%, due 06/25/35	06/13/08	13,316	0.00 (1)	153,406	0.03
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22	02/26/07	2,400,000	0.40	216,000	0.04
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23	12/12/06	1,900,000	0.31	252,434	0.04
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23	09/25/06	2,000,000	0.33	186,004	0.03
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,700,000	0.94	0	0.00
		$57,422,507	9.49%	$3,057,112	0.51%

(1) Amount represents less than 0.005%

(7)	Security is illiquid. At March 31, 2009, these securities amounted to $4,088,021 or 0.68% of net assets.
(8)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(9)	Investment in affiliated mutual fund.
(10)	The rate shown reflects the yield at March 31, 2009.

ABS	Asset-backed securities
ADR	American depositary receipt
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	12,090,000	USD	8,059,919	04/07/09	$(343,638)
Australian Dollar	64,955,000	USD	41,717,884	06/02/09	(3,258,041)
Canadian Dollar	81,310,000	USD	63,705,596	06/02/09	(817,275)
Euro	5,828,048	LVL	4,135,000	04/07/09	(2,244)
Euro	5,750,000	SEK	62,215,000	04/07/09	(70,343)
Euro	30,548,132	USD	40,629,015	04/07/09	43,277
Euro	215,275,000	USD	271,457,983	06/02/09	(14,557,098)
Euro	19,855,000	USD	26,572,158	06/02/09	192,739
Great Britain Pound	99,780,000	USD	148,645,810	06/02/09	5,455,856
Great Britain Pound	13,930,000	USD	19,902,902	06/02/09	(87,437)
Japanese Yen	2,293,000,000	USD	24,074,741	06/02/09	888,255
Latvian Lat	18,280,000	EUR	25,261,180	04/07/09	(658,946)
Latvian Lat	4,135,000	EUR	5,576,534	07/07/09	(177,626)
New Taiwan Dollar	248,600,000	USD	7,266,881	06/03/09	(80,323)
Polish Zloty	38,905,000	USD	12,694,036	06/02/09	1,536,614
Saudi Arabian Riyal	111,850,000	USD	29,617,371	04/22/09	(204,525)
Swedish Krona	186,866,072	EUR	16,865,000	04/07/09	(327,371)
Swedish Krona	350,240,000	USD	43,886,918	06/02/09	1,267,498
Swedish Krona	219,670,000	USD	26,422,037	06/02/09	(308,799)
Swiss Franc	11,115,000	EUR	7,312,452	06/02/09	(62,327)
Swiss Franc	9,380,000	USD	8,988,118	06/02/09	736,693
United States Dollar	8,360,840	AUD	12,090,000	04/07/09	42,718
United States Dollar	11,655,583	AUD	16,950,000	06/02/09	80,880
United States Dollar	25,411,658	AUD	35,915,000	06/02/09	(543,514)
United States Dollar	16,923,161	CAD	21,575,000	06/02/09	197,499
United States Dollar	50,730,361	CAD	59,735,000	06/02/09	(3,328,152)
United States Dollar	16,922,632	CHF	20,495,000	06/02/09	1,106,468
United States Dollar	165,263,742	EUR	128,495,000	06/02/09	5,455,142
United States Dollar	93,061,182	EUR	68,540,000	06/02/09	(1,998,710)
United States Dollar	89,608,214	GBP	59,755,000	06/02/09	(3,856,402)
United States Dollar	30,539,693	GBP	21,785,000	06/02/09	723,016
United States Dollar	17,545,662	JPY	1,579,100,000	06/02/09	(1,578,030)
United States Dollar	10,732,807	KRW	16,184,000,000	06/03/09	997,421
United States Dollar	29,374,225	LVL	14,145,000	04/07/09	(2,894,500)
United States Dollar	15,770,969	MYR	58,269,000	06/03/09	192,732
United States Dollar	13,086,548	PLN	38,905,000	06/02/09	(1,929,126)
United States Dollar	29,906,417	SAR	111,850,000	04/22/09	(84,522)
United States Dollar	15,164,364	SEK	124,651,072	04/07/09	554
United States Dollar	111,163,989	SEK	906,320,000	06/02/09	(877,234)
United States Dollar	9,055,674	SGD	13,785,000	06/02/09	—
United States Dollar	25,743,516	TWD	893,300,000	06/03/09	657,359
Net unrealized depreciation on forward foreign currency contracts					$(18,471,462)

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
LVL	Latvian Lat
MYR	Malaysian Ringgit
PLN	Polish Zloty
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
US Long Bond, 55 contracts (USD)	June 2009	$7,056,025	$7,133,672	$77,647
10 Year US Treasury Notes, 528 contracts (USD)	June 2009	63,938,683	65,513,250	1,574,567

US treasury futures sell contracts:
5 Year US Treasury Notes, 903 contracts (USD)	June 2009	(105,815,762)	(107,245,359)	(1,429,597)
10 Year US Treasury Notes, 276 contracts (USD)	June 2009	(33,535,717)	(34,245,563)	(709,846)

Index futures buy contracts:
Amsterdam Exchanges Index, 1,122 contracts (EUR)	April 2009	62,177,020	64,346,775	2,169,755
CAC 40 Index, 44 contracts (EUR)	April 2009	1,622,721	1,639,558	16,837
Dow Jones EURO STOXX 50 Index, 503 contracts (EUR)	June 2009	13,023,801	13,317,330	293,529
IBEX 35 Index, 64 contracts (EUR)	April 2009	6,439,152	6,623,594	184,442
MSCI Singapore Index, 42 contracts (SGD)	April 2009	1,142,312	1,128,035	(14,277)
MSCI Taiwan Index, 610 contracts (USD)	April 2009	11,935,260	11,850,977	(84,283)
NIKKEI 225 Index, 444 contracts (JPY)	June 2009	32,497,967	37,031,379	4,533,412
S&P 500 Index, 533 contracts (USD)	June 2009	95,582,090	105,907,100	10,325,010
S&P MIB Index, 280 contracts (EUR)	June 2009	26,327,874	28,660,065	2,332,191

Index futures sell contracts:
DAX Index, 130 contracts (EUR)	June 2009	(17,467,578)	(17,750,024)	(282,446)
FTSE 100 Index, 133 contracts (GBP)	June 2009	(7,340,596)	(7,396,855)	(56,259)
FTSE/JSE Top 40 Index, 612 contracts (ZAR)	June 2009	(11,815,532)	(12,162,738)	(347,206)
Hang Seng Stock Index, 131 contracts (HKD)	April 2009	(11,658,828)	(11,491,735)	167,093
OMXS 30 Index, 431 contracts (SEK)	April 2009	(3,406,321)	(3,372,843)	33,478
S&P MidCap 400 Index, 1,705 contracts (USD)	June 2009	(73,696,698)	(83,186,950)	(9,490,252)
S&P Toronto Stock Exchange 60 Index, 728 contracts (CAD)	June 2009	(58,332,654)	(60,743,655)	(2,411,001)
SPI 200 Index, 497 contracts (AUD)	June 2009	(29,162,644)	(30,874,940)	(1,712,296)

Interest rate futures buy contracts:
90 Day Bank Bill Futures, 193 contracts (AUD)	March 2011	132,750,072	132,745,981	(4,091)
90 Day Euro-Dollar Futures, 123 contracts (USD)	April 2009	30,336,838	30,396,375	59,537
90 Day Sterling Futures, 91 contracts (GBP)	March 2011	15,488,380	15,857,891	369,511
Australian 10 Year Bond, 650 contracts (AUD)	June 2009	51,241,130	50,997,593	(243,537)
Euro-Bund Futures, 487 contracts (EUR)	June 2009	79,850,529	80,509,718	659,189
30 Day Libor Futures, 8 contracts (USD)	May 2009	1,985,913	1,989,050	3,137
30 Day Libor Futures, 55 contracts (USD)	June 2009	13,626,319	13,668,875	42,556

Interest rate futures sell contracts:
90 Day Bank Bill Futures, 193 contracts (AUD)	March 2010	(133,123,877)	(133,151,926)	(28,049)
90 Day Euro-Dollar Futures, 55 contracts (USD)	June 2009	(13,550,556)	(13,598,750)	(48,194)
90 Day Euro-Dollar Futures, 123 contracts (USD)	May 2009	(30,333,757)	(30,404,062)	(70,305)
90 Day Sterling Futures, 28 contracts (GBP)	June 2011	(4,764,441)	(4,866,796)	(102,355)
90 Day Sterling Futures, 63 contracts (GBP)	September 2011	(10,721,802)	(10,926,562)	(204,760)
Canadian 10 Year Bond, 439 contracts (CAD)	June 2009	(43,397,461)	(44,115,879)	(718,418)
Japanese 10 Year Bond, 78 contracts (JPY)	June 2009	(109,292,698)	(108,861,949)	430,749
Long Gilt, 413 contracts (GBP)	June 2009	(71,719,421)	(73,013,390)	(1,293,969)
30 Day Libor Futures, 8 contracts (USD)	April 2009	(1,987,872)	(1,989,900)	(2,028)
Net unrealized appreciation on futures contracts				$4,019,471

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Options written

UBS Dynamic Alpha Fund had the following open options written as of March 31, 2009:

	Expiration dates	Premiums received	Value
Put options
3 Month Euro Euribor Interest Rate Futures, 1,000 contracts, strike @ EUR 97.00	December 2009	$159,655	$49,823
3 Month Libor Option, 286 contracts, strike @ GBP 97.50	March 2010	142,055	71,814
Total options written		$301,710	$121,637

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound

Swap agreements

UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC	GBP	13,300,000	01/19/36	—	(1)	3.0550	%(2)	—	$(2,699,854)	$(2,699,854)
Citigroup Global Markets Ltd.	USD	370,000,000	05/15/09	0.6325	%(2)	—	(3)	—	(31,775)	(31,775)
Citigroup Global Markets Ltd.	USD	60,000,000	12/25/09	0.5219	(4)	1.3300	(2)	—	301,840	301,840
Citigroup Global Markets Ltd.	USD	57,700,000	05/31/13	1.2563	(5)	2.3388	(2)	—	740,957	740,957
Citigroup Global Markets Ltd.	USD	31,200,000	11/24/18	0.5269	(4)	1.2488	(5)	—	182,803	182,803
Deutsche Bank AG	USD	370,000,000	06/19/09	—	(3)	0.7400	(2)	—	59,761	59,761
Deutsche Bank AG	GBP	67,200,000	12/15/11	—	(6)	4.1950	(2)	—	3,323,051	3,323,051
Deutsche Bank AG	AUD	45,350,000	01/15/12	—	(7)	3.9350	(2)	—	(62,759)	(62,759)
Deutsche Bank AG	USD	57,700,000	05/31/13	1.2563	(5)	2.2580	(2)	—	549,895	549,895
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460	(2)	1.4350	(5)	—	(1,808,190)	(1,808,190)
Deutsche Bank AG	EUR	12,800,000	01/08/19	2.8820	(8)	3.8900	(2)	—	757,177	757,177
Deutsche Bank AG	AUD	11,800,000	01/20/19	3.4567	(9)	4.2700	(2)	—	(455,719)	(455,719)
Deutsche Bank AG	GBP	15,100,000	12/15/19	4.6425	(2)	—	(6)	—	(1,387,215)	(1,387,215)
Deutsche Bank AG	AUD	11,400,000	01/15/20	4.4550	(2)	—	(10)	—	481,938	481,938
Deutsche Bank AG	GBP	37,000,000	06/27/37	—	(1)	3.3150	(2)	—	(3,189,937)	(3,189,937)
Deutsche Bank AG	GBP	44,000,000	06/27/37	5.2100	(2)	2.9981	(11)	—	(15,214,419)	(15,214,419)
Deutsche Bank AG	EUR	5,900,000	01/08/39	3.7770	(2)	2.8820	(8)	—	(170,476)	(170,476)
Deutsche Bank AG	AUD	6,200,000	01/20/39	3.1000	(2)	3.4567	(9)	—	1,039,639	1,039,639
Goldman Sachs International	USD	158,200,000	11/24/09	1.2488	(5)	0.8044	(4)	—	(261,583)	(261,583)
Goldman Sachs International	CHF	14,000,000	09/01/18	3.2500	(2)	0.6483	(12)	—	(1,036,910)	(1,036,910)
Goldman Sachs International	JPY	1,700,000,000	02/02/37	2.5230	(2)	0.8525	(13)	—	(2,521,071)	(2,521,071)
JPMorgan Chase Bank	USD	32,100,000	01/09/10	1.3975	(5)	0.9531	(4)	—	(38,344)	(38,344)
JPMorgan Chase Bank	USD	58,200,000	03/21/12	—	(14)	4.0600	(2)	—	2,413,860	2,413,860
JPMorgan Chase Bank	USD	127,000,000	11/24/18	0.5319	(4)	1.2488	(5)	$778	687,962	687,184
JPMorgan Chase Bank	USD	32,100,000	01/09/19	0.5444	(4)	1.3975	(5)	—	205,340	205,340
JPMorgan Chase Bank	USD	15,300,000	03/18/20	4.8575	(2)	—	(14)	—	(2,256,256)	(2,256,256)
Merrill Lynch International	USD	75,300,000	01/09/10	1.3975	(5)	0.9431	(4)	—	(97,595)	(97,595)
Merrill Lynch International	USD	65,950,000	08/15/16	4.3300	(2)	1.2344	(5)	—	(7,934,011)	(7,934,011)
Merrill Lynch International	USD	75,300,000	01/09/19	0.5431	(4)	1.3975	(5)	—	490,215	490,215
Merrill Lynch International	CAD	10,400,000	03/09/19	2.6300	(2)	0.6829	(15)	—	(90,947)	(90,947)
Merrill Lynch International	USD	8,550,000	03/11/19	1.3125	(5)	3.1100	(2)	—	189,931	189,931
Merrill Lynch International	CAD	6,450,000	03/09/29	0.6829	(15)	3.7575	(2)	—	93,458	93,458
Merrill Lynch International	USD	5,050,000	03/12/29	3.2775	(2)	1.3125	(5)	—	(54,129)	(54,129)
								—	$(27,793,363)	$(27,794,141)

(1)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 1 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(4)	Rate based on 1 month LIBOR (USD BBA).
(5)	Rate based on 3 month LIBOR (USD BBA).
(6)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(7)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(8)	Rate based on 6 month EURIBOR (EUR EURIBOR).
(9)	Rate based on 6 month BBSW.
(10)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(11)	Rate based on 6 month LIBOR (GBP BBA).
(12)	Rate based on 6 month LIBOR (CHF BBA).
(13)	Rate based on 6 month LIBOR (JPY BBA).
(14)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(15)	Rate based on 3 month Canadian Bankers Acceptance.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Dynamic Alpha Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on credit indices — buy protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	12,883,200	12/20/12	0.6000	%(2)	—	(3)	—	$1,050,406	$1,050,406
Deutsche Bank AG	USD	10,000,000	06/20/13	0.0000	(2)	—	(4)	—	2,197,066	2,197,066
Deutsche Bank AG	USD	24,000,000	06/20/13	3.2500	(2)	—	(5)	—	5,923,008	5,923,008
Deutsche Bank AG	USD	33,000,000	06/20/13	3.2500	(2)	—	(5)	—	8,144,136	8,144,136
Deutsche Bank AG	USD	100,000,000	06/20/13	1.7200	(2)	—	(6)	—	20,443,103	20,443,103
Deutsche Bank AG	USD	6,250,000	12/20/13	3.3500	(2)	—	(7)	$1,239,523	816,296	(423,227)
Goldman Sachs International	USD	6,123,125	06/20/13	5.0000	(2)	—	(8)	—	1,761,692	1,761,692
Goldman Sachs International	USD	25,000,000	06/20/13	7.7500	(2)	—	(6)	—	1,193,257	1,193,257
Goldman Sachs International	USD	12,500,000	12/20/13	1.5000	(2)	—	(9)	302,657	436,613	133,956
Goldman Sachs International	USD	29,250,000	12/20/13	3.3500	(2)	—	(7)	4,499,372	3,820,265	(679,107)
Goldman Sachs International	USD	9,300,000	02/17/51	0.3500	(2)	—	(10)	988,405	3,221,987	2,233,582
Goldman Sachs International	USD	2,500,000	10/12/52	0.1000	(2)	—	(11)	476,941	555,780	78,839
Merrill Lynch	USD	5,820,000	06/20/13	5.0000	(2)	—	(8)	1,301,417	1,674,480	373,063
Merrill Lynch	USD	18,000,000	06/20/13	7.5500	(2)	—	(6)	—	952,698	952,698
Merrill Lynch	USD	24,000,000	06/20/13	3.2500	(2)	—	(5)	—	5,923,008	5,923,008
Merrill Lynch	USD	41,500,000	06/20/13	3.2500	(2)	—	(5)	—	10,241,868	10,241,868
Merrill Lynch	USD	1,750,000	12/20/13	1.5000	(2)	—	(9)	30,973	61,126	30,153
									$68,416,789	$59,577,501

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 0-5% Tranche.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 15-100% Tranche.

(7)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 10 Index.

(8)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(9)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 11 Index.

(10)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AAA Series 4 Index.

(11)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AAA Series 1 Index.

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation
Goldman Sachs International	USD	1,850,000	09/20/13	1.4700	%(2)	—	(3)	—	$128,134	$128,134
Goldman Sachs International	USD	3,000,000	12/20/13	0.5500	(2)	—	(4)	—	21,185	21,185
Merrill Lynch	USD	1,600,000	09/20/13	2.8500	(2)	—	(5)	—	77,401	77,401
Merrill Lynch	USD	1,800,000	12/20/13	3.0500	(2)	—	(6)	—	217,534	217,534
									$444,254	$444,254

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder System, Inc. 6.950% bond, due 12/01/25.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Walt Disney Company 5.625% bond, due 09/15/16.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Panama 8.875% bond, due 09/30/27.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the AXP 4.875% bond, due 07/15/13.

Credit default swaps on credit indices — sell protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Deutsche Bank AG	USD	30,000,000	06/20/13	—	(3)	3.1700	%(4)	—	$(5,002,503)	$(5,002,503)	—
Deutsche Bank AG	USD	45,500,000	06/20/13	—	(5)	3.2500	(4)	—	(11,229,036)	(11,229,036)	—
Deutsche Bank AG	USD	60,000,000	06/20/13	—	(3)	1.7800	(4)	—	(12,172,309)	(12,172,309)	—
Deutsche Bank AG	EUR	94,000,000	06/20/13	—	(6)	6.5000	(4)	—	(22,944,616)	(22,944,616)	12.8472%
Deutsche Bank AG	USD	9,500,000	07/25/45	—	(7)	0.5400	(4)	—	(8,719,066)	(8,719,066)	—
Goldman Sachs International	USD	79,900,000	12/20/12	—	(8)	3.7500	(4)	—	(23,913,046)	(23,913,046)	15.3384
Goldman Sachs International	USD	14,640,000	06/20/13	—	(9)	1.5500	(4)	—	(663,691)	(663,691)	2.6067
Goldman Sachs International	USD	70,272,000	06/20/13	—	(9)	1.5500	(4)	—	(3,185,716)	(3,185,716)	2.6067
Goldman Sachs International	USD	91,180,000	06/20/13	—	(10)	5.0000	(4)	—	(26,233,515)	(26,233,515)	16.3032
Merrill Lynch	USD	6,000,000	06/20/13	—	(5)	3.2500	(4)	$(1,625,168)	(1,480,752)	144,416	—
Merrill Lynch	USD	10,000,000	06/20/13	—	(11)	0.0000	(4)	—	(2,195,920)	(2,195,920)	—
Merrill Lynch	USD	30,000,000	06/20/13	—	(3)	3.0300	(4)	—	(5,111,648)	(5,111,648)	—
Merrill Lynch	USD	100,000,000	06/20/13	—	(3)	1.7300	(4)	—	(20,417,116)	(20,417,116)	—
Merrill Lynch	USD	3,100,000	07/25/45	—	(7)	0.5400	(4)	—	(2,845,169)	(2,845,169)	—
									$(146,114,103)	$(144,488,935)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 15-100% Tranche.

(4)	Payments received are based on the notional amount.
(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(6)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 9 Index.
(7)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-A Series 6 Index.

(8)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 9 Index.

(9)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.

(10)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(11)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 0-5% Tranche.

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Deutsche Bank AG	USD	625,000	09/20/13	—	(3)	1.8000	%(4)	—	$(98,284)	$(98,284)	6.3000%
Deutsche Bank AG	USD	1,750,000	12/20/13	—	(5)	4.0800	(4)	—	4,240	4,240	3.9939
Deutsche Bank AG	USD	1,750,000	12/20/13	—	(6)	5.3500	(4)	—	(127,810)	(127,810)	7.4200
Goldman Sachs International	USD	1,250,000	09/20/09	—	(7)	7.0000	(4)	—	(121,489)	(121,489)	31.0585
Goldman Sachs International	USD	1,250,000	09/20/13	—	(3)	1.5300	(4)	—	(208,094)	(208,094)	17.7141
									$(551,437)	$(551,437)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Citigroup, Inc. 6.500% bond, due 01/18/11.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Morgan Stanley 6.600% bond, due 04/01/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 6.000% bond, due 06/15/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the International Lease Fin Corp. 4.150% bond, due 01/20/15.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund had outstanding total return swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized depreciation
Merrill Lynch	GBP	12,990,000	03/31/10	—	(1)	4.5000	%(2)	$(5,652,937)	$(5,652,937)
Merrill Lynch	GBP	28,390,000	03/31/11	—	(1)	1.2500	(2)	(13,083,416)	(13,083,416)
								$(18,736,353)	$(18,736,353)

(1)	Payment to the counterparty is equal to the negative total return of the IPD UK Annual Index multiplied by the notional amount.
(2)

Fixed payment received is based on the notional amount. The Fund will also receive a payment from the counterparty if the total return of the IPD UK Annual Index is positive equal to the positive return multiplied by the notional amount.

IPD	Institutional Property Databank

Currency type abbreviation:
GBP	Great Britain Pound

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ investments. The Funds may hold investments which have been fair valued in accordance with the Funds’ fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

	Measurements at 03/31/09
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments, at value	$208,570,772	$210,659,304	$3,408,857	$422,638,933
Other financial instruments(1)	4,199,544	(142,805,675)	—	(138,606,131)
Total	$212,770,316	$67,853,629	$3,408,857	$284,032,802

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$45,375,544	$0	$45,375,544
Total gains or losses (realized/unrealized) included in earnings	(42,929,624)	0	(42,929,624)
Purchases, sales, issuances, and settlements (net)	1,759,693	0	1,759,693
Transfers in and/or out of Level 3	(796,756)	0	(796,756)
Ending balance	$3,408,857	$0	$3,408,857

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(a)	$(43,222,080)	$0	$(43,222,080)

(a) Excludes from total gains or losses (realized/unrealized) included in earnings, unrealized losses of $188,469 related to transferred assets, presented at their end of period values.

Written option activity for the period ended March 31, 2009 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2008	220	$131,652
Options written	(28,551)	(25,505,856)
Options terminated in closing purchase transactions	29,617	25,675,914
Options expired prior to exercise	—	—
Options outstanding at March 31, 2009	1,286	$301,710

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.37%
Air freight & logistics	0.79
Airlines	0.37
Auto components	0.73
Automobiles	0.79
Beverages	1.38
Biotechnology	1.09
Capital markets	2.07
Chemicals	1.90
Commercial banks	3.43
Communications equipment	0.83
Computers & peripherals	1.45
Construction materials	0.42
Consumer finance	0.24
Diversified financial services	0.71
Diversified telecommunication services	1.46
Electric utilities	1.59
Energy equipment & services	1.25
Food & staples retailing	0.75
Food products	0.10
Health care equipment & supplies	2.25
Health care providers & services	1.00
Hotels, restaurants & leisure	1.15
Household durables	0.29
Household products	0.66
Independent power producers & energy traders	0.05
Industrial conglomerates	1.21
Insurance	1.97
Internet & catalog retail	0.19
Internet software & services	0.30
IT services	0.50
Life sciences tools & services	0.57
Machinery	2.13
Media	2.65
Metals & mining	0.93
Multiline retail	0.71
Multi-utilities	0.87
Office electronics	0.48
Oil, gas & consumable fuels	6.47
Pharmaceuticals	4.05
Professional services	0.34
Real estate investment trusts (REITs)	0.16
Real estate management & development	0.73
Road & rail	1.24
Semiconductors & semiconductor equipment	3.32
Software	2.76
Specialty retail	0.88
Textiles, apparel & luxury goods	0.20
Tobacco	0.91
Trading companies & distributors	0.72
Wireless telecommunication services	1.53
Total common stocks	62.94
Bonds
Corporate bonds
Capital markets	0.10
Commercial banks	0.09
Diversified financial services	0.07
Wireless telecommunication services	0.03
Total corporate bonds	0.29
Asset-backed securities	0.15
Commercial mortgage-backed securities	1.09
Mortgage & agency debt securities	8.89
Stripped mortgage-backed security	0.01
US government obligations	2.11
Non US-government obligations	0.81
Sovereign/supranational bond	0.12
Total bonds	13.47

Investment companies
UBS Corporate Bond Relationship Fund	2.84
UBS Emerging Markets Equity Relationship Fund	5.11
UBS High Yield Relationship Fund	7.43
UBS Small-Cap Equity Relationship Fund	3.65
UBS U.S. Securitized Mortgage Relationship Fund	0.21
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	0.36
Total investment companies	19.60
Short-term investment	2.02
Investment of cash collateral from securities loaned	2.52
Total investments	100.55
Liabilities, in excess of cash and other assets	(0.55)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Allocation Fund — Portfolio of investments
March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—62.94%
Australia—0.68%
BHP Billiton Ltd.	113,837	$2,537,290
Orica Ltd.	425,969	4,388,476
Qantas Airways Ltd.	2,762,425	3,360,512
Total Australia common stocks		10,286,278

Austria—0.48%
Telekom Austria AG	483,350	7,304,432

Belgium—0.39%
Anheuser-Busch InBev NV	216,707	5,984,012

Bermuda—0.67%
Covidien Ltd.	308,000	10,237,920

Canada—1.65%
Canadian National Railway Co.	144,600	5,183,947
EnCana Corp.	167,500	6,855,171
Manulife Financial Corp.	150,300	1,692,782
Toronto-Dominion Bank(1)	147,800	5,094,692
TransCanada Corp.(1)	259,400	6,137,296
Total Canada common stocks		24,963,888

Cayman Islands—0.24%
Seagate Technology	618,700	3,718,387

China—0.76%
Bank of East Asia Ltd.	1,260,600	2,434,201
Esprit Holdings Ltd.	541,400	2,794,853
Jardine Matheson Holdings Ltd.	72,000	1,311,261
New World Development Ltd.	4,929,000	4,917,910
Total China common stocks		11,458,225

Finland—0.35%
Nokia Oyj	448,211	5,247,309

France—2.11%
BNP Paribas	233,994	9,644,432
GDF Suez	125,524	4,315,795
Societe Generale	63,975	2,512,163
Technip SA	68,858	2,426,765
Total SA	263,377	13,062,409
Total France common stocks		31,961,564

Germany—2.29%
Bayer AG	100,582	4,818,518
Daimler AG(1)	152,048	3,864,977
E.ON AG	204,416	5,689,983
Henkel AG & Co KGaA, Preference shares	154,032	4,187,556
MAN AG(1)	56,154	2,449,584
Metro AG	77,563	2,563,678
Muenchener Rueckversicherungs-Gesellschaft AG	41,935	5,122,039
Siemens AG	106,622	6,105,925
Total Germany common stocks		34,802,260

Greece—0.10%
Alpha Bank AE	221,004	1,477,984

Guernsey—0.11%
Resolution Ltd.*	1,152,679	1,686,775

Ireland—0.66%
CRH PLC	295,208	6,349,575
Elan Corp. PLC ADR*	198,300	1,316,712
Ryanair Holdings PLC ADR*	99,600	2,301,756
Total Ireland common stocks		9,968,043

Italy—0.15%
Intesa Sanpaolo SpA	833,436	2,292,019

Japan—5.60%
Bank of Yokohama Ltd.	722,000	3,101,906
Canon, Inc.	250,100	7,295,338
Honda Motor Co., Ltd.	342,000	8,182,914
Japan Tobacco, Inc.	3,199	8,543,332
Kao Corp.	221,000	4,333,235
Kuraray Co., Ltd.	383,500	3,294,405
Mitsubishi Corp.	601,600	8,004,513
Mitsui Fudosan Co., Ltd.	210,000	2,303,456
Mitsui Sumitomo Insurance Group Holdings, Inc.	184,200	4,323,131
Nintendo Co., Ltd.	16,500	4,840,026
Nomura Holdings, Inc.	1,005,100	5,061,948
NTT DoCoMo, Inc.	3,014	4,112,328
Shin-Etsu Chemical Co., Ltd.	144,600	7,097,183
Sumitomo Mitsui Financial Group, Inc.(1)	159,500	5,626,463
Sumitomo Trust & Banking Co., Ltd.	881,000	3,416,021
THK Co., Ltd.(1)	401,300	5,461,166
Total Japan common stocks		84,997,365

Luxembourg—0.10%
ArcelorMittal(1)	76,520	1,548,709

Netherlands—1.45%
Akzo Nobel NV	129,143	4,893,506
ASML Holding NV(1)	330,990	5,858,977
ING Groep NV CVA	938,531	5,242,165
Reed Elsevier NV	375,120	4,011,497
TNT NV	119,826	2,049,867
Total Netherlands common stocks		22,056,012

Norway—0.31%
Telenor ASA	830,400	4,762,644

Singapore—0.73%
CapitaLand Ltd.	2,586,000	3,974,984
DBS Group Holdings Ltd.	458,000	2,568,126
Olam International Ltd.	4,749,000	4,565,660
Total Singapore common stocks		11,108,770

Spain—0.46%
Banco Bilbao Vizcaya Argentaria SA(1)	350,475	2,848,447
Inditex SA(1)	105,010	4,084,443
Total Spain common stocks		6,932,890

Switzerland—2.20%
Adecco SA	166,196	5,199,523
Alcon, Inc.	14,100	1,281,831
Credit Suisse Group AG	157,046	4,763,365
Nobel Biocare Holding AG(1)	151,274	2,583,251
Novartis AG	76,506	2,887,627
Roche Holding AG	90,113	12,372,018
Synthes, Inc.	38,464	4,279,747
Total Switzerland common stocks		33,367,362

United Kingdom—4.30%
Barclays PLC	2,091,708	4,462,218
BP PLC	716,138	4,792,746
British Land Co. PLC	470,453	2,429,940
British Sky Broadcasting Group PLC	1,193,167	7,406,277
Cobham PLC	1,163,570	2,867,518
Imperial Tobacco Group PLC	236,747	5,316,975
Kingfisher PLC	1,865,687	3,998,111
Prudential PLC	754,427	3,635,317
Rio Tinto PLC	204,611	6,851,289

United Kingdom—(concluded)
Sage Group PLC	1,537,147	3,724,971
Tullow Oil PLC	339,605	3,903,763
Vodafone Group PLC	7,340,395	12,823,694
Wolseley PLC*	892,839	2,954,933
Total United Kingdom common stocks		65,167,752

United States—37.15%
Abbott Laboratories	17,900	853,830
Abercrombie & Fitch Co., Class A	16,900	402,220
ACE Ltd.	193,000	7,797,200
Adobe Systems, Inc.*	61,000	1,304,790
Aflac, Inc.	115,900	2,243,824
Air Products & Chemicals, Inc.	22,300	1,254,375
Alcoa, Inc.	436,900	3,206,846
Allergan, Inc.	354,400	16,926,144
Amazon.com, Inc.*	38,600	2,834,784
American Electric Power Co., Inc.	195,600	4,940,856
American Tower Corp., Class A*	32,000	973,760
Amgen, Inc.*	154,400	7,645,888
Anadarko Petroleum Corp.	240,800	9,364,712
Analog Devices, Inc.	24,300	468,261
Apple, Inc.*	175,300	18,427,536
AT&T, Inc.	405,300	10,213,560
Baker Hughes, Inc.	254,700	7,271,685
Bank of New York Mellon Corp.	330,902	9,347,982
Baxter International, Inc.	30,200	1,546,844
BlackRock, Inc.	10,900	1,417,436
BorgWarner, Inc.(1)	289,500	5,876,850
Broadcom Corp., Class A*(1)	471,200	9,414,576
Burlington Northern Santa Fe Corp.	119,100	7,163,865
Campbell Soup Co.	21,300	582,768
Carnival Corp.	320,000	6,912,000
Celanese Corp., Series A	228,200	3,051,034
Charles Schwab Corp.	109,700	1,700,350
Chevron Corp.	162,000	10,892,880
Cisco Systems, Inc.*	184,400	3,092,388
City National Corp.(1)	81,400	2,748,878
CME Group, Inc.	8,300	2,045,037
Coach, Inc.*	179,300	2,994,310
Colgate-Palmolive Co.	23,500	1,386,030
Comcast Corp., Class A	1,022,400	13,945,536
Constellation Brands, Inc., Class A*	92,100	1,095,990
DaVita, Inc.*	44,900	1,973,355
Discover Financial Services	586,375	3,700,026
Dynegy, Inc., Class A*	519,100	731,931
Ecolab, Inc.	24,000	833,520
EOG Resources, Inc.	64,100	3,510,116
Exelon Corp.	253,800	11,519,982
Expeditors International Washington, Inc.	16,200	458,298
Express Scripts, Inc.*	32,300	1,491,291
Exxon Mobil Corp.	30,700	2,090,670
FedEx Corp.	213,600	9,503,064
Fortune Brands, Inc.	176,700	4,337,985
General Dynamics Corp.	22,100	919,139
General Electric Co.(1)	1,083,000	10,949,130
Genzyme Corp.*	150,900	8,961,951
Google, Inc., Class A*	13,000	4,524,780
Halliburton Co.	515,300	7,971,691
Hess Corp.	155,300	8,417,260
Home Depot, Inc.	33,100	779,836
Illinois Tool Works, Inc.	366,600	11,309,610

United States—(continued)
Intel Corp.	1,381,400	20,790,070
IntercontinentalExchange, Inc.*	24,900	1,854,303
International Game Technology	124,700	1,149,734
Interpublic Group of Cos., Inc.*	1,016,200	4,186,744
Intersil Corp., Class A(1)	248,300	2,855,450
Intuit, Inc.*(1)	320,300	8,648,100
JC Penney Co., Inc.	297,400	5,968,818
Johnson & Johnson	239,600	12,602,960
Johnson Controls, Inc.	433,900	5,206,800
Kellogg Co.	26,600	974,358
Kla-Tencor Corp.	170,400	3,408,000
Laboratory Corp. of America Holdings*	29,900	1,748,851
Macy’s, Inc.	554,400	4,934,160
Marathon Oil Corp.	270,300	7,106,187
Marvell Technology Group Ltd.*	570,400	5,224,864
MasterCard, Inc., Class A(1)	21,920	3,671,162
McDonald’s Corp.	24,500	1,336,965
Medco Health Solutions, Inc.*	239,000	9,880,260
Medtronic, Inc.	255,300	7,523,691
MetLife, Inc.(1)	116,900	2,661,813
Microsoft Corp.	737,400	13,546,038
Millipore Corp.*(1)	89,100	5,115,231
Monsanto Co.	23,100	1,919,610
Morgan Stanley	406,450	9,254,866
National Semiconductor Corp.(1)	230,400	2,366,208
News Corp., Class A	143,800	951,956
Omnicom Group, Inc.	230,500	5,393,700
Oracle Corp.*	79,500	1,436,565
PACCAR, Inc.	337,350	8,690,136
Pall Corp.	211,900	4,329,117
Peabody Energy Corp.	309,100	7,739,864
Pepco Holdings, Inc.	152,500	1,903,200
PepsiCo, Inc.	271,800	13,992,264
Pfizer, Inc.(1)	696,200	9,482,244
Pharmaceutical Product Development, Inc.	107,200	2,542,784
Praxair, Inc.	31,400	2,112,906
Principal Financial Group, Inc.(1)	290,300	2,374,654
QUALCOMM, Inc.	111,000	4,319,010
Ryder System, Inc.	158,400	4,484,304
Salesforce.com, Inc.*	12,800	418,944
Schlumberger Ltd.	19,700	800,214
Sempra Energy	193,200	8,933,568
Sherwin-Williams Co.	23,800	1,236,886
Southwestern Energy Co.*	31,600	938,204
Sprint Nextel Corp.*	1,506,852	5,379,462
Starbucks Corp.*	708,400	7,870,324
Stryker Corp.	52,100	1,773,484
Sysco Corp.	186,800	4,259,040
Ultra Petroleum Corp.*	243,400	8,735,626
Union Pacific Corp.	47,800	1,965,058
United Technologies Corp.	42,300	1,818,054
Viacom, Inc., Class B*(1)	241,300	4,193,794
Visa, Inc., Class A	71,199	3,958,664
VMware, Inc., Class A*	333,491	7,877,057
Waters Corp.*	26,600	982,870
Weatherford International Ltd.*	35,700	395,199
Wells Fargo & Co.(1)	252,800	3,599,872
Williams Cos., Inc.	269,800	3,070,324
XTO Energy, Inc.	46,375	1,420,003

United States—(concluded)
Zimmer Holdings, Inc.*	133,900		4,887,350
Total United States common stocks			563,530,604
Total common stocks (cost $1,352,575,278)			954,861,204

	Face amount
Bonds—13.47%
Corporate bonds—0.29%
France—0.02%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	260,000	352,603

Germany—0.02%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12	EUR	260,000	352,541

Ireland—0.02%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	260,000	342,247

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	255,000	343,228

Netherlands—0.05%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	250,000	350,827
Rabobank Nederland NV,
4.125%, due 04/04/12	250,000		337,586
Total Netherlands corporate bonds			688,413

United Kingdom—0.04%
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	160,000	212,603
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	280,000	367,633
Total United Kingdom corporate bonds			580,236

United States—0.12%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	205,000	222,600
Morgan Stanley,
1.950%, due 06/20/12	$1,545,000		1,542,703
Total United States corporate bonds			1,765,303
Total corporate bonds (cost $4,965,478)			4,424,571

Asset-backed securities—0.15%
United States—0.15%
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(2)	615,330		584,948
Conseco Finance,
Series 2001-D, Class M2,
2.306%, due 11/15/32(2)	1,163,349		270,420
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11	800,000		789,403

United States—(concluded)
GSAMP Trust,
Series 2006-S5, Class A2,
5.658%, due 09/25/36(3)	1,957,561	48,939
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(2)	79,194	76,146
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.702%, due 09/25/36(2)	494,140	118,604
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.562%, due 09/25/36(2)	368,939	353,887

Total asset-backed securities (cost $5,370,327)		2,242,347

Commercial mortgage-backed securities—1.09%
United States—1.09%
Asset Securitization Corp.,
Series 1997-D4, Class B1,
7.525%, due 04/14/29	5,000,000	5,007,331
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	1,698,227	1,434,261
Series 2006-PW12, Class A4,
5.718%, due 09/11/38(2)	1,750,000	1,492,076
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	1,800,000	1,296,659
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1,
5.676%, due 06/23/46(2),(4),(5)	8,966,441	1,972,617
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(2)	1,325,000	1,117,486
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(1),(2)	1,120,000	764,336
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	3,500,000	2,404,278
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2,
7.400%, due 07/15/31(2)	159,222	158,860
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(2)	1,825,000	281,044
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A2,
5.624%, due 07/15/45	750,000	664,009

Total commercial mortgage-backed securities (cost $25,994,576)		16,592,957

Mortgage & agency debt securities—8.89%
United States—8.89%
Bear Stearns Alt-A Trust,
Series 2005-3, Class B1,
5.246%, due 04/25/35(2)	6,810,496	777,587
Countrywide Alternative Loan Trust,
Series 2005-J2, Class 2A1,
7.500%, due 12/25/34	896,754	550,664
Federal Home Loan Mortgage Corp.,†
5.000%, TBA	3,000,000	3,093,750
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04773, 4.500%, due 09/01/38	7,794,880	7,966,325
#G08307, 5.000%, due 11/01/38	5,212,539	5,381,908
#D96274, 5.500%, due 09/01/23	1,869,786	1,949,942
#C90798, 5.500%, due 02/01/24	3,326,563	3,466,749
#G04121, 5.500%, due 04/01/38	8,774,868	9,114,829
#G04567, 5.500%, due 07/01/38	6,451,587	6,701,538
#C56030, 6.000%, due 03/01/31	295,766	311,540
#A24844, 6.000%, due 07/01/34	1,037,553	1,088,346
#E01127, 6.500%, due 02/01/17	60,046	63,090
#E92004, 6.500%, due 10/01/17	334,785	351,291
#C20606, 6.500%, due 01/01/29	1,357,766	1,445,623
#C00742, 6.500%, due 04/01/29	38,772	41,256
#G01717, 6.500%, due 11/01/29	740,183	788,078
#G00944, 7.000%, due 06/01/28	129,569	140,784
#G01391, 7.000%, due 04/01/32	991,323	1,073,153
Federal National Mortgage Association,†
2.750%, due 03/13/14	4,075,000	4,123,643
2.875%, due 12/11/13	2,810,000	2,872,469
3.500%, due 04/28/11	3,790,000	3,795,344
4.000%, TBA	4,000,000	4,021,562
4.500%, TBA	14,600,000	14,919,375
5.250%, due 08/01/12	1,255,000	1,313,973
Federal National Mortgage Association Pools,†
#933765, 4.500%, due 04/01/38	3,443,527	3,523,133
#934958, 4.500%, due 01/01/39	6,482,462	6,631,672
#835227, 5.000%, due 08/01/20	8,323,809	8,662,657
#AA1798, 5.000%, due 01/01/39	3,495,727	3,610,704
#244450, 5.500%, due 11/01/23	115,661	121,541
#255182, 5.500%, due 04/01/24	3,798,459	3,965,104
#829952, 5.500%, due 09/01/24	2,294,365	2,396,676
#705626, 5.500%, due 05/01/33	3,890,867	4,055,317
#888016, 5.500%, due 05/01/36	6,074,302	6,317,748
#596124, 6.000%, due 11/01/28	94,297	99,355
#522564, 6.000%, due 07/01/29	402,521	424,064
#676733, 6.000%, due 01/01/33	1,584,540	1,664,587
#948631, 6.000%, due 08/01/37	6,312,810	6,600,785
#990740, 6.000%, due 09/01/38	4,024,888	4,208,494
#313697, 6.500%, due 12/01/10	50,439	50,676
#629627, 6.500%, due 03/01/17	288,886	302,948
#650101, 7.000%, due 08/01/32	525,344	565,789
#754504, 7.000%, due 01/01/34	213,612	227,350
#578040, 7.500%, due 05/01/31	12,780	13,842
#653819, 7.500%, due 02/01/33	160,765	174,297
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	335	355
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.792%, due 02/25/35(2)	150,614	86,408
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31	2,013,097	2,136,595
Government National Mortgage Association Pools,
#2671, 6.000%, due 11/20/28	23,956	25,162
#495814, 6.000%, due 01/15/29	29,974	31,555
#2713, 6.000%, due 02/20/29	21,391	22,449
#422480, 6.500%, due 03/15/26	250,895	266,321
#491532, 6.500%, due 01/20/34	393,059	413,142
#338523, 8.000%, due 12/15/22	6,215	6,687
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
5.160%, due 12/25/34(2)	3,181,129	63,622

United States—(concluded)
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	2,842,836		2,808,190

Total mortgage & agency debt securities (cost $141,405,302)			134,830,044

Stripped mortgage-backed security—0.01%
United States—0.01%
Sequoia Mortgage Trust,
Series 2004-11, Class XA1, IO,
1.787%, due 12/20/34(2),(4)
(cost $1,218,592)	15,684,778		86,266

US government obligations—2.11%
United States—2.11%
US Treasury Bonds,
4.500%, due 05/15/38(1)	4,175,000		4,874,312
8.125%, due 08/15/19	270,000		391,500
US Treasury Inflation Indexed Bonds (TIPS),
1.375%, due 07/15/18(1)	235,000		228,231
US Treasury Notes,
0.875%, due 02/28/11(1)	6,200,000		6,211,842
1.750%, due 01/31/14(1)	2,635,000		2,652,918
2.750%, due 02/15/19(1)	17,530,000		17,625,889
3.250%, due 12/31/09	60,000		61,200

Total US government obligations (cost $31,480,448)			32,045,892

Non US-government obligations—0.81%
Canada—0.02%
Government of Canada,
5.250%, due 06/01/12	CAD	250,000	222,045

France—0.18%
Government of France,
3.750%, due 04/25/21	EUR	1,170,000	1,540,938
4.750%, due 04/25/35	855,000		1,235,258
			2,776,196
Germany—0.17%
Bundesschatzanweisungen,
4.000%, due 09/10/10	EUR	1,440,000	1,991,070
Deutsche Bundesrepublik,
4.000%, due 01/04/37	275,000		369,585
4.500%, due 01/04/13	155,000		224,399
			2,585,054
Italy—0.17%
Buoni Poliennali Del Tesoro,
3.750%, due 08/01/21	EUR	540,000	665,314
4.250%, due 08/01/13	1,159,000		1,612,082
5.000%, due 08/01/34	200,000		257,430
			2,534,826
Spain—0.07%
Government of Spain,
5.750%, due 07/30/32	EUR	700,000	1,078,628

Sweden—0.02%
Government of Sweden,
6.750%, due 05/05/14	SEK	2,000,000	295,618

United Kingdom—0.18%
UK Gilts,
4.250%, due 03/07/11	GBP	150,000	227,777
4.250%, due 12/07/27	160,000		238,082
4.750%, due 09/07/15	1,100,000		1,773,149
5.000%, due 03/07/12	175,000		272,349
8.000%, due 06/07/21	135,000		283,080
			2,794,437
Total non US-government obligations (cost $13,192,387)			12,286,804

Sovereign/supranational bond—0.12%
European Investment Bank,
5.375%, due 10/15/12
(cost $1,789,914)	EUR	1,270,000	1,842,034

Total bonds (cost $225,417,024)			204,350,915

	Units
Investment companies—19.60%
UBS Corporate Bond Relationship Fund*(6)	4,007,166		43,124,720
UBS Emerging Markets Equity Relationship Fund*(6)	4,198,042		77,557,568
UBS High Yield Relationship Fund*(6)	6,921,624		112,659,118
UBS Small-Cap Equity Relationship Fund*(6)	2,169,418		55,301,926
UBS U.S. Securitized Mortgage Relationship Fund*(6)	625,156		3,150,162
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(6)	482,224		5,487,280

Total investment companies (cost $351,337,821)			297,280,774

Short-term investment—2.02%
Investment company—2.02%
UBS Cash Management Prime Relationship Fund, 1.03%(6),(7)
(cost $30,633,972)	30,633,972		30,633,972

	Shares
Investment of cash collateral from securities loaned—2.52%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(6),(7)
(cost $38,183,805)	38,183,805		38,183,805

Total investments—100.55% (cost $1,998,147,900)			1,525,310,670
Liabilities, in excess of cash and other assets—(0.55)%			(8,289,719)
Net assets—100.00%			$1,517,020,951

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $1,998,147,900; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$22,963,842
Gross unrealized depreciation	(495,801,072)
Net unrealized depreciation	$(472,837,230)

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)	Security is illiquid. At March 31, 2009, the value of these securities amounted to $2,058,883 or 0.14% of net assets.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.13% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1,
5.676%, due 06/23/46	07/11/06	$8,796,482	0.58%	$1,972,617	0.13%

(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
IO

Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and  cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	8,970,000	USD	7,186,291	06/18/09	$65,811
Canadian Dollar	13,265,000	USD	10,263,342	06/18/09	(266,554)
Euro	67,255,000	USD	87,708,292	06/18/09	(1,650,511)
Euro	13,685,000	USD	18,585,599	06/18/09	402,932
Great Britain Pound	22,035,000	USD	32,593,952	06/18/09	970,128
Japanese Yen	4,666,700,000	USD	49,959,000	06/18/09	2,754,877
Swedish Krona	126,988,086	EUR	11,480,000	06/18/09	(204,251)
Swedish Krona	94,290,000	USD	12,193,198	06/18/09	716,041
Swedish Krona	111,420,000	USD	12,241,198	06/18/09	(1,321,054)
Swiss Franc	13,545,000	EUR	8,871,322	06/18/09	(132,839)
Swiss Franc	18,350,000	USD	15,501,060	06/18/09	(647,183)
United States Dollar	12,544,002	AUD	18,765,000	06/18/09	439,189
United States Dollar	18,342,215	CAD	22,235,000	06/18/09	(691,840)
United States Dollar	16,918,685	CHF	18,350,000	06/18/09	(770,442)
United States Dollar	49,003,659	EUR	38,625,000	06/18/09	2,315,704
United States Dollar	22,069,270	GBP	14,810,000	06/18/09	(814,501)
United States Dollar	22,544,981	GBP	16,100,000	06/18/09	561,149
United States Dollar	105,243,627	JPY	9,630,100,000	06/18/09	(7,834,232)
United States Dollar	110,922,149	SEK	894,210,000	06/18/09	(2,077,221)
United States Dollar	15,734,870	TWD	546,000,000	06/03/09	401,789
Net unrealized depreciation on forward foreign currency contracts					$(7,783,008)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
5 Year US Treasury Notes, 1,685 contracts (USD)	June 2009	$(196,918,549)	$(200,120,078)	$(3,201,529)

Index futures buy contracts:
Amsterdam Exchanges Index, 388 contracts (EUR)	April 2009	21,501,501	22,251,826	750,325
Dow Jones EURO STOXX 50 Index, 1,660 contracts (EUR)	June 2009	42,981,265	43,949,840	968,575
FTSE 100 Index, 1,081 contracts (GBP)	June 2009	58,758,838	60,120,306	1,361,468
NIKKEI 225 Index, 289 contracts (JPY)	June 2009	20,443,388	24,103,758	3,660,370
S&P 500 Index, 702 contracts (USD)	June 2009	125,888,607	139,487,400	13,598,793
S&P MIB Index, 158 contracts (EUR)	June 2009	14,602,277	16,172,465	1,570,188

Index futures sell contracts:
DAX Index, 111 contracts (EUR)	June 2009	(14,914,624)	(15,155,790)	(241,166)
Hang Seng Stock Index, 87 contracts (HKD)	April 2009	(7,742,886)	(7,631,916)	110,970
S&P Toronto Stock Exchange 60 Index, 365 contracts (CAD)	June 2009	(29,312,684)	(30,455,267)	(1,142,583)
SPI 200 Index, 391 contracts (AUD)	June 2009	(22,942,845)	(24,289,943)	(1,347,098)
Net unrealized appreciation on futures contracts				$16,088,313

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Swap agreements

UBS Global Allocation Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation/ (depreciation)
Credit Suisse	USD	140,800,000	01/13/10	1.2600	%(1)	0.9269	%(2)	$(193,565)	$(193,565)
Deutsche Bank AG	USD	140,800,000	01/13/19	0.5656	(2)	1.2600	(1)	880,111	880,111
Merrill Lynch	USD	185,400,000	01/13/10	1.2600	(1)	0.9269	(2)	(254,880)	(254,880)
Merrill Lynch	USD	185,400,000	01/13/19	0.5669	(2)	1.2600	(1)	1,137,898	1,137,898
								$1,569,564	$1,569,564

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Rate based on 1 month LIBOR (USD BBA)
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$608,662,359	$914,589,428	$2,058,883	$1,525,310,670
Other financial instruments(1)	16,088,313	(6,213,444)	—	9,874,869
Total	$624,750,672	$908,375,984	$2,058,883	$1,535,185,539

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$6,975,090	$0	$6,975,090
Total gains or losses (realized/unrealized) included in earnings	(5,011,101)	0	(5,011,101)
Purchases, sales, issuances, and settlements (net)	(1,877,723)	0	(1,877,723)
Transfers in and/or out of Level 3	1,972,617	0	1,972,617
Ending balance	$2,058,883	$0	$2,058,883

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(b)	$(4,885,523)	$0	$(4,885,523)

(b) Excludes from total gains or losses (realized/unrealized) included in earnings, unrealized losses of $4,829,086 related to transferred assets, presented at their end of period values.

Written option activity for the period ended March 31, 2009 for UBS Global Allocation Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2008	—	$—
Options written	(4,297)	3,772,208
Options terminated in closing purchase transactions	4,297	(3,772,208)
Options expired prior to exercise	—	—
Options outstanding at March 31, 2009	—	$—

UBS Global Frontier Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Commercial banks	0.16%
Diversified financial services	0.14
Total corporate bonds	0.30
Asset-backed securities	0.12
Commercial mortgage-backed securities	0.51
Mortgage & agency debt securities	4.52
US government obligations	1.74
Non US-government obligations	1.20
Sovereign/supranational bond	0.08
Total bonds	8.47
Investment companies
UBS Corporate Bond Relationship Fund	2.11
UBS Emerging Markets Equity Relationship Fund	7.31
UBS High Yield Relationship Fund	12.11
UBS International Equity Relationship Fund	21.82
UBS U.S. Large Cap Equity Relationship Fund	33.48
UBS U.S. Large Cap Growth Equity Relationship Fund	4.52
UBS U.S. Securitized Mortgage Relationship Fund	0.80
Total investment companies	82.15
Short-term investment	2.86
Total investments	93.48
Cash and other assets, less liabilities	6.52
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Frontier Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount		Value
Bonds—8.47%
Corporate bonds—0.30%
Germany—0.07%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12	EUR	25,000	$33,898

Ireland—0.06%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	25,000	32,909

Italy—0.05%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	20,000	26,920

Netherlands—0.12%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	30,000	42,099
Rabobank Nederland NV,
4.125%, due 04/04/12	15,000		20,255
Total Netherlands corporate bonds			62,354
Total corporate bonds (cost $171,486)			156,081

Asset-backed securities—0.12%
United States—0.12%
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11	$20,000		19,735
GSAMP Trust,
Series 2006-S4, Class A1,
0.612%, due 05/25/36(1)	77,625		17,356
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(1)	10,079		9,691
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
0.822%, due 12/25/35(1),(2)	35,992		17,186
Total asset-backed securities (cost $124,050)			63,968

Commercial mortgage-backed securities—0.51%
United States—0.51%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4,
5.889%, due 07/10/44(1)	125,000		79,246
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	121,302		102,447
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	25,000		18,009
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	20,000		17,651
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(1)	25,000		21,085
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(1)	50,000		34,122
Total commercial mortgage-backed securities (cost $307,670)			272,560

Mortgage & agency debt securities—4.52%
United States—4.52%
Federal Home Loan Mortgage Corp.,†
5.750%, due 09/15/10	EUR	25,000	34,798
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04121, 5.500%, due 04/01/38	$263,246		273,445
#G04684, 5.500%, due 09/01/38		161,840	168,110
Federal National Mortgage Association, †
2.750%, due 03/13/14		150,000	151,791
2.875%, due 12/11/13		100,000	102,223
4.000%, TBA		150,000	150,809
4.500%, TBA		605,000	618,234
Federal National Mortgage Association Pools, †
#934958, 4.500%, due 01/01/39		249,325	255,064
#888016, 5.500%, due 05/01/36		120,432	125,259
#900568, 6.000%, due 09/01/36		107,403	112,376
#988988, 6.000%, due 09/01/38		336,614	351,969
Government National Mortgage Association,
4.500%, TBA		50,000	51,141
Total mortgage & agency debt securities (cost $2,343,524)			2,395,219

US government obligations—1.74%
US Treasury Bonds,
4.500%, due 05/15/38		65,000	75,888
5.375%, due 02/15/31		85,000	107,166
US Treasury Notes,
0.875%, due 02/28/11		510,000	510,974
1.750%, due 01/31/14		50,000	50,340
2.750%, due 02/15/19		45,000	45,246
4.625%, due 07/31/12		120,000	133,116
Total US government obligations (cost $891,981)			922,730

Non US-government obligations—1.20%
France—0.27%
Government of France,
3.750%, due 04/25/21	EUR	30,000	39,511
4.750%, due 04/25/35		70,000	101,132
			140,643
Germany—0.28%
Bundesrepublik Deutschland,
4.500%, due 01/04/13	EUR	55,000	79,625
Bundesschatzanweisungen,
4.000%, due 09/10/10		20,000	27,654

Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12	EUR	30,000	42,572
			149,851
Italy—0.17%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37	EUR	40,000	44,182
4.250%, due 08/01/13	35,000		48,682
			92,864
Spain—0.09%
Government of Spain,
5.750%, due 07/30/32	EUR	30,000	46,227

Sweden—0.04%
Government of Sweden,
6.750%, due 05/05/14	SEK	130,000	19,215

United Kingdom—0.35%
UK Gilts,
4.750%, due 12/07/38	GBP	15,000	23,615
5.000%, due 03/07/12	90,000		140,065
8.000%, due 06/07/21	10,000		20,969
			184,649
Total non US-government obligations (cost $668,004)			633,449

Sovereign/supranational bond—0.08%
European Investment Bank,
5.375%, due 10/15/12
(cost $45,599)	EUR	30,000	43,513
Total bonds (cost $4,552,314)			4,487,520

	Units
Investment companies—82.15%
UBS Corporate Bond Relationship Fund*(3)	104,023		1,119,490
UBS Emerging Markets Equity Relationship Fund*(3)	209,919		3,878,183
UBS High Yield Relationship Fund*(3)	394,497		6,420,986
UBS International Equity Relationship Fund*(3)	1,123,110		11,568,254
UBS U.S. Large Cap Equity Relationship Fund*(3)	1,564,124		17,751,082
UBS U.S. Large Cap Growth Equity Relationship Fund*(3)	308,759		2,399,369
UBS U.S. Securitized Mortgage Relationship Fund*(3)	84,299		424,783
Total investment companies (cost $55,899,693)			43,562,147

Short-term investment—2.86%
Investment company—2.86%
UBS Cash Management Prime Relationship Fund, 1.03%(3),(4)
(cost $1,518,929)	1,518,929		1,518,929

Total investments—93.48% (cost $61,970,936)			49,568,596
Cash and other assets, less liabilities—6.52%			3,458,639
Net assets—100.00%			$53,027,235

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $61,970,936; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$430,529
Gross unrealized depreciation	(12,832,869)
Net unrealized depreciation	$(12,402,340)

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $17,186 or 0.03% of net assets.

(3)	Investment in affiliated mutual fund.
(4)	The rate shown reflects the yield at March 31, 2009.

GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of March 31, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)
Australian Dollar	420,000	USD	267,905	06/18/09	$(22,686)
Brazilian Real	740,000	USD	302,535	06/03/09	(11,592)
Great Britain Pound	215,000	USD	306,906	06/18/09	(1,654)
Japanese Yen	195,300,000	USD	2,087,391	06/18/09	111,912
Swedish Krona	4,867,139	EUR	440,000	06/18/09	(7,829)
Swedish Krona	8,720,000	USD	1,002,066	06/18/09	(59,349)
Swiss Franc	610,000	EUR	399,521	06/18/09	(5,982)
Swiss Franc	420,000	USD	363,936	06/18/09	(5,670)
United States Dollar	596,736	AUD	915,000	06/18/09	36,338
United States Dollar	572,820	CAD	715,000	06/18/09	(5,246)
United States Dollar	1,338,920	CHF	1,585,000	06/18/09	55,901
United States Dollar	345,557	EUR	265,000	06/18/09	6,537
United States Dollar	1,832,897	GBP	1,230,000	06/18/09	(67,646)
United States Dollar	6,842,613	JPY	630,500,000	06/18/09	(465,044)
United States Dollar	4,618,407	SEK	37,050,000	06/18/09	(108,611)
United States Dollar	659,942	TWD	22,900,000	06/03/09	16,852
Net unrealized depreciation on forward foreign currency contracts					$(533,769)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of March 31, 2009:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)
US treasury futures sell contracts:
5 Year US Treasury Notes, 32 contracts (USD)	June 2009	$(3,739,699)	$(3,800,500)	$(60,801)

Index futures buy contracts:
Amsterdam Exchange Index , 20 contracts (EUR)	April 2009	1,108,324	1,147,001	38,677
CAC 40 Index, 25 contracts (EUR)	April 2009	922,001	931,568	9,567
DAX Index, 1 contracts (EUR)	June 2009	134,110	136,539	2,429
Dow Jones EURO STOXX 50 Index, 59 contracts (EUR)	June 2009	1,527,677	1,562,073	34,396
FTSE 100 Index, 85 contracts (GBP)	June 2009	4,620,260	4,727,313	107,053
IBEX 35 Index, 5 contracts (EUR)	April 2009	503,031	517,468	14,437
OMXS 30 Index, 50 contracts (SEK)	April 2009	397,315	391,281	(6,034)
Russell 2000 Index, 60 contracts (USD)	June 2009	2,174,880	2,527,800	352,920
S&P 500 Index, 100 contracts (USD)	June 2009	17,932,850	19,870,000	1,937,150
S&P MIB Index, 8 contracts (EUR)	June 2009	739,378	818,859	79,481
TOPIX Index, 38 contracts (JPY)	June 2009	2,667,191	3,023,927	356,736

Index futures sell contracts:
S&P Toronto Stock Exchange 60 Index, 6 contracts (CAD)	June 2009	(481,874)	(500,634)	(18,760)
SPI 200 Index, 6 contracts (AUD)	June 2009	(352,064)	(372,736)	(20,672)
Net unrealized appreciation on futures contracts				$2,826,579

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$49,568,596	$—	$49,568,596
Other financial instruments(1)	2,826,579	(533,769)	—	2,292,810
Total	$2,826,579	$49,034,827	$—	$51,861,406

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$5,611	$0	$5,611
Total gains or losses (realized/unrealized) included in earnings	(514)	0	(514)
Purchases, sales, issuances, and settlements (net)	(5,097)	0	(5,097)
Transfers in and/or out of Level 3	0	0	0
Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$0	$0	$0

UBS Global Equity Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	1.17%
Airlines	1.14
Auto components	0.75
Automobiles	1.08
Beverages	2.66
Biotechnology	1.27
Capital markets	3.81
Chemicals	2.66
Commercial banks	5.61
Communications equipment	2.46
Computers & peripherals	1.30
Construction materials	1.88
Consumer finance	0.43
Diversified financial services	1.52
Diversified telecommunication services	3.02
Electric utilities	1.47
Energy equipment & services	1.14
Food & staples retailing	1.09
Health care equipment & supplies	3.01
Household durables	0.69
Industrial conglomerates	1.31
Insurance	2.04
Internet & catalog retail	0.71
Machinery	2.12
Media	3.40
Metals & mining	1.38
Multiline retail	0.78
Multi-utilities	1.55
Office electronics	1.15
Oil, gas & consumable fuels	8.49
Personal products	1.57
Pharmaceuticals	5.36
Professional services	1.38
Real estate investment trusts (REITs)	0.60
Real estate management & development	2.06
Road & rail	1.03
Semiconductors & semiconductor equipment	3.06
Software	3.77
Specialty retail	2.03
Textiles, apparel & luxury goods	1.00
Tobacco	3.39
Trading companies & distributors	1.21
Wireless telecommunication services	2.41
Total common stocks	89.96
Investment company
UBS Emerging Markets Equity Completion Relationship Fund	7.08
Short-term investment	1.31
Investment of cash collateral from securities loaned	0.48
Total investments	98.83
Cash and other assets, less liabilities	1.17
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Global Equity Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—89.96%
Australia—1.38%
Rio Tinto Ltd.	52,816	$2,072,336

Austria—1.67%
Telekom Austria AG	165,479	2,500,735

Belgium—0.80%
Anheuser-Busch InBev NV	43,238	1,193,947

Bermuda—1.37%
Covidien Ltd.	61,604	2,047,717

Canada—1.03%
Canadian National Railway Co.	43,700	1,549,165

China—2.86%
Bank of East Asia Ltd.	492,580	951,165
Esprit Holdings Ltd.	215,500	1,112,469
Jardine Matheson Holdings Ltd.	28,800	524,504
New World Development Ltd.	1,697,000	1,693,182
Total China common stocks		4,281,320

Finland—1.09%
Nokia Oyj	140,041	1,639,492

France—3.94%
BNP Paribas	71,630	2,952,344
Total SA	59,625	2,957,153
Total France common stocks		5,909,497

Germany—2.26%
Muenchener Rueckversicherungs-Gesellschaft AG	15,920	1,944,506
Siemens AG	25,087	1,436,658
Total Germany common stocks		3,381,164

Guernsey—0.38%
Resolution Ltd.*	385,057	563,474

Ireland—1.88%
CRH PLC	131,224	2,822,473

Japan—11.52%
Canon, Inc.	59,200	1,726,845
Honda Motor Co., Ltd.	67,700	1,619,834
Japan Tobacco, Inc.	1,166	3,113,950
Kuraray Co., Ltd.	118,500	1,017,958
Mitsubishi Corp.	136,500	1,816,184
Mitsubishi UFJ Financial Group, Inc.	443,800	2,180,241
Nintendo Co., Ltd.	3,700	1,085,339
Nomura Holdings, Inc.	402,700	2,028,103
Shin-Etsu Chemical Co., Ltd.	35,400	1,737,484
Shionogi & Co., Ltd.	55,000	945,586
Total Japan common stocks		17,271,524

Netherlands—3.82%
Akzo Nobel NV	32,327	1,224,940
ASML Holding NV	82,668	1,463,337
ING Groep NV CVA	307,900	1,719,775
Reed Elsevier NV	124,046	1,326,536
Total Netherlands common stocks		5,734,588

Norway—1.35%
Telenor ASA	353,100	2,025,156

Singapore—0.93%
CapitaLand Ltd.	910,000	1,398,776

Spain—1.29%
Inditex SA(1)	49,568	1,927,985

Switzerland—4.25%
Adecco SA	66,253	2,072,757
Nobel Biocare Holding AG	45,174	771,420
Roche Holding AG	25,718	3,530,940
Total Switzerland common stocks		6,375,117

United Kingdom—8.95%
Barclays PLC	515,503	1,099,717
British Land Co. PLC	172,956	893,336
British Sky Broadcasting Group PLC	325,754	2,022,034
Home Retail Group PLC	331,828	1,062,253
Imperial Tobacco Group PLC	87,628	1,967,991
Tullow Oil PLC	239,308	2,750,848
Vodafone Group PLC	2,070,321	3,616,858
Total United Kingdom common stocks		13,413,037

United States—39.19%
Aflac, Inc.	36,900	714,384
Allergan, Inc.	45,100	2,153,976
Apple, Inc.*	18,500	1,944,720
BorgWarner, Inc.(1)	55,700	1,130,710
Cisco Systems, Inc.*	122,700	2,057,679
Coach, Inc.*	89,700	1,497,990
Comcast Corp., Class A	129,100	1,760,924
Discover Financial Services	101,683	641,620
Dr. Pepper Snapple Group, Inc.*	165,000	2,790,150
EOG Resources, Inc.	29,500	1,615,420
Estee Lauder Cos., Inc., Class A(1)	40,700	1,003,255
Exelon Corp.	48,700	2,210,493
FedEx Corp.	39,300	1,748,457
Fortune Brands, Inc.	42,400	1,040,920
Genzyme Corp.*	32,200	1,912,358
Goldman Sachs Group, Inc.	15,700	1,664,514
Halliburton Co.	110,800	1,714,076
Hess Corp.	32,400	1,756,080
Illinois Tool Works, Inc.	69,500	2,144,075
Intel Corp.	208,700	3,140,935
Intuit, Inc.*	61,700	1,665,900
JC Penney Co., Inc.	58,100	1,166,067
Mead Johnson Nutrition Co., Class A*	46,563	1,344,274
Morgan Stanley	88,700	2,019,699
PACCAR, Inc.	40,100	1,032,976
Peabody Energy Corp.	38,900	974,056
Principal Financial Group, Inc.(1)	47,800	391,004
Sempra Energy	50,400	2,330,496
Southwest Airlines Co.	269,200	1,704,036
Sunoco, Inc.	26,500	701,720
Symantec Corp.*	97,765	1,460,609
Sysco Corp.	71,900	1,639,320
Ultra Petroleum Corp.*	54,800	1,966,772
VMware Inc., Class A*	60,812	1,436,379
Wells Fargo & Co.	85,000	1,210,400
Wyeth	32,300	1,390,192

Zimmer Holdings, Inc.*	46,400	1,693,600
Total United States common stocks		58,770,236
Total common stocks (cost $169,881,894)		134,877,739

	Units
Investment company—7.08%
UBS Emerging Markets Equity Completion Relationship Fund*(2)
(cost $12,605,627)	1,336,404	10,616,123

Short-term investment—1.31%
Investment company—1.31%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3)
(cost $1,969,877)	1,969,877	1,969,877

	Shares
Investment of cash collateral from securities loaned—0.48%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04% (2),(3)
(cost $725,927)	725,927	725,927

Total investments — 98.83% (cost $185,183,325)		148,189,666
Cash and other assets, less liabilities— 1.17%		1,751,277
Net assets — 100.00%		$149,940,943

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $185,183,325; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,496,583
Gross unrealized depreciation	(44,490,242)
Net unrealized depreciation	$(36,993,659)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

CVA	Dutch certification — depository certificate

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)
Australian Dollar	1,415,000	USD	915,547	06/18/09	$(63,468)
Brazilian Real	3,200,000	USD	1,343,409	04/27/09	(27,638)
Danish Krone	4,630,000	USD	786,679	06/18/09	(37,776)
Euro	15,180,000	USD	19,737,781	06/18/09	(431,227)
Euro	1,220,000	USD	1,743,099	06/18/09	122,138
Great Britain Pound	3,155,000	USD	4,613,727	06/18/09	85,787
Great Britain Pound	605,000	USD	863,129	06/18/09	(5,145)
Hong Kong Dollar	27,710,000	USD	3,576,027	06/18/09	(910)
Japanese Yen	579,400,000	USD	6,438,161	06/18/09	577,474
Japanese Yen	173,000,000	USD	1,745,342	06/18/09	(4,570)
Korean Won	1,158,000,005	USD	827,734	04/27/09	(10,485)
New Taiwan Dollar	79,200,000	USD	2,312,099	04/27/09	(25,944)
Norwegian Krone	9,700,000	USD	1,414,070	06/18/09	(25,504)
Singapore Dollar	1,330,000	USD	880,282	06/18/09	6,575
Singapore Dollar	1,120,000	USD	723,126	06/18/09	(12,627)
Swedish Krona	11,946,614	EUR	1,080,000	06/18/09	(19,215)
Swedish Krona	12,870,000	USD	1,475,787	06/18/09	(90,774)
Swiss Franc	1,660,000	EUR	1,087,220	06/18/09	(16,280)
Swiss Franc	1,828,519	GBP	1,050,000	06/18/09	(102,200)
Swiss Franc	2,105,000	USD	1,773,535	06/18/09	(78,893)
United States Dollar	3,378,241	AUD	5,180,000	06/18/09	205,715
United States Dollar	1,321,222	BRL	3,200,000	04/27/09	49,825
United States Dollar	4,734,780	CAD	5,910,000	06/18/09	(43,360)
United States Dollar	2,420,442	CHF	2,718,519	06/18/09	(28,109)
United States Dollar	1,048,281	CHF	1,215,000	06/18/09	20,935
United States Dollar	1,434,663	DKK	8,220,000	06/18/09	29,056
United States Dollar	4,085,441	EUR	3,000,000	06/18/09	(99,471)
United States Dollar	4,940,019	EUR	3,895,000	06/18/09	235,099
United States Dollar	1,280,938	GBP	835,000	06/18/09	(82,577)
United States Dollar	2,598,039	GBP	1,875,000	06/18/09	92,892
United States Dollar	804,116	HKD	6,230,000	06/18/09	82
United States Dollar	8,199,295	JPY	752,400,000	06/18/09	(588,696)
United States Dollar	9,253,277	SEK	74,390,000	06/18/09	(198,386)
United States Dollar	2,784,017	SGD	4,140,000	06/18/09	(64,358)
United States Dollar	1,494,188	TWD	52,700,000	04/27/09	61,555
Net unrealized depreciation on forward foreign currency contracts					$(570,480)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$62,891,622	$85,298,044	$—	$148,189,666
Other financial instruments(1)	—	(570,480)	—	(570,480)
Total	$62,891,622	$84,727,564	$—	$147,619,186

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.62%
Air freight & logistics	0.30
Airlines	0.94
Automobiles	3.63
Beverages	1.83
Biotechnology	0.56
Building products	0.42
Capital markets	2.18
Chemicals	3.44
Commercial banks	10.97
Communications equipment	0.72
Construction & engineering	0.20
Construction materials	1.05
Diversified financial services	1.34
Diversified telecommunication services	2.60
Electric utilities	3.20
Electrical equipment	0.61
Electronic equipment, instruments & components	1.34
Energy equipment & services	1.22
Food & staples retailing	2.14
Food products	2.54
Health care equipment & supplies	1.08
Hotels, restaurants & leisure	0.94
Household products	1.00
Independent power producers & energy traders	0.23
Industrial conglomerates	1.55
Insurance	3.63
IT services	1.01
Life sciences tools & services	0.22
Machinery	2.21
Media	1.77
Metals & mining	4.78
Multi-utilities	1.47
Office electronics	1.15
Oil, gas & consumable fuels	9.55
Pharmaceuticals	5.81
Professional services	0.56
Real estate investment trusts (REITs)	0.38
Real estate management & development	2.80
Road & rail	1.19
Semiconductors & semiconductor equipment	1.33
Software	2.41
Specialty retail	2.01
Textiles, apparel & luxury goods	0.62
Tobacco	2.27
Trading companies & distributors	2.02
Wireless telecommunication services	5.26
Total common stocks	99.10
Right	0.06
Short-term investment	1.14
Investment of cash collateral from securities loaned	6.76
Total investments	107.06
Liabilities, in excess of cash and other assets	(7.06)
Net assets	100.00%

UBS International Equity Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—99.10%
Australia—3.15%
AMP Ltd.	112,378	$368,278
BHP Billiton Ltd.	19,423	432,915
CSL Ltd.	15,284	345,828
Orica Ltd.	19,928	205,305
Qantas Airways Ltd.	272,813	331,879
Rio Tinto Ltd.	6,567	257,669
Total Australia common stocks		1,941,874

Austria—0.70%
Telekom Austria AG	28,631	432,674

Belgium—1.68%
Anheuser-Busch InBev NV	22,981	634,583
Colruyt SA(1)	1,738	398,842
Total Belgium common stocks		1,033,425

Bermuda—0.48%
Seadrill Ltd.(1)	30,200	296,720

Brazil—2.06%
Cia Vale do Rio Doce ADR(1)	42,200	561,260
Itau Unibanco Banco Multiplo SA ADR	11,200	121,856
Petroleo Brasileiro SA ADR	19,200	585,024
Total Brazil common stocks		1,268,140

Canada—4.28%
Canadian National Railway Co.	14,300	512,659
EnCana Corp.	17,100	699,841
Kinross Gold Corp.	14,000	254,394
Rogers Communications, Inc., Class B	9,100	209,672
Teck Cominco Ltd., Class B	53,400	298,596
Toronto-Dominion Bank(1)	8,200	282,656
TransCanada Corp.	15,900	376,187
Total Canada common stocks		2,634,005

China—6.23%
Bank of East Asia Ltd.	179,780	347,153
China Life Insurance Co., Ltd., H Shares	37,000	121,730
China Mengniu Dairy Co., Ltd.	468,000	661,414
China Merchants Bank Co., Ltd., H Shares	242,500	423,855
China Mobile Ltd.	52,000	452,675
China Overseas Land & Investment Ltd.	294,000	460,063
China South Locomotive and Rolling Stock Corp., H Shares*	263,000	120,162
Esprit Holdings Ltd.	42,300	218,364
Industrial & Commercial Bank of China, H Shares	267,000	138,887
New World Development Ltd.	459,000	457,967
Sun Hung Kai Properties Ltd.	32,000	286,647
ZTE Corp., Class H	36,200	148,075
Total China common stocks		3,836,992

Czech Republic—0.58%
CEZ A/S	10,047	358,497

Denmark—0.61%
Novo Nordisk A/S, Class B	7,778	373,069

Finland—0.11%
Nokia Oyj	6,025	70,536

France—6.99%
Alstom SA	3,370	174,470
AXA SA	13,305	161,552

France—(concluded)
BNP Paribas	28,462	1,173,106
Bouygues SA	3,379	120,551
GDF Suez	16,519	567,960
Groupe Danone	2,236	109,146
Sodexo	3,426	155,993
Total SA	35,039	1,727,179
Veolia Environnement	5,603	116,760
Total France common stocks		4,306,717

Germany—8.44%
Adidas AG	7,061	235,512
BASF SE	5,654	171,636
Bayer AG(1)	12,485	598,111
Daimler AG(1)	18,032	458,363
Deutsche Boerse AG(1)	3,097	187,107
Deutsche Telekom AG	11,744	146,099
E.ON AG	26,202	729,341
Henkel AG & Co KGaA, Preference shares	10,880	295,787
MAN AG(1)	5,432	236,958
Metro AG	7,728	255,432
Muenchener Rueckversicherungs-Gesellschaft AG	3,915	478,187
Porsche Automobil Holding SE, Preference shares(1)	2,238	105,382
RWE AG(1)	1,878	132,034
SAP AG	7,746	275,080
Siemens AG	13,698	784,444
Solarworld AG(1)	5,441	111,677
Total Germany common stocks		5,201,150

Greece—0.38%
Alpha Bank AE	16,374	109,503
National Bank of Greece SA	8,303	126,312
Total Greece common stocks		235,815

Guernsey—0.21%
Resolution Ltd.*	87,164	127,552

India—1.53%
Infosys Technology Ltd., ADR	23,500	625,805
Reliance Industries Ltd. GDR(2)	5,482	317,956
Total India common stocks		943,761

Indonesia—1.29%
Astra International Tbk PT	247,500	307,958
Bank Rakyat Indonesia PT	928,500	337,860
Bumi Resources Tbk PT	2,132,500	151,632
Total Indonesia common stocks		797,450

Ireland—1.62%
CRH PLC	30,050	646,340
Elan Corp. PLC ADR*(1)	16,100	106,904
Ryanair Holdings PLC ADR*	10,600	244,966
Total Ireland common stocks		998,210

Italy—0.58%
Intesa Sanpaolo SpA	37,790	103,926

Italy—(concluded)
Saipem SpA	14,120	251,916
Total Italy common stocks		355,842

Japan—19.52%
Asahi Glass Co., Ltd.	49,000	262,027
Bank of Yokohama Ltd.	61,000	262,072
Canon, Inc.	24,200	705,906
East Japan Railway Co.	4,300	223,721
Fanuc Ltd.	4,300	294,702
Fast Retailing Co., Ltd.	2,400	274,581
Honda Motor Co., Ltd.	28,100	672,339
Hosiden Corp.	9,700	96,844
Japan Tobacco, Inc.	367	980,120
Komatsu Ltd.	20,600	228,504
Kuraray Co., Ltd.	35,500	304,958
Mitsubishi Corp.	72,200	960,648
Mitsubishi UFJ Financial Group, Inc.	53,000	260,371
Mitsui Sumitomo Insurance Group Holdings, Inc.	16,000	375,516
Mizuho Financial Group, Inc.(1)	43,300	84,290
Nintendo Co., Ltd.	1,900	557,336
Nippon Electric Glass Co., Ltd.	32,000	227,264
Nippon Steel Corp.	46,000	124,459
Nomura Holdings, Inc.	137,100	690,472
NTT DoCoMo, Inc.	454	619,441
Seven & I Holdings Co., Ltd.	9,600	211,956
Shin-Etsu Chemical Co., Ltd.	16,400	804,936
Shionogi & Co., Ltd.	11,000	189,117
Sumitomo Mitsui Financial Group, Inc.(1)	11,300	398,615
Sumitomo Trust & Banking Co., Ltd.	91,000	352,847
Takeda Pharmaceutical Co., Ltd.	2,500	86,697
THK Co., Ltd.(1)	35,400	481,748
Tokyo Electric Power Co., Inc.	14,600	364,456
Tokyu Land Corp.(1)	84,000	234,780
Toyota Motor Corp.	21,700	695,979
Total Japan common stocks		12,026,702

Luxembourg—1.21%
ArcelorMittal(1)	19,201	388,614
SES SA, FDR(1)	18,653	355,940
Total Luxembourg common stocks		744,554

Netherlands—3.69%
Akzo Nobel NV	11,095	420,413
ASML Holding NV(1)	29,732	526,297
Heineken NV	7,826	222,865
ING Groep NV CVA	91,264	509,755
Koninklijke Ahold NV	8,272	90,561
Koninklijke Philips Electronics NV	11,800	175,466
Reed Elsevier NV	13,598	145,416
TNT NV	10,786	184,517
Total Netherlands common stocks		2,275,290

Norway—0.65%
Telenor ASA	70,200	402,622

Russia—2.17%
Gazprom OAO ADR	7,945	118,380
Mobile Telesystems OJSC ADR	12,800	382,976
NovaTek OAO GDR(2)	12,746	293,158

Russia—(concluded)
Novolipetsk Steel OJSC GDR	13,065	143,715
Sberbank	3,804	398,198
Total Russia common stocks		1,336,427

Singapore—1.39%
CapitaLand Ltd.	184,500	283,598
DBS Group Holdings Ltd.	39,000	218,683
Olam International Ltd.	370,000	355,716
Total Singapore common stocks		857,997

South Africa—0.44%
MTN Group Ltd.	24,310	269,676

Spain—3.08%
Banco Santander SA	36,550	251,306
Gamesa Corp. Tecnologica SA	7,329	94,027
Iberdrola SA	32,601	228,922
Inditex SA	10,030	390,124
Red Electrica Corp. SA	4,951	193,271
Tecnicas Reunidas SA	3,908	123,887
Telefonica SA	30,981	618,753
Total Spain common stocks		1,900,290

Sweden—0.37%
Telefonaktiebolaget LM Ericsson, Class B	27,831	226,160

Switzerland—8.63%
Adecco SA	11,070	346,330
Alcon, Inc.	3,700	336,367
Credit Suisse Group AG	9,683	293,695
Julius Baer Holding AG	14,589	357,897
Lonza Group AG*(1)	1,368	135,244
Nestle SA	23,574	797,968
Nobel Biocare Holding AG(1)	19,182	327,564
Novartis AG	14,479	546,492
Roche Holding AG	10,570	1,451,203
Swatch Group AG	6,058	147,696
Syngenta AG	1,067	214,506
Zurich Financial Services AG	2,292	361,694
Total Switzerland common stocks		5,316,656

Taiwan—1.29%
HON HAI Precision Industry Co., Ltd.	221,000	501,358
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	292,360
Total Taiwan common stocks		793,718

Thailand—0.57%
Kasikornbank PCL	270,700	348,670

United Kingdom—15.17%
Anglo American PLC	4,385	74,345
AstraZeneca PLC	6,369	225,913
Autonomy Corp. PLC*	16,230	304,097
BAE Systems PLC	18,719	89,816
Barclays PLC	203,553	434,237
BG Group PLC	36,231	549,160
BP PLC	101,805	681,329
British Land Co. PLC	45,359	234,284
British Sky Broadcasting Group PLC	94,571	587,025
Cobham PLC	117,390	289,298
Compass Group PLC	92,499	422,672
Diageo PLC	24,046	271,515

United Kingdom—(concluded)
HSBC Holdings PLC	45,672	258,550
Imperial Tobacco Group PLC	18,540	416,380
International Power PLC	48,466	145,259
John Wood Group PLC	25,409	81,813
Kingfisher PLC	162,725	348,715
National Grid PLC	12,198	93,782
Prudential PLC	75,687	364,709
Reckitt Benckiser Group PLC	8,527	320,914
Rio Tinto PLC	12,393	414,973
Sage Group PLC	144,117	349,239
Scottish & Southern Energy PLC	6,572	104,375
Standard Chartered PLC	25,548	316,910
Tullow Oil PLC	33,160	381,175
Vodafone Group PLC	746,879	1,304,800
Wolseley PLC*	84,969	281,213
Total United Kingdom common stocks		9,346,498
Total common stocks (cost $66,285,054)		61,057,689

	Number of rights
Right—0.06%
United Kingdom—0.06%
HSBC Holdings PLC, expires 04/03/09*
(cost $0)	19,030	38,500

	Units
Short-term investment—1.14%
Investment company—1.14%
UBS Cash Management Prime Relationship Fund, 1.03%(3),(4)
(cost $699,888)	699,888	699,888

	Shares
Investment of cash collateral from securities loaned—6.76%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(3),(4)
(cost $4,162,968)	4,162,968	4,162,968

Total investments—107.06%
(cost $71,147,910)		65,959,045
Liabilities, in excess of cash and other assets—(7.06)%		(4,348,080)
Net assets—100.00%		$61,610,965

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $71,147,910; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,072,432
Gross unrealized depreciation	(11,261,297)
Net unrealized depreciation	$(5,188,865)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $611,114 or 0.99% of net assets.

(3)	Investment in affiliated mutual fund.
(4)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
FDR	Fiduciary depositary receipt
GDR	Global depositary receipt
OJSC	Open Joint Stock Company

Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	2,550,000	USD	1,634,863	06/18/09	$(129,440)
Brazilian Real	4,360,000	USD	1,782,502	06/03/09	(68,299)
Canadian Dollar	1,070,000	GBP	567,537	06/18/09	(34,869)
Canadian Dollar	1,355,000	USD	1,142,881	06/18/09	67,268
Czech Koruna	7,530,000	USD	382,709	06/18/09	17,799
Danish Krone	3,450,000	USD	592,498	06/18/09	(21,836)
Euro	5,645,000	USD	7,333,127	06/18/09	(167,140)
Euro	210,000	USD	292,326	06/18/09	13,308
Great Britain Pound	1,285,000	USD	1,935,428	06/18/09	91,244
Hong Kong Dollar	15,125,000	USD	1,952,024	06/18/09	(383)
Japanese Yen	528,700,000	USD	5,910,757	06/18/09	562,905
New Taiwan Dollar	42,500,000	USD	1,224,784	06/03/09	(31,275)
Norwegian Krone	3,580,000	USD	508,703	06/18/09	(22,603)
Singapore Dollar	2,255,000	USD	1,507,256	06/18/09	25,896
Swedish Krona	31,350,000	USD	3,755,724	06/18/09	(60,257)
Swiss Franc	5,955,000	USD	5,029,881	06/18/09	(210,598)
Thai Baht	14,040,000	USD	380,127	06/18/09	(13,015)
United States Dollar	3,264,377	AUD	5,030,000	06/18/09	215,797
United States Dollar	438,525	BRL	1,070,000	06/03/09	15,686
United States Dollar	302,772	BRL	710,000	06/03/09	(1,380)
United States Dollar	1,319,595	CAD	1,640,000	06/18/09	(17,746)
United States Dollar	1,753,143	CAD	2,230,000	06/18/09	17,054
United States Dollar	1,846,146	CHF	1,995,000	06/18/09	(90,520)
United States Dollar	3,831,035	CHF	4,380,000	06/18/09	23,423
United States Dollar	928,516	DKK	5,320,000	06/18/09	18,805
United States Dollar	2,004,000	EUR	1,460,000	06/18/09	(64,161)
United States Dollar	2,951,880	EUR	2,275,000	06/18/09	70,814
United States Dollar	472,186	GBP	320,000	06/18/09	(12,933)
United States Dollar	1,979,445	GBP	1,407,463	06/18/09	40,494
United States Dollar	481,624	HKD	3,735,000	06/18/09	508
United States Dollar	7,686,265	JPY	699,600,000	06/18/09	(609,743)
United States Dollar	507,469	NOK	3,580,000	06/18/09	23,838
United States Dollar	4,708,743	SEK	37,960,000	06/18/09	(88,180)
United States Dollar	1,235,454	SGD	1,860,000	06/18/09	(13,578)
United States Dollar	460,487	TWD	15,500,000	06/03/09	(2,395)
Net unrealized depreciation on forward foreign currency contracts					$(455,512)

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$7,619,227	$58,339,818	$—	$65,959,045
Other financial instruments(1)	—	(455,512)	—	(455,512)
Total	$7,619,227	$57,884,306	$—	$65,503,533

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	2.73%
Airlines	0.97
Auto components	3.82
Beverages	4.10
Biotechnology	3.72
Capital markets	3.71
Chemicals	2.06
Commercial banks	1.28
Computers & peripherals	4.17
Consumer finance	0.85
Diversified telecommunication services	2.10
Electric utilities	4.85
Energy equipment & services	2.84
Food & staples retailing	0.59
Health care equipment & supplies	5.25
Health care providers & services	2.84
Hotels, restaurants & leisure	3.31
Household durables	0.93
Independent power producers & energy traders	0.15
Industrial conglomerates	3.24
Insurance	3.11
Life sciences tools & services	2.31
Machinery	6.18
Media	7.00
Metals & mining	0.69
Multiline retail	3.64
Multi-utilities	4.07
Oil, gas & consumable fuels	13.01
Pharmaceuticals	7.24
Road & rail	2.09
Semiconductors & semiconductor equipment	11.66
Software	6.58
Textiles, apparel & luxury goods	0.96
Wireless telecommunication services	1.07
Total common stocks	123.12

Preferred stocks	0.51
Investment company
SPDR Trust, Series 1	1.49
Short-term investment	1.42
Total investments before investments sold short	126.54

Investments sold short
Common stocks
Aerospace & defense	(1.35)
Air freight & logistics	(0.89)
Capital markets	(0.74)
Chemicals	(0.52)
Computers & peripherals	(0.50)
Food & staples retailing	(0.43)
Food products	(2.60)
Health care equipment & supplies	(0.47)
Health care providers & services	(0.68)
Hotels, restaurants & leisure	(1.77)
Household durables	(0.68)
Internet & catalog retail	(0.59)
Machinery	(0.76)
Multi-utilities	(1.58)
Oil, gas & consumable fuels	(1.34)
Pharmaceuticals	(2.39)
Semiconductors & semiconductor equipment	(1.86)

Software	(2.30)%
Specialty retail	(2.64)
Tobacco	(0.75)
Trading companies & distributors	(0.64)
Water utilities	(0.79)
Total investments sold short	(26.27)
Total investments, net of investments sold short	100.27
Liabilities, in excess of cash and other assets	(0.27)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund.  Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—123.12%
Air freight & logistics—2.73%
FedEx Corp.(1)	26,200	$1,165,638

Airlines—0.97%
Southwest Airlines Co.(1)	65,300	413,349

Auto components—3.82%
BorgWarner, Inc.(1)	40,900	830,270
Johnson Controls, Inc.(1)	66,800	801,600
		1,631,870
Beverages—4.10%
Dr. Pepper Snapple Group, Inc.*(1)	29,500	498,845
PepsiCo, Inc.(1)	24,300	1,250,964
		1,749,809
Biotechnology—3.72%
Amgen, Inc.*(1)	13,600	673,472
Genzyme Corp.*(1)	15,400	914,606
		1,588,078
Capital markets—3.71%
Bank of New York Mellon Corp.(1)	31,606	892,869
Morgan Stanley(1)	30,300	689,931
		1,582,800
Chemicals—2.06%
Air Products & Chemicals, Inc.(1)	9,900	556,875
Celanese Corp., Series A(1)	24,000	320,880
		877,755
Commercial banks—1.28%
City National Corp.(1)	7,400	249,898
Wells Fargo & Co.(1)	20,900	297,616
		547,514
Computers & peripherals—4.17%
Apple, Inc.*(1)	13,600	1,429,632
Seagate Technology(1)	58,400	350,984
		1,780,616
Consumer finance—0.85%
Discover Financial Services(1)	57,250	361,248

Diversified telecommunication services—2.10%
AT&T, Inc.(1)	35,600	897,120

Electric utilities—4.85%
American Electric Power Co., Inc.(1)	30,100	760,326
Exelon Corp.(1)	21,500	975,885
Pepco Holdings, Inc.(1)	26,600	331,968
		2,068,179
Energy equipment & services—2.84%
Baker Hughes, Inc.(1)	21,600	616,680
Halliburton Co.(1)	38,600	597,142
		1,213,822
Food & staples retailing—0.59%
Sysco Corp.(1)	11,100	253,080

Health care equipment & supplies—5.25%
Covidien Ltd.(1)	28,300	940,692
Medtronic, Inc.(1)	30,400	895,888
Zimmer Holdings, Inc.*(1)	11,000	401,500
		2,238,080
Health care providers & services—2.84%
DaVita, Inc.*(1)	4,100	180,195

Health care providers & services—(concluded)
Medco Health Solutions, Inc.*(1)	24,900	1,029,366
		1,209,561
Hotels, restaurants & leisure—3.31%
Carnival Corp.(1)	28,600	617,760
Starbucks Corp.*(1)	71,600	795,476
		1,413,236
Household durables—0.93%
Fortune Brands, Inc.(1)	16,200	397,710

Independent power producers & energy traders—0.15%
Dynegy, Inc., Class A*(1)	46,400	65,424

Industrial conglomerates—3.24%
General Electric Co.(1)	136,700	1,382,037

Insurance—3.11%
ACE Ltd.(1)	18,900	763,560
Aflac, Inc.(1)	10,300	199,408
MetLife, Inc.(1)	10,000	227,700
Principal Financial Group, Inc.(1)	16,400	134,152
		1,324,820
Life sciences tools & services—2.31%
Millipore Corp.*(1)	8,500	487,985
Pharmaceutical Product Development, Inc.(1)	9,000	213,480
Waters Corp.*(1)	7,700	284,515
		985,980
Machinery—6.18%
Illinois Tool Works, Inc.(1)	38,100	1,175,385
PACCAR, Inc.(1)	35,400	911,904
Pall Corp.(1)	26,800	547,524
		2,634,813
Media—7.00%
Comcast Corp., Class A(1)	107,400	1,464,936
Interpublic Group of Cos., Inc.*(1)	96,145	396,117
News Corp., Class A(1)	14,200	94,004
Omnicom Group, Inc.(1)	29,200	683,280
Viacom, Inc., Class B*(1)	20,100	349,338
		2,987,675
Metals & mining—0.69%
Alcoa, Inc.(1)	40,000	293,600

Multiline retail—3.64%
JC Penney Co., Inc.(1)	28,100	563,967
Macy’s, Inc.(1)	50,100	445,890
Nordstrom, Inc.(1)	32,400	542,700
		1,552,557
Multi-utilities—4.07%
MDU Resources Group, Inc.(1)	27,700	447,078
Sempra Energy(1)	27,900	1,290,096
		1,737,174
Oil, gas & consumable fuels—13.01%
Anadarko Petroleum Corp.(1)	17,300	672,797
ConocoPhillips(1)	27,000	1,057,320
EOG Resources, Inc.(1)	5,200	284,752
Hess Corp.(1)	14,800	802,160
Marathon Oil Corp.(1)	37,200	977,988
Peabody Energy Corp.(1)	31,400	786,256
Ultra Petroleum Corp.*(1)	17,500	628,075
Williams Cos., Inc.(1)	30,000	341,400
		5,550,748

Pharmaceuticals—7.24%
Allergan, Inc.(1)	22,900	1,093,704
Johnson & Johnson(1)	18,800	988,880
Pfizer, Inc.(1)	73,800	1,005,156
		3,087,740
Road & rail—2.09%
Burlington Northern Santa Fe Corp.(1)	8,500	511,275
Ryder System, Inc.(1)	13,400	379,354
		890,629
Semiconductors & semiconductor equipment—11.66%
Broadcom Corp., Class A*(1)	38,700	773,226
Intel Corp.(1)	139,900	2,105,495
Intersil Corp., Class A(1)	42,900	493,350
Kla-Tencor Corp.(1)	17,700	354,000
Marvell Technology Group Ltd.*(1)	91,500	838,140
National Semiconductor Corp.(1)	40,100	411,827
		4,976,038
Software—6.58%
Intuit, Inc.*(1)	35,600	961,200
Microsoft Corp.(1)	63,200	1,160,984
VMware, Inc., Class A*(1)	29,000	684,980
		2,807,164
Textiles, apparel & luxury goods—0.96%
Coach, Inc.*(1)	24,500	409,150

Wireless telecommunication services—1.07%
Sprint Nextel Corp.*(1)	128,400	458,388

Total common stocks
(cost $75,849,749)		52,533,402

Preferred stock—0.51%
Auto components—0.51%
Johnson Controls, Inc.
11.50%, due 03/31/12(1)
(cost $170,000)	3,400	216,546

Investment company—1.49%
SPDR Trust, Series 1
(cost $588,651)	8,000	635,520

	Units
Short-term investment—1.42%
Investment company—1.42%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3)
(cost $608,001)	608,001	608,001

Total investments before investments sold short—126.54%
(cost $77,216,401)		53,993,469

	Shares
Investments sold short—(26.27)%
Common stocks—(26.27)%
Aerospace & defense—(1.35)%
Lockheed Martin Corp.	(4,300)	(296,829)
Raytheon Co.	(7,200)	(280,368)
		(577,197)

Air freight & logistics—(0.89)%
C.H. Robinson Worldwide, Inc.	(8,300)	(378,563)

Capital markets—(0.74)%
Charles Schwab Corp.	(20,300)	(314,650)

Chemicals—(0.52)%
Praxair, Inc.	(3,300)	(222,057)

Computers & peripherals—(0.50)%
QLogic Corp.	(19,200)	(213,504)

Food & staples retailing—(0.43)%
Wal-Mart Stores, Inc.	(3,500)	(182,350)

Food products—(2.60)%
Campbell Soup Co.	(11,200)	(306,432)
Flowers Foods, Inc.	(11,466)	(269,222)
General Mills, Inc.	(6,400)	(319,232)
Kellogg Co.	(5,900)	(216,117)
		(1,111,003)
Health care equipment & supplies—(0.47)%
C.R. Bard, Inc.	(2,500)	(199,300)

Health care providers & services—(0.68)%
Express Scripts, Inc.	(6,300)	(290,871)

Hotels, restaurants & leisure—(1.77)%
McDonald’s Corp.	(8,000)	(436,560)
Yum! Brands, Inc.	(11,600)	(318,768)
		(755,328)
Household durables—(0.68)%
Stanley Works	(10,000)	(291,200)

Internet & catalog retail—(0.59)%
NetFlix, Inc.	(5,900)	(253,228)

Machinery—(0.76)%
Cummins, Inc.	(12,800)	(325,760)

Multi-utilities—(1.58)%
Consolidated Edison, Inc.	(11,000)	(435,710)
NSTAR	(7,400)	(235,912)
		(671,622)
Oil, gas & consumable fuels—(1.34)%
Devon Energy Corp.	(5,800)	(259,202)
Occidental Petroleum Corp.	(5,600)	(311,640)
		(570,842)
Pharmaceuticals—(2.39)%
Abbott Laboratories	(6,200)	(295,740)
Eli Lilly & Co.	(7,000)	(233,870)
Watson Pharmaceuticals, Inc.,	(15,700)	(488,427)
		(1,018,037)
Semiconductors & semiconductor equipment—(1.86)%
Altera Corp.	(11,300)	(198,315)
Linear Technology Corp.	(8,400)	(193,032)
Microchip Technology, Inc.	(10,000)	(211,900)
Xilinx, Inc.	(10,000)	(191,600)
		(794,847)
Software—(2.30)%
BMC Software, Inc.	(19,200)	(633,600)
Novell, Inc.,	(81,400)	(346,764)
		(980,364)
Specialty retail—(2.64)%
Best Buy Co., Inc.	(10,800)	(409,968)
Sherwin-Williams Co.	(7,700)	(400,169)
Tiffany & Co.	(14,700)	(316,932)
		(1,127,069)

Tobacco—(0.75)%
Altria Group, Inc.	(19,900)	(318,798)

Trading companies & distributors—(0.64)%
WW Grainger, Inc.	(3,900)	(273,702)

Water utilities—(0.79)%
American Water Works Co., Inc.	(17,600)	(338,624)

Total investments sold short (proceeds $13,904,237)		(11,208,916)
Total investments, net of investments sold short—100.27%		42,784,553
Liabilities, in excess of cash and other assets—(0.27)%		(117,166)
Net assets—100.00%		$42,667,387

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $77,216,401; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,334,613
Gross unrealized depreciation	(24,557,545)
Net unrealized depreciation	$(23,222,932)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2009.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$41,960,006	$824,547	$—	$42,784,553

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	1.87%
Auto components	2.18
Beverages	2.74
Biotechnology	3.27
Capital markets	3.66
Chemicals	0.60
Commercial banks	1.25
Computers & peripherals	3.57
Consumer finance	0.73
Diversified telecommunication services	2.01
Electric utilities	3.62
Energy equipment & services	3.00
Food & staples retailing	0.84
Health care equipment & supplies	3.89
Health care providers & services	1.99
Hotels, restaurants & leisure	2.91
Household durables	0.85
Independent power producers & energy traders	0.15
Industrial conglomerates	2.15
Insurance	2.97
Life sciences tools & services	1.71
Machinery	4.78
Media	5.64
Metals & mining	0.65
Multiline retail	2.14
Multi-utilities	1.76
Oil, gas & consumable fuels	11.24
Pharmaceuticals	6.62
Road & rail	1.99
Semiconductors & semiconductor equipment	8.55
Software	5.91
Textiles, apparel & luxury goods	0.52
Wireless telecommunication services	1.06
Total common stocks	96.82
Short-term investment	2.64
Total investments	99.46
Cash and other assets, less liabilities	0.54
Net assets	100.00%

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—96.82%
Air freight & logistics—1.87%
FedEx Corp.	141,100	$6,277,539

Auto components—2.18%
BorgWarner, Inc.	191,300	3,883,390
Johnson Controls, Inc.	286,700	3,440,400
		7,323,790
Beverages—2.74%
Constellation Brands, Inc., Class A*	64,000	761,600
PepsiCo, Inc.	164,300	8,458,164
		9,219,764
Biotechnology—3.27%
Amgen, Inc.*	102,000	5,051,040
Genzyme Corp.*	99,700	5,921,183
		10,972,223
Capital markets—3.66%
Bank of New York Mellon Corp.	218,583	6,174,970
Morgan Stanley	268,500	6,113,745
		12,288,715
Chemicals—0.60%
Celanese Corp., Series A	151,000	2,018,870

Commercial banks—1.25%
City National Corp.	53,900	1,820,203
Wells Fargo & Co.	167,300	2,382,352
		4,202,555
Computers & peripherals—3.57%
Apple, Inc.*	90,600	9,523,872
Seagate Technology	409,200	2,459,292
		11,983,164
Consumer finance—0.73%
Discover Financial Services	387,750	2,446,703

Diversified telecommunication services—2.01%
AT&T, Inc.	267,700	6,746,040

Electric utilities—3.62%
American Electric Power Co., Inc.	129,200	3,263,592
Exelon Corp.	167,600	7,607,364
Pepco Holdings, Inc.	103,400	1,290,432
		12,161,388
Energy equipment & services—3.00%
Baker Hughes, Inc.	168,200	4,802,110
Halliburton Co.	340,300	5,264,441
		10,066,551
Food & staples retailing—0.84%
Sysco Corp.	123,400	2,813,520

Health care equipment & supplies—3.89%
Covidien Ltd.	202,700	6,737,748
Medtronic, Inc.	144,500	4,258,415
Zimmer Holdings, Inc.*	57,200	2,087,800
		13,083,963
Health care providers & services—1.99%
DaVita, Inc.*	30,400	1,336,080
Medco Health Solutions, Inc.*	129,700	5,361,798
		6,697,878
Hotels, restaurants & leisure—2.91%
Carnival Corp.	211,400	4,566,240
Starbucks Corp.*	468,000	5,199,480
		9,765,720

Household durables—0.85%
Fortune Brands, Inc.	116,800	2,867,440

Independent power producers & energy traders—0.15%
Dynegy, Inc., Class A*	354,700	500,127

Industrial conglomerates—2.15%
General Electric Co.	715,400	7,232,694

Insurance—2.97%
ACE Ltd.	127,500	5,151,000
Aflac, Inc.	76,700	1,484,912
MetLife, Inc.	77,500	1,764,675
Principal Financial Group, Inc.	192,100	1,571,378
		9,971,965
Life sciences tools & services—1.71%
Millipore Corp.*	58,900	3,381,449
Pharmaceutical Product Development, Inc.	70,800	1,679,376
Waters Corp.*	18,100	668,795
		5,729,620
Machinery—4.78%
Illinois Tool Works, Inc.	242,100	7,468,785
PACCAR, Inc.	222,850	5,740,616
Pall Corp.	139,900	2,858,157
		16,067,558
Media—5.64%
Comcast Corp., Class A	675,200	9,209,728
Interpublic Group of Cos., Inc.*	671,500	2,766,580
News Corp., Class A	95,000	628,900
Omnicom Group, Inc.	152,300	3,563,820
Viacom, Inc., Class B*	159,300	2,768,634
		18,937,662
Metals & mining—0.65%
Alcoa, Inc.	295,200	2,166,768

Multiline retail—2.14%
JC Penney Co., Inc.	196,500	3,943,755
Macy’s, Inc.	366,400	3,260,960
		7,204,715
Multi-utilities—1.76%
Sempra Energy	127,600	5,900,224

Oil, gas & consumable fuels—11.24%
Anadarko Petroleum Corp.	159,100	6,187,399
Chevron Corp.	98,300	6,609,692
EOG Resources, Inc.	42,300	2,316,348
Hess Corp.	102,500	5,555,500
Marathon Oil Corp.	178,600	4,695,394
Peabody Energy Corp.	204,200	5,113,168
Ultra Petroleum Corp.*	146,077	5,242,704
Williams Cos., Inc.	178,400	2,030,192
		37,750,397
Pharmaceuticals—6.62%
Allergan, Inc.	167,300	7,990,248
Johnson & Johnson	154,400	8,121,440
Pfizer, Inc.	450,900	6,141,258
		22,252,946
Road & rail—1.99%
Burlington Northern Santa Fe Corp.	62,000	3,729,300
Ryder System, Inc.	104,700	2,964,057
		6,693,357

Semiconductors & semiconductor equipment—8.55%
Analog Devices, Inc.	16,000	308,320
Broadcom Corp., Class A*	311,200	6,217,776
Intel Corp.	866,800	13,045,340
Intersil Corp., Class A	164,100	1,887,150
Kla-Tencor Corp.	112,600	2,252,000
Marvell Technology Group Ltd.*	376,900	3,452,404
National Semiconductor Corp.	152,300	1,564,121
		28,727,111
Software—5.91%
Intuit, Inc.*	211,600	5,713,200
Microsoft Corp.	487,000	8,946,190
VMware, Inc., Class A*	220,300	5,203,486
		19,862,876
Textiles, apparel & luxury goods—0.52%
Coach, Inc.*	104,800	1,750,160

Wireless telecommunication services—1.06%
Sprint Nextel Corp.*	995,620	3,554,363

Total common stocks
(cost $431,058,234)		325,238,366

	Units
Short-term investment—2.64%
Investment company—2.64%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2)
(cost $8,884,643)	8,884,643	8,884,643

Total investments—99.46%
(cost $439,942,877)		334,123,009
Cash and other assets, less liabilities—0.54%		1,827,616
Net assets—100.00%		$335,950,625

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $439,942,877; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$16,386,835
Gross unrealized depreciation	(122,206,703)
Net unrealized depreciation	$(105,819,868)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of March 31, 2009:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 25 contracts (USD)	June 2009	$4,873,212	$4,967,500	$94,288

Currency type abbreviation:
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
	Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments, at value	$325,238,366	$8,884,643	$—	$334,123,009
Other financial instruments(1)	94,288	—	—	94,288
Total	$325,332,654	$8,884,643	$—	$334,217,297

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

UBS U.S. Large Cap Growth Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	2.68%
Air freight & logistics	0.62
Beverages	0.89
Capital markets	3.38
Chemicals	6.36
Communications equipment	8.41
Computers & peripherals	4.73
Diversified financial services	5.39
Energy equipment & services	1.19
Food products	2.25
Health care equipment & supplies	7.94
Health care providers & services	5.01
Hotels, restaurants & leisure	2.64
Household products	1.85
Internet & catalog retail	3.76
Internet software & services	5.34
IT services	8.76
Oil, gas & consumable fuels	6.95
Pharmaceuticals	6.55
Road & rail	4.52
Software	3.91
Specialty retail	2.24
Textiles, apparel & luxury goods	0.62
Wireless telecommunication services	1.09
Total common stocks	97.08
Short-term investment	2.51
Total investments	99.59
Cash and other assets, less liabilities	0.41
Net assets	100.00%

UBS U.S. Large Cap Growth Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—97.08%
Aerospace & defense—2.68%
General Dynamics Corp.	21,000	$873,390
United Technologies Corp.	30,100	1,293,698
		2,167,088
Air freight & logistics—0.62%
Expeditors International of Washington, Inc.	17,600	497,904

Beverages—0.89%
PepsiCo, Inc.	14,000	720,720

Capital markets—3.38%
BlackRock, Inc.	9,200	1,196,368
Charles Schwab Corp.	99,000	1,534,500
		2,730,868
Chemicals—6.36%
Ecolab, Inc.	26,600	923,818
Monsanto Co.	21,900	1,819,890
Praxair, Inc.	35,700	2,402,253
		5,145,961
Communications equipment—8.41%
Cisco Systems, Inc.*	163,100	2,735,187
QUALCOMM, Inc.	104,400	4,062,204
		6,797,391
Computers & peripherals—4.73%
Apple, Inc.*	36,400	3,826,368

Diversified financial services—5.39%
CME Group, Inc.	9,000	2,217,510
IntercontinentalExchange, Inc.*	28,700	2,137,289
		4,354,799
Energy equipment & services—1.19%
Schlumberger Ltd.	23,600	958,632

Food products—2.25%
Campbell Soup Co.	22,100	604,656
Kellogg Co.	33,200	1,216,116
		1,820,772
Health care equipment & supplies—7.94%
Alcon, Inc.	11,200	1,018,192
Baxter International, Inc.	27,400	1,403,428
Stryker Corp.	56,700	1,930,068
Zimmer Holdings, Inc.*	56,600	2,065,900
		6,417,588
Health care providers & services—5.01%
Express Scripts, Inc.*	21,200	978,804
Laboratory Corp. of America Holdings*	32,700	1,912,623
Medco Health Solutions, Inc.*	28,100	1,161,654
		4,053,081
Hotels, restaurants & leisure—2.64%
International Game Technology	112,500	1,037,250
McDonald’s Corp.	20,100	1,096,857
		2,134,107
Household products—1.85%
Colgate-Palmolive Co.	25,400	1,498,092

Internet & catalog retail—3.76%
Amazon.com, Inc.*	41,400	3,040,416

Internet software & services—5.34%
Google, Inc., Class A*	12,400	4,315,944

IT services—8.76%
MasterCard, Inc., Class A	20,300	3,399,844
Visa, Inc., Class A	66,200	3,680,720
		7,080,564
Oil, gas & consumable fuels—6.95%
Chevron Corp.	15,100	1,015,324
Exxon Mobil Corp.	28,800	1,961,280
Southwestern Energy Co.*	41,200	1,223,228
XTO Energy, Inc.	46,375	1,420,003
		5,619,835
Pharmaceuticals—6.55%
Abbott Laboratories	16,200	772,740
Allergan, Inc.	94,800	4,527,648
		5,300,388
Road & rail—4.52%
Burlington Northern Santa Fe Corp.	26,100	1,569,915
Union Pacific Corp.	50,800	2,088,388
		3,658,303
Software—3.91%
Adobe Systems, Inc.*	60,800	1,300,512
Oracle Corp.*	68,200	1,232,374
Salesforce.com, Inc.*	19,100	625,143
		3,158,029
Specialty retail—2.24%
Home Depot, Inc.	29,700	699,732
Sherwin-Williams Co.	21,400	1,112,158
		1,811,890
Textiles, apparel & luxury goods—0.62%
Coach, Inc.*	29,900	499,330

Wireless telecommunication services—1.09%
American Tower Corp., Class A*	29,000	882,470

Total common stocks (cost $93,817,312)		78,490,540

	Units
Short-term investment—2.51%
Investment company—2.51%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2)
(cost $2,033,372)	2,033,372	2,033,372

Total investments—99.59% (cost $95,850,684)		80,523,912
Cash and other assets, less liabilities—0.41%		331,299
Net assets—100.00%		$80,855,211

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $95,850,684; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,224,126
Gross unrealized depreciation	(16,550,898)
Net unrealized depreciation	$(15,326,772)

*	Non income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$78,490,540	$2,033,372	$—	$80,523,912

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	2.14%
Auto components	2.82
Beverages	2.45
Capital markets	4.48
Chemicals	1.49
Commercial banks	1.64
Computers & peripherals	1.53
Consumer finance	0.75
Diversified financial services	3.74
Diversified telecommunication services	4.26
Electric utilities	6.98
Energy equipment & services	2.83
Health care equipment & supplies	3.73
Health care providers & services	1.88
Hotels, restaurants & leisure	1.70
Household durables	0.85
Industrial conglomerates	4.48
Insurance	3.82
Machinery	4.44
Media	5.83
Metals & mining	0.63
Multiline retail	2.64
Multi-utilities	3.49
Oil, gas & consumable fuels	16.35
Pharmaceuticals	6.86
Road & rail	2.37
Semiconductors & semiconductor equipment	3.33
Wireless telecommunication services	1.12
Total common stocks	98.63
Short-term investment	1.32
Total investments	99.95
Cash and other assets, less liabilities	0.05
Net assets	100.00%

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.63%
Air freight & logistics—2.14%
FedEx Corp.	21,800	$969,882

Auto components—2.82%
BorgWarner, Inc.	33,100	671,930
Johnson Controls, Inc.	50,600	607,200
		1,279,130
Beverages—2.45%
Constellation Brands, Inc., Class A*	13,600	161,840
Dr. Pepper Snapple Group, Inc.*	14,800	250,268
PepsiCo, Inc.	13,600	700,128
		1,112,236
Capital markets—4.48%
Bank of New York Mellon Corp.	39,500	1,115,875
Morgan Stanley	40,300	917,631
		2,033,506
Chemicals—1.49%
Air Products & Chemicals, Inc.	5,900	331,875
Celanese Corp., Series A	25,700	343,609
		675,484
Commercial banks—1.64%
City National Corp.	9,200	310,684
Wells Fargo & Co.	30,400	432,896
		743,580
Computers & peripherals—1.53%
Seagate Technology	115,300	692,953

Consumer finance—0.75%
Discover Financial Services	54,100	341,371

Diversified financial services—3.74%
JPMorgan Chase & Co.	63,770	1,695,007

Diversified telecommunication services—4.26%
AT&T, Inc.	76,650	1,931,580

Electric utilities—6.98%
American Electric Power Co., Inc.	38,900	982,614
Exelon Corp.	20,700	939,573
Northeast Utilities	39,800	859,282
Pepco Holdings, Inc.	31,000	386,880
		3,168,349
Energy equipment & services—2.83%
Baker Hughes, Inc.	25,400	725,170
Halliburton Co.	36,200	560,014
		1,285,184
Health care equipment & supplies—3.73%
Covidien Ltd.	42,000	1,396,080
Zimmer Holdings, Inc.*	8,100	295,650
		1,691,730
Health care providers & services—1.88%
Medco Health Solutions, Inc.*	20,600	851,604

Hotels, restaurants & leisure—1.70%
Carnival Corp.	35,700	771,120

Household durables—0.85%
Fortune Brands, Inc.	15,800	387,890

Industrial conglomerates—4.48%
General Electric Co.	201,100	2,033,121

Insurance—3.82%
ACE Ltd.	20,900	844,360
Aflac, Inc.	10,100	195,536
MetLife, Inc.	24,200	551,034
Principal Financial Group, Inc.	17,200	140,696
		1,731,626
Machinery—4.44%
Illinois Tool Works, Inc.	37,200	1,147,620
PACCAR, Inc.	33,600	865,536
		2,013,156
Media—5.83%
Comcast Corp., Class A	104,500	1,425,380
Interpublic Group of Cos., Inc.*	126,300	520,356
Omnicom Group, Inc.	30,000	702,000
		2,647,736
Metals & mining—0.63%
Alcoa, Inc.	39,100	286,994

Multiline retail—2.64%
JC Penney Co., Inc.	25,500	511,785
Macy’s, Inc.	77,300	687,970
		1,199,755
Multi-utilities—3.49%
MDU Resources Group, Inc.	32,300	521,322
NiSource, Inc.	29,600	290,080
Sempra Energy	16,700	772,208
		1,583,610
Oil, gas & consumable fuels—16.35%
Anadarko Petroleum Corp.	21,900	851,691
Chevron Corp.	25,700	1,728,068
Exxon Mobil Corp.	18,550	1,263,255
Hess Corp.	14,600	791,320
Marathon Oil Corp.	46,200	1,214,598
Peabody Energy Corp.	33,400	836,336
Ultra Petroleum Corp.*	20,500	735,745
		7,421,013
Pharmaceuticals—6.86%
Johnson & Johnson	25,800	1,357,080
Pfizer, Inc.	129,000	1,756,980
		3,114,060
Road & rail—2.37%
Burlington Northern Santa Fe Corp.	11,000	661,650
Ryder System, Inc.	14,600	413,326
		1,074,976
Semiconductors & semiconductor equipment—3.33%
Intel Corp.	100,400	1,511,020

Wireless telecommunication services—1.12%
Sprint Nextel Corp.*	142,557	508,928

Total common stocks (cost $65,645,352)		44,756,601

	Units
Short-term investment—1.32%
Investment company—1.32%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2)
(cost $597,081)	597,081	597,081

Total investments—99.95% (cost $66,242,433)		45,353,682
Cash and other assets, less liabilities—0.05%		24,527
Net assets—100.00%		$45,378,209

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $66,242,433; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,355,990
Gross unrealized depreciation	(22,244,741)
Net unrealized depreciation	$(20,888,751)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$44,756,601	$597,081	$—	$45,353,682

UBS U.S. Mid Cap Growth Equity Fund

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2009

Common stocks
Air freight & logistics	1.30%
Beverages	0.70
Biotechnology	0.74
Capital markets	2.86
Chemicals	3.06
Commercial services & supplies	4.88
Communications equipment	0.95
Computers & peripherals	2.93
Construction & engineering	2.38
Distributors	1.42
Diversified consumer services	2.55
Diversified financial services	3.86
Electrical equipment	1.45
Electronic equipment, instruments & components	2.35
Energy equipment & services	1.08
Health care equipment & supplies	4.68
Health care providers & services	8.29
Hotels, restaurants & leisure	7.81
IT services	5.11
Life sciences tools & services	2.38
Machinery	1.41
Oil, gas & consumable fuels	7.41
Professional services	3.06
Real estate investment trusts (REITs)	1.98
Semiconductors & semiconductor equipment	1.96
Software	7.12
Specialty retail	2.85
Trading companies & distributors	1.85
Wireless telecommunication services	7.31
Total common stocks	95.73
Investment company
iShares Russell Midcap Growth Index Fund	0.94
Short-term investment	0.93
Total investments	97.60
Cash and other assets, less liabilities	2.40
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments
March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—95.73%
Air freight & logistics—1.30%
C.H. Robinson Worldwide, Inc.	1,000	$45,610

Beverages—0.70%
Central European Distribution Corp.*	2,300	24,748

Biotechnology—0.74%
BioMarin Pharmaceutical, Inc.*	2,100	25,935

Capital markets—2.86%
TD Ameritrade Holding Corp.*	7,300	100,813

Chemicals—3.06%
Ecolab, Inc.	3,100	107,663

Commercial services & supplies—4.88%
EnergySolutions, Inc.	5,200	44,980
Republic Services, Inc.	2,665	45,705
Stericycle, Inc.*	1,700	81,141
		171,826
Communications equipment—0.95%
F5 Networks, Inc.*	1,600	33,520

Computers & peripherals—2.93%
Data Domain, Inc.*	2,400	30,168
NCR Corp.*	4,300	34,185
Teradata Corp.*	2,400	38,928
		103,281
Construction & engineering—2.38%
Quanta Services, Inc.*	3,900	83,655

Distributors—1.42%
LKQ Corp.*	3,500	49,945

Diversified consumer services—2.55%
Strayer Education, Inc.	500	89,935

Diversified financial services—3.86%
CME Group, Inc.	100	24,639
IntercontinentalExchange, Inc.*	600	44,682
MSCI, Inc., Class A*	2,200	37,202
Nasdaq OMX Group, Inc.*	1,500	29,370
		135,893
Electrical equipment—1.45%
Roper Industries, Inc.	1,200	50,940

Electronic equipment, instruments & components—2.35%
Amphenol Corp., Class A	2,900	82,621

Energy equipment & services—1.08%
National Oilwell Varco, Inc.*	800	22,968
Smith International, Inc.	700	15,036
		38,004
Health care equipment & supplies—4.68%
C.R. Bard, Inc.	900	71,748
Immucor, Inc.*	3,700	93,055
		164,803
Health care providers & services—8.29%
Aetna, Inc.	1,600	38,928
DaVita, Inc.*	1,300	57,135
Express Scripts, Inc.*	1,900	87,723
Fresenius Medical Care AG & Co. KGaA ADR	900	34,830
Henry Schein, Inc.*	1,200	48,012
Psychiatric Solutions, Inc.*	1,600	25,168
		291,796

Hotels, restaurants & leisure—7.81%
Burger King Holdings, Inc.	4,600	105,570
Darden Restaurants, Inc.	1,000	34,260
WMS Industries, Inc.*	5,700	119,187
Wynn Resorts Ltd.*	800	15,976
		274,993
IT services—5.11%
Cognizant Technology Solutions Corp., Class A*	4,800	99,792
Fiserv, Inc.*	2,200	80,212
		180,004
Life sciences tools & services—2.38%
Qiagen NV*	1,900	30,324
Thermo Fisher Scientific, Inc.*	1,500	53,505
		83,829
Machinery—1.41%
Flowserve Corp.	300	16,836
SPX Corp.	700	32,907
		49,743
Oil, gas & consumable fuels—7.41%
CONSOL Energy, Inc.	500	12,620
Continental Resources, Inc.*	2,700	57,267
Newfield Exploration Co.*	1,700	38,590
Range Resources Corp.	800	32,928
Southwestern Energy Co.*	3,100	92,039
XTO Energy, Inc.	900	27,558
		261,002
Professional services—3.06%
Dun & Bradstreet Corp.	1,400	107,800

Real estate investment trusts (REITs)—1.98%
Digital Realty Trust, Inc.	2,100	69,678

Semiconductors & semiconductor equipment—1.96%
ASML Holding NV, Class G	2,000	35,020
Atmel Corp. *	4,600	16,698
Tessera Technologies, Inc.*	1,300	17,381
		69,099
Software—7.12%
Concur Technologies, Inc.*	3,000	57,570
Micros Systems, Inc.*	2,500	46,875
Nuance Communications, Inc.*	4,100	44,526
Solera Holdings, Inc.*	4,100	101,598
		250,569
Specialty retail—2.85%
GameStop Corp., Class A*	1,700	47,634
O’Reilly Automotive, Inc.*	1,500	52,515
		100,149
Trading companies & distributors—1.85%
MSC Industrial Direct Co., Class A	2,100	65,247

Wireless telecommunication services—7.31%
American Tower Corp., Class A*	2,700	82,161
MetroPCS Communications, Inc.*	5,200	88,816
SBA Communications Corp., Class A*	3,700	86,210
		257,187
Total common stocks (cost $4,567,087)		3,370,288

Investment company—0.94%
iShares Russell Midcap Growth Index Fund
(cost $34,229)	1,100	33,110

	Units
Short-term investment—0.93%
Investment company—0.93%
UBS Cash Management Prime Relationship Fund, 1.03%(1),(2)
(cost $32,726)	32,726	32,726

Total investments—97.60% (cost $4,634,042)		3,436,124
Cash and other assets, less liabilities—2.40%		84,384
Net assets—100.00%		$3,520,508

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $4,634,042; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$40,496
Gross unrealized depreciation	(1,238,414)
Net unrealized depreciation	$(1,197,918)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$3,403,398	$32,726	$—	$3,436,124

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	2.72%
Air freight & logistics	1.69
Biotechnology	7.85
Chemicals	1.04
Commercial services & supplies	4.51
Communications equipment	8.91
Computers & peripherals	0.62
Construction & engineering	1.70
Containers & packaging	1.51
Distributors	2.52
Electrical equipment	1.79
Electronic equipment, instruments & components	0.70
Energy equipment & services	1.65
Food products	0.29
Health care equipment & supplies	6.11
Health care providers & services	6.04
Health care technology	4.08
Hotels, restaurants & leisure	6.14
IT services	1.65
Life sciences tools & services	2.69
Machinery	3.13
Metals & mining	0.66
Oil, gas & consumable fuels	3.68
Personal products	1.64
Pharmaceuticals	0.80
Real estate investment trusts (REITs)	1.90
Road & rail	2.09
Semiconductors & semiconductor equipment	3.84
Software	7.75
Specialty retail	6.75
Textiles, apparel & luxury goods	1.66
Total common stocks	98.11
Short-term investment	1.96
Investments of cash collateral for securities loaned	11.47
Total investments	111.54
Liabilities, in excess of cash and other assets	(11.54)
Net assets	100.00%

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Shares	Value
Common stocks—98.11%
Aerospace & defense—2.72%
AAR Corp.*	160,000	$2,006,400
Stanley, Inc.*	92,060	2,337,403
		4,343,803
Air freight & logistics—1.69%
Hub Group, Inc., Class A*	158,800	2,699,600

Biotechnology—7.85%
Acorda Therapeutics, Inc.*(1)	37,153	736,001
Alkermes, Inc.*	100,100	1,214,213
Allos Therapeutics, Inc.*	144,300	891,774
Array Biopharma, Inc.*	164,500	434,280
Cougar Biotechnology, Inc.*(1)	29,500	949,900
Genomic Health, Inc.*(1)	76,790	1,872,140
Halozyme Therapeutics, Inc.*	192,879	1,053,119
Isis Pharmaceuticals, Inc.*	84,700	1,271,347
Onyx Pharmaceuticals, Inc.*	28,900	825,095
Regeneron Pharmaceuticals, Inc.*	77,300	1,071,378
Rigel Pharmaceuticals, Inc.*	30,446	186,938
Seattle Genetics, Inc.*(1)	135,118	1,332,264
United Therapeutics Corp.*	10,900	720,381
		12,558,830
Chemicals—1.04%
Scotts Miracle-Gro Co., Class A	48,094	1,668,862

Commercial services & supplies—4.51%
Clean Harbors, Inc.*	45,700	2,193,600
EnergySolutions, Inc.	206,100	1,782,765
GeoEye, Inc.*(1)	46,565	919,659
Healthcare Services Group, Inc.	99,513	1,489,710
InnerWorkings, Inc.*	194,520	830,600
		7,216,334
Communications equipment—8.91%
Avocent Corp.*	130,100	1,579,414
Blue Coat Systems, Inc.*(1)	126,900	1,524,069
Ceragon Networks Ltd.*	195,800	832,150
Comtech Telecommunications Corp.*	70,230	1,739,597
F5 Networks, Inc.*(1)	116,900	2,449,055
Neutral Tandem, Inc.*(1)	46,399	1,141,879
Nice Systems Ltd. ADR*	200,100	4,974,486
		14,240,650
Computers & peripherals—0.62%
Compellent Technologies, Inc.*	91,800	996,030

Construction & engineering—1.70%
EMCOR Group, Inc.*(1)	158,700	2,724,879

Containers & packaging—1.51%
Rock-Tenn Co., Class A	88,956	2,406,260

Distributors—2.52%
LKQ Corp.*(1)	282,900	4,036,983

Electrical equipment—1.79%
Energy Conversion Devices, Inc.*(1)	43,000	570,610
EnerSys*	188,700	2,287,044
		2,857,654

Electronic equipment, instruments & components—0.70%
Cogent, Inc.*	94,400	1,123,360

Energy equipment & services—1.65%
Core Laboratories NV	24,200	1,770,472
T-3 Energy Services, Inc.*	73,700	868,186
		2,638,658
Food products—0.29%
Darling International, Inc.*	126,564	469,552

Health care equipment & supplies—6.11%
CONMED Corp.*(1)	31,424	452,820
Haemonetics Corp.*	42,700	2,351,916
Hansen Medical, Inc.*(1)	99,500	399,990
Integra LifeSciences Holdings Corp.*	84,100	2,079,793
Natus Medical, Inc.*	109,934	935,538
ResMed, Inc.*(1)	50,000	1,767,000
STERIS Corp.(1)	76,700	1,785,576
		9,772,633
Health care providers & services—6.04%
Emergency Medical Services Corp., Class A*	60,600	1,902,234
HMS Holdings Corp.*(1)	74,845	2,462,401
LHC Group, Inc.*	71,475	1,592,463
Mednax, Inc.*	33,400	984,298
Psychiatric Solutions, Inc.*(1)	85,400	1,343,342
VCA Antech, Inc.*(1)	61,100	1,377,805
		9,662,543
Health care technology—4.08%
MedAssets, Inc.*	157,600	2,245,800
Omnicell, Inc.*	167,700	1,311,414
Phase Forward, Inc.*	186,000	2,378,940
SXC Health Solutions Corp.*(1)	27,016	581,925
		6,518,079
Hotels, restaurants & leisure—6.14%
CKE Restaurants, Inc.	294,100	2,470,440
Jack in the Box, Inc.*	94,700	2,205,563
Panera Bread Co., Class A*(1)	41,700	2,331,030
Texas Roadhouse, Inc., Class A*	295,700	2,818,021
		9,825,054
IT services—1.65%
NCI, Inc., Class A*	57,517	1,495,442
NeuStar, Inc., Class A*(1)	68,100	1,140,675
		2,636,117
Life sciences tools & services—2.69%
ICON PLC ADR*	123,000	1,986,450
Kendle International, Inc.*(1)	67,800	1,421,088
Medivation, Inc.*(1)	48,784	891,284
		4,298,822
Machinery—3.13%
Colfax Corp.*	38,200	262,434
ESCO Technologies, Inc.*(1)	102,800	3,978,360
Titan International, Inc.	152,500	767,075
		5,007,869
Metals & mining—0.66%
Steel Dynamics, Inc.(1)	119,000	1,048,390

Oil, gas & consumable fuels—3.68%
Arena Resources, Inc.*	89,300	2,275,364
PetroHawk Energy Corp.*	58,645	1,127,743
Whiting Petroleum Corp.*(1)	95,900	2,479,015
		5,882,122

Personal products—1.64%
Chattem, Inc.*(1)	46,800	2,623,140

Pharmaceuticals—0.80%
Auxilium Pharmaceuticals, Inc.*(1)	46,278	1,282,826

Real estate investment trusts (REITs)—1.90%
BioMed Realty Trust, Inc.	80,600	545,662
Ventas, Inc.(1)	109,900	2,484,839
		3,030,501
Road & rail—2.09%
Landstar System, Inc.(1)	99,900	3,343,653

Semiconductors & semiconductor equipment—3.84%
Hittite Microwave Corp.*	80,100	2,499,120
Microsemi Corp.*(1)	166,100	1,926,760
Power Integrations, Inc.(1)	100,100	1,721,720
		6,147,600
Software—7.75%
ArcSight, Inc.*	158,616	2,025,526
Factset Research Systems, Inc.(1)	69,400	3,469,306
FalconStor Software, Inc.*	347,533	830,604
Nuance Communications, Inc.*(1)	365,000	3,963,900
Ultimate Software Group, Inc.*(1)	105,804	1,826,177
Verint Systems, Inc.*	79,343	277,701
		12,393,214
Specialty retail—6.75%
Aeropostale, Inc.*	141,600	3,760,896
Chico’s FAS, Inc.*	440,500	2,365,485
Children’s Place Retail Stores, Inc.*(1)	97,000	2,123,330
Hibbett Sports, Inc.*	132,233	2,541,518
		10,791,229
Textiles, apparel & luxury goods—1.66%
Phillips-Van Heusen Corp.	117,000	2,653,560

Total common stocks (cost $221,281,572)		156,898,807

	Units
Short-term investment—1.96%
Investment company—1.96%
UBS Cash Management Prime Relationship Fund, 1.03%(2),(3)
(cost $3,130,832)	3,130,832	3,130,832

	Shares
Investment of cash collateral from securities loaned—11.47%
UBS Supplementary Trust - U.S. Cash Management Prime Fund, 1.04%(2),(3)
(cost $18,341,329)	18,341,329	18,341,329

Total investments—111.54% (cost $242,753,733)		178,370,968
Liabilities, in excess of cash and other assets—(11.54)%		(18,455,551)
Net assets—100.00%		$159,915,417

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $242,753,733; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$8,020,577
Gross unrealized depreciation	(72,403,342)
Net unrealized depreciation	$(64,382,765)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2009.
(2)	The rate shown reflects the yield at March 31, 2009.
(3)	Investment in affiliated mutual fund.

ADR	American depositary receipt

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$156,898,808	$21,472,160	$—	$178,370,968

UBS Absolute Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Capital markets	1.57%
Commercial banks	3.63
Communications equipment	0.20
Computers	0.27
Diversified financial services	3.71
Diversified telecommunication services	0.95
Electric utilities	1.08
Media	0.19
Multiline retail	1.02
Oil, gas & consumable fuels	0.37
Personal products	0.54
Thrifts & mortgage finance	7.73
Tobacco	0.92
Total corporate bonds	22.18
Collateralized debt obligations	0.36
Mortgage & agency debt securities	35.14
US government obligation	3.32
Non US-government obligations	20.76
Sovereign/supranational bonds	3.49
Total bonds	85.25
Short-term investment	1.74
Total investments	86.99
Cash and other assets, less liabilities	13.01
Net assets	100.00%

UBS Absolute Return Bond Fund — Portfolio of investments
March 31, 2009 (unaudited)

Security description	Face amount		Value
Bonds—85.25%
Corporate bonds—22.18%
France—5.21%
BNP Paribas,
5.250%, due 12/17/12	EUR	2,165,000	$2,948,715
Compagnie de Financement Foncier,
3.625%, due 01/16/12	3,350,000		4,490,413
Electricite De France SA,
5.500%, due 01/26/14(1)	$450,000		477,685
Total France corporate bonds			7,916,813

Germany—5.07%
Hypo Real Estate Bank AG,
2.164%, due 02/09/10(2)	EUR	250,000	285,530
Hypothekenbank in Essen AG,
Series REGS,
5.250%, due 01/17/11	5,000,000		6,953,780
IKB Deutsche Industriebank AG,
1.234%, due 07/24/09(2)	$300,000		285,818
1.689%, due 03/19/10(2)	EUR	150,000	173,382
Total Germany corporate bonds			7,698,510

Netherlands—1.31%
LeasePlan Corp. NV,
2.134%, due 02/16/10(2)	EUR	300,000	374,878
PACCAR Financial Europe BV,
5.125%, due 05/19/11	350,000		447,333
RWE Finance BV,
4.625%, due 08/17/10	GBP	800,000	1,173,058
Total Netherlands corporate bonds			1,995,269

Spain—0.45%
Telefonica Emisiones SAU,
5.431%, due 02/03/14	EUR	500,000	683,664

United Kingdom—1.70%
AIB UK 1 LP,
4.781%, due 12/17/14(2),(3)	EUR	720,000	105,225
Anglo Irish Capital UK LP,
5.219%, due 09/29/16(2),(3)	790,000		89,216
Bank of Scotland PLC,
6.375%, due 08/16/19	GBP	1,445,000	1,501,881
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	450,000		587,358
WPP PLC,
6.625%, due 05/12/16	EUR	300,000	297,707
Total United Kingdom corporate bonds			2,581,387

United States—8.10%
AT&T, Inc.,
4.850%, due 02/15/14	$750,000		757,141
Avon Products, Inc.,
5.625%, due 03/01/14	810,000		817,729
Cisco Systems, Inc.,
4.950%, due 02/15/19	310,000		304,998
Citigroup, Inc.,
5.625%, due 08/27/12	940,000		684,631
General Electric Capital Corp.,
5.500%, due 09/15/67(1),(2)	EUR	1,300,000	673,600
6.750%, due 03/15/32	$2,900,000		2,351,604
Hewlett-Packard Co.,
4.250%, due 02/24/12	400,000		410,914

United States—(concluded)
Lehman Brothers Holdings, Inc.,
5.125%, due 06/27/14††(4)	EUR	450,000	79,218
Morgan Stanley,
5.300%, due 03/01/13	$1,050,000		1,009,637
5.750%, due 10/18/16	1,310,000		1,192,557
ONEOK Partners LP,
8.625%, due 03/01/19	550,000		554,984
RBS Capital Trust A,
6.467%, due 06/30/12(2),(3)	EUR	1,000,000	518,154
UST, Inc.,
6.625%, due 07/15/12	$1,375,000		1,395,013
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	1,525,000		1,553,478
Total United States corporate bonds			12,303,658

Virgin Islands, British—0.34%
C10-EUR Capital (SPV) Ltd.,
6.277%, due 06/30/17(2),(3)	EUR	1,550,000	514,832

Total corporate bonds (cost $42,891,355)			33,694,133

Collateralized debt obligations—0.36%
Cayman Islands—0.12%
Aladdin CDO I Ltd,
Series 2006-2A, Class 10D,
8.788%, due 10/31/16(2),(5),(6)	$250,000		5,975
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
5.143%, due 07/20/18(2),(5),(6)	220,000		2,200
Cratos CLO Ltd.,
Series 2007-1A, Class D,
3.646%, due 05/19/21(2),(5),(6)	250,000		22,500
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
5.373%, due 01/22/22(2),(5),(6)	290,000		25,114
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
4.984%, due 11/15/20(2),(5)	400,000		12,000
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
4.831%, due 04/07/17(2),(5),(6)	1,000,000		98,400
Gresham Street CDO Funding,
Series 2003-1X, Class D,
4.491%, due 11/07/33(2),(5)	100,000		0
Herald Ltd.,
Series REGS,
4.820%, due 09/16/45(2),(5)	300,000		2,970
Kingsland Ltd.,
Series 2007-5A, Class E,
5.410%, due 07/14/21(2),(5),(6)	250,000		2,500
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
4.720%, due 06/15/21(2),(5),(6)	200,000		18,060
Total Cayman Islands collateralized debt obligations			189,719

Ireland—0.02%
Menton CDO PLC,
Series IIA, Class E,
10.718%, due 10/24/53(2),(5),(6)	250,000		0

Ireland—(concluded)
Valleriite CDO,
Series 2007-1A, Class D1EU,
6.493%, due 12/20/17(2),(5),(6)	EUR	350,000	38,363
Total Ireland collateralized debt obligations			38,363

Luxembourg—0.01%
Ashwell Rated SA,
due 12/22/77(5),(6),(7)	GBP	220,000	9,470

Netherlands—0.10%
Ares Euro CLO BV,
Series 2007-1A, Class E,
7.809%, due 05/15/24(2),(5),(6)	EUR	470,000	55,013
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(5),(6)	530,000		45,770
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22(5),(6),(7)	300,000		7,972
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22(5),(6),(7)	250,000		6,643
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24(5),(6),(7)	350,000		32,551
Total Netherlands collateralized debt obligations			147,949

United States—0.11%
Ajax One Ltd.,
Series 2A, Class C,
3.033%, due 09/08/32(2),(5),(6)	$500,000		75,000
Axius Europe CLO SA,
Series 2007-1A, Class D,
7.309%, due 11/15/23(2),(5),(6)	EUR	350,000	29,296
MC Funding Ltd.,
Series 2006-1A, Class E,
5.038%, due 12/20/20(2),(5),(6)	$640,000		38,400
Taberna Preferred Funding Ltd.,
Series 2006-7A, Class A3L,
2.684%, due 02/05/37(2),(5),(6)	240,000		24
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
4.563%, due 12/11/40(2),(5),(6)	462,704		23,135
Series 2005-3A, Class B1L,
4.722%, due 06/25/41(2),(5),(6)	475,871		0
Total United States collateralized debt obligations			165,855

Total collateralized debt obligations (cost $9,578,912)			551,356

Mortgage & agency debt securities—35.14%
United States—35.14%
Federal Home Loan Bank,
5.250%, due 06/18/14	6,300,000		7,087,065
Federal Home Loan Mortgage Corp.,†
4.750%, due 03/05/12	7,500,000		8,125,515
5.000%, due 02/16/17	8,900,000		9,786,271

United States—(concluded)
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04668, 5.000%, due 03/01/38	$1,350,000		1,393,865
#G08307, 5.000%, due 11/01/38	1,895,469		1,957,058
Federal National Mortgage Association,†
4.125%, due 04/15/14	7,100,000		7,628,176
5.000%, due 10/15/11	7,720,000		8,352,422
Federal National Mortgage Association Pools,†
#992260, 4.000%, due 01/01/39	4,486,975		4,516,960
#933765, 4.500%, due 04/01/38	4,427,391		4,529,742

Total mortgage & agency debt securities (cost $51,491,438)			53,377,074

US government obligation—3.32%
U.S. Treasury Note,
1.375%, due 03/15/12 (cost $5,019,531)	$5,000,000		5,034,765

Non US-government obligations—20.76%
Belgium—1.81%
Belgium Kingdom,
4.000%, due 03/28/14	EUR	2,000,000	2,750,069

Canada—1.32%
Quebec Province,
6.125%, due 01/22/11	$1,880,000		2,007,088

France—1.51%
Government of France,
1.800%, due 07/25/40	EUR	1,870,836	2,291,543

Germany—14.21%
Bundesschatzanweisungen,
4.000%, due 09/11/09	EUR	5,550,000	7,481,283
4.500%, due 06/12/09	5,550,000		7,412,663
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12	2,800,000		3,817,007
5.550%, due 06/07/21	GBP	1,800,000	2,871,875
			21,582,828
Japan—1.91%
Government of Japan,
2.500%, due 09/20/37	JPY	127,000,000	1,400,705
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$1,400,000		1,503,386
			2,904,091

Total non US-government obligations (cost $31,311,537)			31,535,619

Sovereign/supranational bonds—3.49%
European Investment Bank,
5.625%, due 10/15/10	EUR	1,200,000	1,686,550
6.250%, due 04/15/14	GBP	1,270,000	2,058,798

Sovereign/supranational bonds—(concluded)
Inter-American Development Bank,
3.250%, due 11/15/11	1,500,000	1,554,075
Total sovereign/supranational bonds (cost $5,316,097)		5,299,423
Total bonds (cost $145,608,870)		129,492,370

	Units
Short-term investment—1.74%
Investment company—1.74%
UBS Cash Management Prime Relationship Fund, 1.03%(8),(9) (cost $2,648,744)	2,648,744	2,648,744

Total investments—86.99% (cost $148,257,614)		132,141,114
Cash and other assets, less liabilities—13.01%		19,770,745
Net assets—100.00%		$151,911,859

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $148,257,614; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,608,323
Gross unrealized depreciation	(19,724,823)
Net unrealized depreciation	$(16,116,500)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

††	As of September 29, 2008, the Fund is no longer accruing income on this security.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $1,151,285 or 0.76% of net assets.

(2)	Floating rate security—The interest rates shown are the current rates as of March 31, 2009.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Security is illiquid. At March 31, 2009, these securities amounted to $551,356 or 0.36% of net assets.
(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.35% of net assets as of March 31, 2009, are considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Ajax One Ltd.,
Series 2A, Class C,
3.033%, due 09/8/32	11/08/05	$487,550	0.32%	$75,000	0.05%
Aladdin CDO I Ltd,
Series 2006-2A, Class 10D,
8.788%, due 10/31/16	06/23/06	250,000	0.17	5,975	0.00	(1)
Ares Euro CLO BV,
Series 2007-1A, Class E,
7.809%, due 05/15/24	03/16/07	470,000	0.31	55,013	0.04
Ashwell Rated SA,
due 12/22/77	01/29/07	202,730	0.13	9,470	0.01
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
5.143%, due 07/20/18	04/24/06	215,160	0.14	2,200	0.00	(1)
Axius Europe CLO SA,
Series 2007-1A, Class D,
7.309%, due 11/15/23	09/28/07	326,550	0.21	29,296	0.02
Cratos CLO Ltd.,
Series 2007-1A, Class D,
3.646%, due 05/19/21	04/30/07	250,000	0.17	22,500	0.01
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
5.373%, due 01/22/22	04/27/07	285,865	0.19	25,114	0.02
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
4.831%, due 04/7/17	03/28/07	1,000,000	0.66	98,400	0.06
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	524,700	0.35	45,770	0.03
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22	10/31/06	285,000	0.19	7,972	0.01
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22	11/28/06	249,750	0.16	6,643	0.00	(1)
Kingsland Ltd.,
Series 2007-5A, Class E,
5.410%, due 07/14/21	05/02/07	241,728	0.16	2,500	0.00	(1)
MC Funding Ltd.,
Series 2006-1A, Class E,
5.038%, due 12/20/20	12/08/06	640,000	0.42	38,400	0.02
Menton CDO PLC,
Series IIA, Class E,
10.718%, due 10/24/53	10/10/05	249,375	0.16	0	0.00
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24	05/18/07	343,000	0.23	32,551	0.02
Taberna Preferred Funding Ltd.,
Series 2006-7A, Class A3L,
2.684%, due 02/5/37	09/15/06	232,629	0.15	24	0.00	(1)
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
4.563%, due 12/11/40	12/01/05	460,390	0.30	23,135	0.02
Series 2005-3A, Class B1L,
4.722%, due 06/25/41	11/01/05	469,923	0.31	0	0.00
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
4.720%, due 06/15/21	03/09/07	198,806	0.13	18,060	0.01
Valleriite CDO,
Series 2007-1A, Class D1EU,
due 12/20/17	06/12/07	350,000	0.23	38,363	0.03
		$7,733,156	5.09%	$536,386	0.35%

(1)	Amount represents less than 0.005%.

(7)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2009.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	1,650,000	CAD	1,410,585	04/21/09	$(26,854)
Australian Dollar	746,317	GBP	355,000	04/21/09	(8,801)
Australian Dollar	21,159,574	USD	14,198,621	04/21/09	(493,247)
Canadian Dollar	20,293,521	USD	16,680,524	04/21/09	584,774
Canadian Dollar	2,930,485	USD	2,305,000	04/21/09	(19,306)
Euro	1,825,000	AUD	3,645,803	04/21/09	106,835
Euro	1,800,000	GBP	1,698,372	04/21/09	45,651
Euro	3,435,000	JPY	444,221,508	04/21/09	(74,545)
Euro	3,409,080	SEK	39,025,984	04/21/09	218,288
Euro	50,405,000	USD	66,208,367	04/21/09	(756,523)
Great Britain Pound	1,605,000	SEK	19,358,708	04/21/09	51,883
Great Britain Pound	14,260,000	USD	20,707,802	04/21/09	245,937
Great Britain Pound	330,000	USD	453,755	04/21/09	(19,767)
Japanese Yen	449,898,200	AUD	7,020,089	04/21/09	327,962
Japanese Yen	137,190,600	CHF	1,800,000	04/21/09	195,574
Japanese Yen	448,475,440	EUR	3,640,000	04/21/09	303,908
Japanese Yen	578,335,030	NOK	45,320,000	04/21/09	893,523
Japanese Yen	168,600,000	SEK	15,460,089	04/21/09	176,917
Japanese Yen	57,400,000	USD	641,957	04/21/09	61,915
Norwegian Krone	78,109,945	CHF	13,450,000	04/21/09	207,814
Norwegian Krone	29,020,000	JPY	383,849,480	04/21/09	(435,520)
Norwegian Krone	5,120,000	USD	724,275	04/21/09	(36,919)
Norwegian Krone	9,460,000	USD	1,456,086	04/21/09	49,662
Swedish Krona	28,410,000	EUR	2,591,817	04/21/09	(12,653)
Swedish Krona	34,499,598	JPY	384,253,785	04/21/09	(313,768)
Swedish Krona	39,184,920	USD	4,799,294	04/21/09	32,585
Swedish Krona	20,000,263	USD	2,350,000	04/21/09	(82,962)
Swiss Franc	2,506,214	AUD	3,265,000	04/21/09	64,435
Swiss Franc	3,603,413	EUR	2,410,000	04/21/09	34,931
Swiss Franc	2,680,000	JPY	227,459,640	04/21/09	(56,765)
Swiss Franc	2,816,981	SEK	19,840,000	04/21/09	(62,224)
Swiss Franc	8,050,000	USD	7,224,157	04/21/09	149,452
United States Dollar	6,287,048	AUD	9,625,000	04/21/09	395,943
United States Dollar	7,860,000	CAD	9,726,357	04/21/09	(145,567)
United States Dollar	8,229,587	CAD	10,567,164	04/21/09	151,729
United States Dollar	16,368,323	EUR	12,700,000	04/21/09	504,093
United States Dollar	2,838,245	EUR	2,075,000	04/21/09	(81,532)
United States Dollar	3,918,628	GBP	2,800,000	04/21/09	99,129
United States Dollar	10,086,201	NOK	71,960,000	04/21/09	612,140
United States Dollar	2,765,000	NOK	17,829,550	04/21/09	(114,269)
United States Dollar	3,123,763	SEK	28,410,000	04/21/09	332,214
Net unrealized appreciation on forward foreign currency contracts					$3,106,072

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of March 31, 2009:

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 245 contracts (USD)	June 2009	$(53,142,655)	$(53,383,203)	$(240,548)
5 Year US Treasury Notes, 282 contracts (USD)	June 2009	(33,035,403)	(33,491,906)	(456,503)
10 Year US Treasury Notes, 180 contracts (USD)	June 2009	(21,854,409)	(22,334,063)	(479,654)
Interest rate futures buy contracts:
Euro-Buxl, 21 contracts (EUR)	June 2009	2,739,128	2,747,093	7,965
Interest rate futures sell contracts:
Euro-Bobl, 90 contracts (EUR)	June 2009	(13,946,741)	(13,938,143)	8,598
Euro-Bund, 25 contracts (EUR)	June 2009	(4,101,282)	(4,132,942)	(31,660)
Euro-Schatz, 155 contracts (EUR)	June 2009	(22,296,789)	(22,301,514)	(4,725)
Long Gilt , 37 contracts (GBP)	June 2009	(6,469,846)	(6,541,151)	(71,305)
Net unrealized depreciation on futures contracts				$(1,267,832)

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Swap agreements

UBS Absolute Return Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on credit indices—buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Goldman Sachs International	EUR	3,700,000	12/20/13	2.2000	%(2)	—	(3)	—	$371,956	$371,956

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 10 Index.

Credit default swaps on corporate and sovereign issues—sell protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Goldman Sachs International	EUR	230,000	12/20/09	—	(3)	2.0000	%(4)	—	$(14,763)	$(14,763)	9.1998%
Goldman Sachs International	EUR	340,000	12/20/09	—	(5)	2.0000	(4)	—	(18,679)	(18,679)	7.5631
Goldman Sachs International	EUR	1,350,000	03/20/12	—	(6)	0.1400	(4)	—	(90,852)	(90,852)	1.8358
Goldman Sachs International	USD	6,300,000	06/20/18	—	(7)	0.5140	(4)	—	(277,436)	(277,436)	1.0798
Goldman Sachs International	USD	6,300,000	06/20/18	—	(8)	0.5390	(4)	—	(429,517)	(429,517)	1.4374
Goldman Sachs International	USD	4,200,000	12/20/18	—	(9)	1.1425	(4)	—	(477,043)	(477,043)	2.6941
									$(1,308,290)	$(1,308,290)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, bond, due 03/26/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Group 3.125% bond, due 09/14/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$131,589,758	$551,356	$132,141,114
Other financial instruments(1)	(1,267,832)	2,169,738	—	901,906
Total	$(1,267,832)	$133,759,496	$551,356	$133,043,020

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$8,807,094	$0	$8,807,094
Total gains or losses (realized/unrealized) included in earnings	(7,043,049)	0	(7,043,049)
Purchases, sales, issuances, and settlements (net)	(1,212,689)	0	(1,212,689)
Transfers in and/or out of Level 3	0	0	0
Ending balance	$551,356	$0	$551,356

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$(4,923,460)	$0	$(4,923,460)

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Agriculture	1.33%
Auto manufacturers	1.27
Banks	14.03
Beverages	2.43
Capital markets	0.57
Commercial banks	1.90
Diversified financial services	5.98
Diversified telecommunication services	1.35
Food	1.43
Insurance	0.48
Media	0.39
Multiline retail	0.90
Oil, gas & consumable fuels	1.61
Personal products	0.56
Thrifts & mortgage finance	0.45
Total corporate bonds	34.68
Asset-backed securities	1.25
Collateralized debt obligations	0.93
Commercial mortgage-backed securities	1.04
Mortgage & agency debt securities	11.24
US government obligations	8.39
Non US-government obligations	35.54
Sovereign/supranational bond	2.82
Total bonds	95.89
Short-term investment	0.78
Total investments	96.67
Cash and other assets, less liabilities	3.33
Net assets	100.00%

UBS Global Bond Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount		Value
Bonds—95.89%
Corporate bonds—34.68%
France—2.08%
BNP Paribas,
5.250%, due 12/17/12	EUR	140,000	$190,679
Compagnie de Financement Foncier,
4.000%, due 07/21/11	150,000		203,425
Credit Agricole SA,
1.526%, due 03/13/16(1)	$200,000		175,414
GE Capital FCC,
1.600%, due 12/14/09(1)	EUR	200,000	257,275
Total France corporate bonds			826,793

Germany—5.93%
Bayerische Landesbank,
3.750%, due 05/23/11	240,000		327,374
Dexia Kommunalbank Deutschland AG,
Series 1273,
3.500%, due 04/15/11	250,000		337,484
Hypothekenbank in Essen AG,
4.000%, due 11/21/11	240,000		328,366
IKB Deutsche Industriebank AG,
1.234%, due 07/24/09(1)	$600,000		571,636
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	500,000	789,881
Total Germany corporate bonds			2,354,741

Ireland—0.85%
Allied Irish Banks PLC,
7.500%, due 02/28/11(1),(2)	EUR	550,000	87,688
Anglo Irish Bank Corp. PLC,
2.010%, due 06/25/14(1)	200,000		116,427
Irish Nationwide Building Society,
2.052%, due 05/18/09(1)	100,000		132,097
Total Ireland corporate bonds			336,212

Jersey (Channel Islands)—0.35%
Travelers Insurance Company Institutional Funding Ltd.,
5.750%, due 12/06/11	GBP	100,000	137,296

Luxembourg—1.35%
Telecom Italia Finance SA,
6.575%, due 07/30/09	EUR	400,000	536,935

Spain—2.43%
Ayt Cedulas Cajas Global,
4.250%, due 06/14/18	600,000		706,039
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	250,000		256,420
Total Spain corporate bonds			962,459

Trinidad and Tobago—1.61%
Petroleum Co. of Trinidad & Tobago Ltd.,
6.000%, due 05/08/22(3)	$900,000		640,800

United Kingdom—5.02%
Barclays Bank PLC,
4.500%, due 03/04/19(1)	EUR	190,000	170,856
5.750%, due 09/14/26	GBP	80,000	77,594
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	EUR	400,000	529,465
Lloyds TSB Bank PLC,,
5.875%, due 06/20/14	GBP	400,000	489,298

United Kingdom—(concluded)
National Westminster Bank PLC,
6.000%, due 01/21/10	EUR	335,000	431,845
6.500%, due 09/07/21	GBP	110,000	114,943
Nationwide Building Society,
1.804%, due 12/22/16(1)	EUR	200,000	178,690
Total United Kingdom corporate bonds			1,992,691

United States—15.06%
Avon Products, Inc.,
5.625%, due 03/01/14	$220,000		222,099
Bank One Corp.,
7.875%, due 08/01/10	675,000		693,182
BNP Paribas Capital Trust III,
6.625%, due 10/23/11(1),(2)	EUR	650,000	397,251
Citigroup, Inc.,
5.500%, due 02/15/17	$900,000		565,372
Comcast Cable Communications LLC,
6.750%, due 01/30/11	150,000		155,204
Daimler Chrysler Holdings NA,
7.200%, due 09/01/09	150,000		150,639
Daimler Finance N.A. LLC,
7.200%, due 09/01/09	350,000		351,645
General Electric Capital Corp.,
6.750%, due 03/15/32	110,000		89,199
HSBC Finance Corp.,
6.750%, due 05/15/11	350,000		311,961
Kraft Foods, Inc.,
5.625%, due 11/01/11	200,000		208,211
Kroger Co.,
8.050%, due 02/01/10	350,000		362,028
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12	200,000		190,662
Miller Brewing Co.,
5.500%, due 08/15/13(3)	1,000,000		963,155
Morgan Stanley,
5.300%, due 03/01/13	235,000		225,966
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	350,000		356,536
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	750,000		734,869
Total United States corporate bonds			5,977,979

Total corporate bonds (cost $17,002,365)			13,765,906

Asset-backed securities—1.25%
United Kingdom—0.03%
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
3.154%, due 10/25/44(1)	77,108		12,806

United States—1.22%
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
0.723%, due 11/07/11(1)	150,000		147,656
MBNA Credit Card Master Note Trust,
Series 2004-A10, Class A,
0.636%, due 03/15/12(1)	200,000		197,331
Series 2004-A7, Class A7,
0.656%, due 12/15/11(1)	125,000		124,127

United States—(concluded)
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.702%, due 09/25/36(1)		53,133	12,753
Total United States asset-backed securities			481,867
Total asset-backed securities (cost $603,770)			494,673

Collateralized debt obligations—0.93%
Cayman Islands—0.16%
Black Diamond CLO Ltd.,
Series 2005-2X, Class IN,
due 01/07/18(4),(5)		100,000	5,790
Cratos CLO Ltd.,
Series 2007-1A, Class D,
3.646%, due 05/19/21(1),(4),(5)		250,000	22,500
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,
3.326%, due 03/13/47(1),(4),(5)		250,000	3
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
4.831%, due 04/07/17(1),(4),(5)		300,000	29,520
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21(4),(5),(6)		100,000	5,500
Total Cayman Islands collateralized debt obligations			63,313

Ireland—0.28%
Mercator CLO PLC,
Series 2007-IIIA, Class B1,
4.712%, due 10/15/24(1),(3)	EUR	250,000	25,409
Valleriite CDO,
Series 2007-1A, Class A1EU,
3.843%, due 12/29/17(1),(4),(5)		160,000	87,688
Total Ireland collateralized debt obligations			113,097

Luxembourg—0.04%
GSC European CDO SA,
Series I-RA, Class D,
3.100%, due 12/15/22(1),(4),(5)		250,000	17,936

Netherlands—0.27%
Cadogan Square CLO BV,
Series 2A, Class B,
2.469%, due 08/12/22(1),(4),(5)		150,000	59,787
Highlander Euro CDO,
Series 2006-2NA, Class D,
3.206%, due 12/14/22(1),(4),(5)		250,000	6,643
Queen Street CLO,
Series 2007-1A, Class F,
due 08/15/24(4),(5),(6)		100,000	9,300
Series 2006-1A, Class C1,
5.967%, due 04/15/23(1),(4),(5)		250,000	30,060
Total Netherlands collateralized debt obligations			105,790

United States—0.18%
Ares CLO Funds,
Series 2006-5RA, Class D,
4.711%, due 02/24/18(1),(4),(5)	$140,000		4,200

United States—(concluded)
Brentwood CLO Ltd.,
Series 2006-1A, Class C,
2.770%, due 02/01/22(1),(4),(5)		250,000	10,000
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
4.289%, due 08/08/46(1),(4),(5)	EUR	175,970	4,676
Global Leveraged Capital Credit Opportunity Fund,
Series 2006-1A, Class C,
2.143%, due 12/20/18(1),(4),(5)		$250,000	26,325
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
3.534%, due 06/09/19(1),(4),(5)		250,000	20,000
Taberna Preferred Funding Ltd.,
Series 2006-5A, Class A3,
2.684%, due 08/05/36(1),(4),(5)		200,000	20
Series 2006-7A, Class A3L,
2.684%, due 02/05/37(1),(4),(5)		330,000	33
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
4.563%, due 12/11/40(1),(4),(5)		85,686	4,284
Total United States collateralized debt obligations			69,538
Total collateralized debt obligations (cost $4,509,242)			369,674

Commercial mortgage-backed securities—1.04%
United States—1.04%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41		72,781	61,468
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(1)		77,787	78,548
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(1)		25,000	21,085
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43		350,000	240,428
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2,
7.400%, due 07/15/31(1)		10,827	10,802
Total commercial mortgage-backed securities (cost $509,795)			412,331

Mortgage & agency debt securities—11.24%
United States—11.24%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04461, 5.000%, due 07/01/38		281,901	291,061
#G03494, 5.500%, due 05/01/37		222,109	230,726

United States—(concluded)
#G04684, 5.500%, due 09/01/38	277,440		288,188
#G08135, 6.000%, due 06/01/36		247,266	258,830
Federal National Mortgage Association,†
4.000%, TBA		75,000	75,404
Federal National Mortgage Association Pools,†
#909356, 5.000%, due 02/01/37		292,233	301,936
#914467, 5.000%, due 04/01/37		249,481	257,712
#903709, 5.500%, due 11/01/36		256,409	266,445
#915829, 5.500%, due 03/01/37		265,484	275,819
#928197, 5.500%, due 03/01/37		277,056	287,841
#937094, 5.500%, due 05/01/37		250,634	260,391
#918638, 5.500%, due 06/01/37		286,152	297,291
#968197, 5.500%, due 01/01/38		264,893	275,205
#934323, 5.500%, due 07/01/38		279,481	290,361
#900568, 6.000%, due 09/01/36		171,845	179,801
#940642, 6.000%, due 08/01/37		256,283	267,974
#889579, 6.000%, due 05/01/38		264,836	276,917
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31		76,167	81,099
Total mortgage & agency debt securities (cost $4,269,795)			4,463,001

US government obligations—8.39%
United States—8.39%
US Treasury Bonds,
4.500%, due 05/15/38		460,000	537,050
6.250%, due 05/15/30		150,000	208,172
US Treasury Inflation Indexed Bonds (TIPS),
1.625%, due 01/15/18		500,000	509,284
US Treasury Notes,
2.750%, due 02/15/19		400,000	402,188
4.000%, due 08/15/18		345,000	383,381
4.250%, due 08/15/13		1,150,000	1,288,540

Total US government obligations (cost $3,258,581)			3,328,615

Non US-government obligations—35.54%
France—1.88%
Government of France,
4.000%, due 10/25/14	EUR	530,000	746,710

Germany—4.90%
Bundesobligation,
4.000%, due 10/11/13	EUR	245,000	351,125
Bundesrepublik Deutschland,
4.250%, due 01/04/14	1,100,000		1,595,695
			1,946,820
Italy—8.10%
Buoni Poliennali Del Tesoro,
4.500%, due 02/01/18	EUR	1,010,000	1,393,737
5.000%, due 08/01/39	1,435,000		1,819,774
			3,213,511
Japan—13.22%
Government of Japan,
0.800%, due 03/20/13	JPY	11,950,000	121,305
1.300%, due 03/20/15	101,050,000		1,045,562
1.800%, due 06/20/17	73,000,000		776,779
1.900%, due 06/20/25	159,800,000		1,628,781
Government of Japan CPI Linked Bond,
1.200%, due 06/10/17	193,494,400		1,675,446
			5,247,873
Spain—4.54%
Government of Spain,
4.200%, due 07/30/13	EUR	550,000	770,569
6.000%, due 01/31/29	175,000		274,644
Instituto de Credito Oficial,
5.375%, due 07/02/12	$700,000		757,016
			1,802,229
United Kingdom—2.90%
UK Gilts,
5.000%, due 03/07/12	GBP	740,000	1,151,648
Total non US-government obligations (cost $14,333,797)			14,108,791

Sovereign/supranational bond—2.82%
European Investment Bank,
6.250%, due 04/15/14 (cost $1,351,968)	GBP	690,000	1,118,559
Total bonds (cost $45,839,313)			38,061,550

	Units
Short-term investment—0.78%
Investment company—0.78%
UBS Cash Management Prime Relationship Fund, 1.03%(7),(8)
(cost $309,686)	309,686		309,686
Total investments— 96.67% (cost $46,148,999)			38,371,236
Cash and other assets, less liabilities— 3.33%			1,321,484
Net assets—100.00%			$39,692,720

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $46,148,999; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$777,403
Gross unrealized depreciation	(8,555,166)
Net unrealized depreciation	$(7,777,763)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security—The interest rates shown are the current rates as of March 31, 2009.
(2)	Perpetual bond security. The maturity date reflects the next call date.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $1,629,364 or 4.11% of net assets.

(4)	Security is illiquid. At March 31, 2009, the value of these securities amounted to $344,265 or 0.87% of net assets.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.85% of net assets as of March 31, 2009, are considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Ares CLO Funds,
Series 2006-5RA, Class D,
4.711%, due 02/24/18	02/16/06	$139,300	0.35%	$4,200	0.01%
Brentwood CLO Ltd.,
Series 2006-1A, Class C,
2.770%, due 02/1/22	12/07/06	249,100	0.63	10,000	0.03
Cadogan Square CLO BV,
Series 2A, Class B,
2.469%, due 08/12/22	09/19/07	136,650	0.34	59,787	0.15
Cratos CLO Ltd.,
Series 2007-1A, Class D,
3.646%, due 05/19/21	04/30/07	250,000	0.63	22,500	0.06
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,
3.326%, due 03/13/47	03/06/07	250,000	0.63	3	0.00	(1)
Duke Funding Ltd.,
Series 2006-11A, Class B1E,
4.289%, due 08/8/46	09/19/06	165,146	0.42	4,612	0.01
Series 2006-11A, Class B1E,
4.289%, due 08/8/46	05/08/07	1,569	0.00 (1)	42	0.00	(1)
Series 2006-11A, Class B1E,
4.289%, due 08/8/46	09/19/07	0	0.00	22	0.00	(1)
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
4.831%, due 04/7/17	03/08/07	300,000	0.76	29,520	0.07
Global Leveraged Capital Credit Opportunity Fund,
Series 2006-1A, Class C,
2.143%, due 12/20/18	11/28/06	245,500	0.62	26,325	0.07
GSC European CDO SA,
Series I-RA, Class D,
3.100%, due 12/15/22	12/01/06	250,000	0.63	17,936	0.04
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21	05/17/07	100,000	0.25	5,500	0.01
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
3.534%, due 06/09/19	05/09/07	247,467	0.62	20,000	0.05
Highlander Euro CDO,
Series 2006-2NA, Class D,
3.206%, due 12/14/22	11/28/06	250,000	0.63	6,643	0.02
Queen Street CLO,
Series 2006-1A, Class C1,
5.967%, due 04/15/23	12/21/06	245,895	0.62	30,060	0.08
Series 2007-1A, Class F,
due 08/15/24	05/18/07	98,000	0.25	9,300	0.02
Taberna Preferred Funding Ltd.,
Series 2006-5A, Class A3,
2.684%, due 08/05/36	05/26/06	195,000	0.49	20	0.00	(1)
Series 2006-7A, Class A3L,
2.684%, due 02/05/37	09/15/06	319,865	0.81	33	0.00	(1)
Tricadia CDO Ltd.,
Series 2005-4A, Class B1L,
4.563%, due 12/11/40	12/01/05	85,258	0.21	4,284	0.01
Valleriite CDO,
Series 2007-1A, Class A1EU,
3.843%, due 12/29/17	06/12/07	160,000	0.40	87,688	0.22
		$3,688,750	9.29%	$338,475	0.85%

(1)   Amount represents less than 0.005%.

(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2009.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
GS	Goldman Sachs
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	570,000	USD	398,960	06/18/09	$4,587
Australian Dollar	455,000	USD	290,099	06/18/09	(24,708)
Canadian Dollar	625,000	EUR	387,052	06/18/09	18,128
Canadian Dollar	465,000	USD	391,820	06/18/09	22,698
Danish Krone	1,130,000	USD	194,047	06/18/09	(7,169)
Euro	4,605,000	USD	5,981,749	06/18/09	(136,715)
Euro	250,000	USD	341,428	06/18/09	9,263
Great Britain Pound	3,230,000	USD	4,824,617	06/18/09	189,039
Great Britain Pound	135,000	USD	188,893	06/18/09	(4,854)
Japanese Yen	135,100,000	USD	1,431,109	06/18/09	64,559
Swedish Krona	11,700,000	EUR	1,059,440	06/18/09	(16,514)
Swedish Krona	1,770,000	USD	215,806	06/18/09	359
Swiss Franc	722,245	AUD	943,691	06/18/09	17,339
Swiss Franc	577,755	GBP	355,000	06/18/09	1,051
United States Dollar	1,499,991	AUD	2,300,000	06/18/09	91,341
United States Dollar	1,862,667	CAD	2,325,000	06/18/09	(17,058)
United States Dollar	1,098,168	CHF	1,300,000	06/18/09	45,849
United States Dollar	434,588	DKK	2,490,000	06/18/09	8,802
United States Dollar	383,242	EUR	285,000	06/18/09	(4,575)
United States Dollar	2,639,647	EUR	2,055,000	06/18/09	90,742
United States Dollar	1,947,733	GBP	1,345,000	06/18/09	(17,439)
United States Dollar	290,772	GBP	205,000	06/18/09	3,436
United States Dollar	3,494,155	JPY	319,900,000	06/18/09	(258,336)
United States Dollar	356,124	KRW	537,000,000	06/03/09	33,095
United States Dollar	1,876,799	SEK	15,130,000	06/18/09	(35,146)
Net unrealized appreciation on forward foreign currency contracts					$77,774

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
USD	United States Dollar

Swap agreements

UBS Global Bond Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation
Goldman Sachs International	GBP	4,900,000	06/13/10	3.3113	%(1)	2.500	%(2)	$38,586	$38,586

(1)	Rate based on 6 month LIBOR (GBP BBA)
(2)	Payments received are based on the notional amount.
BBA	British Banking Association
LIBOR	London Interbank offered Rate

Currency type abbreviation:
GBP	Great Britain Pound

UBS Global Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	EUR	250,000	12/20/13	1.6000	%(2)	—	(3)	$—	$8,578	$8,578
Deutsche Bank AG	EUR	250,000	12/20/13	0.9500	(2)	—	(4)	—	(3,305)	(3,305)
Goldman Sachs International	EUR	250,000	12/20/13	0.9400	(2)	—	(5)	—	(2,207)	(2,207)
Goldman Sachs International	EUR	250,000	12/20/13	0.8300	(2)	—	(6)	—	(177)	(177)
Goldman Sachs International	EUR	250,000	12/20/13	1.0500	(2)	—	(7)	—	(617)	(617)
JPMorgan Chase Bank	EUR	300,000	12/20/13	0.8500	(2)	—	(8)	—	(5,198)	(5,198)
									$(2,926)	$(2,926)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made or received are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Telecom 8.125% bond, due 05/29/12.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel NV 4.250% bond, due 06/14/11.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Carrefour SA 4.375% bond, due 11/02/16.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Sodexho 4.500% bond, due 03/28/14.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Henkel AG & Co KGaA 4.250% bond, due 06/10/13.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Cadbury Schweppes 5.125% bond, due 10/01/13.

Currency type abbreviation:
EUR	Euro

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments made (received)	Value	Unrealized depreciation	Credit spread(2)
Goldman Sachs International	EUR	90,000	12/20/09	—	(3)	2.0000	%(4)	$—	$(5,777)	$(5,777)	9.1998%
Goldman Sachs International	EUR	90,000	12/20/09	—	(5)	2.0000	(4)	—	(4,945)	(4,945)	9.1998%
Goldman Sachs International	EUR	900,000	12/20/18	—	(6)	1.2600	(4)	—	(16,151)	(16,151)	7.1207
JPMorgan Chase Bank	USD	190,000	03/20/18	—	(7)	1.0500	(4)	—	(22,604)	(22,604)	7.1207
JPMorgan Chase Bank	USD	260,000	03/20/18	—	(7)	1.0500	(4)	—	(30,932)	(30,932)	7.1207
JPMorgan Chase Bank	USD	200,000	12/20/18	—	(8)	1.0000	(4)	—	(358)	(358)	1.0242
JPMorgan Chase Bank	USD	700,000	12/20/18	—	(8)	0.4700	(4)	—	(34,509)	(34,509)	1.0798
									$(115,276)	$(115,276)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Hammerson PLC 5.250% bond, due 12/15/16.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the British Land 10.250% bond, due 03/26/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$38,086,759	$284,477	$38,371,236
Other financial instruments(1)	—	(1,842)	—	(1,842)
Total	$—	$38,084,917	$284,477	$38,369,394

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$2,967,364	$0	$2,967,364
Total gains or losses (realized/unrealized) included in earnings	(2,247,579)	0	(2,247,579)
Purchases, sales, issuances, and settlements (net)	(435,308)	0	(435,308)
Transfers in and/or out of Level 3	0	0	0
Ending balance	$284,477	$0	$284,477

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09	$(1,890,609)	$0	$(1,890,609)

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bonds
Aerospace/defense	1.96%
Airlines	0.20
Auto loans	0.10
Auto parts & equipment	0.96
Automotive	2.45
Banking	3.04
Beverage	0.24
Building materials	2.05
Chemicals	0.97
Consumer-products	0.60
Diversified capital goods	0.36
Electric-generation	11.51
Electronics	0.34
Energy - exploration & production	6.12
Environmental	0.77
Food - wholesale	0.13
Food & drug retailers	1.19
Forestry/paper	2.09
Gaming	7.23
Gas distribution	7.31
Health services	6.75
Leisure	0.42
Media	6.58
Metals/mining excluding steel	1.68
Non-food & drug retailers	1.98
Oil field equipment & services	0.49
Oil refining & marketing	0.42
Packaging	2.53
Pharmaceuticals	2.29
Printing & publishing	1.84
Software/services	3.17
Steel producers/products	1.42
Support-services	3.39
Tech	0.51
Telecom	11.31
Transportation excluding air/rail	0.58
Total corporate bonds	94.98
Asset-backed securities	0.29
Total bonds	95.27
Common stocks
Advertising	0.00
Aerospace/defense	0.00
Hotels, restaurants & leisure	0.00
Media	0.02
Total common stocks	0.02
Preferred stocks
Diversified financial services	0.08
Total preferred stocks	0.08
Warrants	0.00 (1)
Short-term investment	0.69
Total investments	96.06
Cash and other assets, less liabilities	3.94
Net assets	100.00%

(1) Amount represent less than 0.005%

UBS High Yield Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—95.27%
Corporate bonds—94.98%
Bermuda—2.49%
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	$2,052,000	$1,990,440
Petroplus Finance Ltd.,
6.750%, due 05/01/14(1)	175,000	129,500
7.000%, due 05/01/17(1)	375,000	270,000
Total Bermuda corporate bonds		2,389,940

Liberia—0.42%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	480,000	259,200
7.500%, due 10/15/27	320,000	144,000
Total Liberia corporate bonds		403,200

Luxembourg—1.02%
FMC Finance III SA,
6.875%, due 07/15/17	1,000,000	977,500

Netherlands—0.58%
Clondalkin Acquisition BV,
3.320%, due 12/15/13(1),(2)	780,000	489,450
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14	300,000	69,750
Total Netherlands corporate bonds		559,200

United Kingdom—0.02%
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	455,000	26,163

United States—90.45%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1),(3)	1,075,000	580,500
AES Corp.,
8.000%, due 06/01/20(1)	2,100,000	1,701,000
Affinion Group, Inc.,
10.125%, due 10/15/13	800,000	608,000
Ahern Rentals, Inc.,
9.250%, due 08/15/13	875,000	306,250
AK Steel Corp.,
7.750%, due 06/15/12	1,400,000	1,099,000
Allied Waste North America, Inc.,
6.500%, due 11/15/10	742,000	738,290
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	355,000	168,625
Alltel Corp.,
7.000%, due 07/01/12	500,000	520,777
American Rock Salt Co. LLC,
9.500%, due 03/15/14	600,000	586,500
ARAMARK Corp.,
4.670%, due 02/01/15(2)	1,775,000	1,353,438
8.500%, due 02/01/15	310,000	285,200
Arch Western Finance LLC,
6.750%, due 07/01/13	490,000	448,350
ArvinMeritor, Inc.,
8.750%, due 03/01/12	140,000	50,400
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	2,200,000	1,254,000
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	1,306,000	1,263,555
12.750%, due 03/01/16	1,000,000	932,500

United States—(continued)
Baker & Taylor, Inc.,
11.500%, due 07/01/13(1)	400,000	96,000
Bausch & Lomb, Inc.,
9.875%, due 11/01/15(1)	125,000	99,375
Biomet, Inc.,
10.375%, due 10/15/17(4)	650,000	549,250
11.625%, due 10/15/17	1,611,000	1,421,708
Boise Cascade LLC,
7.125%, due 10/15/14	610,000	250,100
Boyd Gaming Corp.,
7.750%, due 12/15/12	1,276,000	1,027,180
Cadmus Communications Corp.,
8.375%, due 06/15/14	500,000	263,750
Carriage Services, Inc.,
7.875%, due 01/15/15	550,000	451,000
CCH II LLC/CCH II Capital Corp.,
10.250%, due 09/15/10(5)	850,000	765,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
8.750%, due 11/15/13(5)	340,000	283,900
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,050,000	924,000
Charter Communications Operations LLC,
8.000%, due 04/30/12(1),(5)	360,000	329,400
Chesapeake Energy Corp.,
7.250%, due 12/15/18	1,700,000	1,396,125
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(1)	550,000	119,625
Cincinnati Bell, Inc.,
7.250%, due 07/15/13	645,000	615,975
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	325,000
CMP Susquehanna Corp.,
9.875%, due 05/15/14(6)	50,000	23,000
Coleman Cable, Inc.,
9.875%, due 10/01/12	600,000	342,000
Community Health Systems, Inc.,
8.875%, due 07/15/15	950,000	897,750
Constellation Brands, Inc.,
Series B,
8.125%, due 01/15/12	230,000	230,000
Cricket Communications, Inc.,
10.000%, due 07/15/15(1)	220,000	211,750
CSC Holdings, Inc.,
8.500%, due 04/15/14(1)	65,000	64,025
8.625%, due 02/15/19(1)	200,000	192,500
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	760,000	190,000
Deluxe Corp.,
5.000%, due 12/15/12	665,000	492,100
Denbury Resources, Inc.,
9.750%, due 03/01/16	300,000	289,500
DirecTV Holdings LLC/DirecTV Financing Co.,
7.625%, due 05/15/16	850,000	833,000
Dollar General Corp.,
11.875%, due 07/15/17(4)	850,000	835,125

United States—(continued)
Domtar Corp.,
7.875%, due 10/15/11	275,000	222,750
Dycom Investments, Inc.,
8.125%, due 10/15/15	350,000	276,500
Dynegy Holdings, Inc.,
7.500%, due 06/01/15	1,083,000	739,148
7.750%, due 06/01/19	345,000	224,250
DISH DBS Corp.,
6.625%, due 10/01/14	1,650,000	1,476,750
Edison Mission Energy,
7.000%, due 05/15/17	1,580,000	1,153,400
7.200%, due 05/15/19	300,000	208,500
El Paso Corp.,
7.800%, due 08/01/31	815,000	608,969
8.250%, due 02/15/16	1,140,000	1,065,900
12.000%, due 12/12/13	330,000	347,325
Esterline Technologies Corp.,
6.625%, due 03/01/17	900,000	805,500
Exopack Holding, Inc.,
11.250%, due 02/01/14	1,500,000	682,500
Ferrell Gas Partners-LP,
6.750%, due 05/01/14(1)	711,000	597,240
Ferrell Gas Partners-LP/ Ferrell Gas Partners-LP Finance Corp.,
8.750%, due 06/15/12	500,000	420,000
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	1,700,000	1,037,000
First Data Corp.,
9.875%, due 09/24/15(1)	250,000	146,250
9.875%, due 09/24/15	1,810,000	1,058,850
Ford Motor Co.,
6.375%, due 02/01/29	555,000	166,500
7.400%, due 11/01/46	360,000	104,400
7.750%, due 06/15/43	360,000	104,400
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	2,000,000	1,793,700
8.000%, due 12/15/16	140,000	92,012
Forest Oil Corp.,
8.500%, due 02/15/14(1)	140,000	129,850
Frontier Communications Corp.,
9.000%, due 08/15/31	2,035,000	1,396,519
GameStop Corp./GameStop, Inc.,
8.000%, due 10/01/12	185,000	186,850
General Motors Corp.,
7.200%, due 01/15/11	1,150,000	184,000
Georgia-Pacific LLC,
8.875%, due 05/15/31	145,000	116,000
GMAC LLC,
2.488%, due 05/15/09(2)	220,000	209,000
5.625%, due 05/15/09	675,000	638,902
6.875%, due 09/15/11	200,000	126,192
7.250%, due 03/02/11(1)	598,000	442,783
7.250%, due 03/02/11	1,310,000	852,796
8.000%, due 11/01/31(1)	1,170,000	562,957
8.000%, due 11/01/31	210,000	77,988
Goodyear Tire & Rubber Co.,
9.000%, due 07/01/15	400,000	308,000

United States—(continued)
Graham Packaging Co., Inc.,
9.875%, due 10/15/14	850,000	548,250
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	750,000	555,000
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	1,025,000	452,281
Harrah’s Operating Co., Inc.,
5.500%, due 07/01/10	1,100,000	412,500
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.,
8.500%, due 04/01/15	550,000	140,250
HCA, Inc.,
6.300%, due 10/01/12	500,000	417,500
9.125%, due 11/15/14	90,000	84,600
9.250%, due 11/15/16	250,000	227,500
9.625%, due 11/15/16(4)	1,000,000	797,500
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	625,000	368,750
Inergy LP/Inergy Finance Corp.,
8.750%, due 03/01/15(1)	290,000	279,850
8.250%, due 03/01/16	875,000	831,250
Ingles Markets, Inc.,
8.875%, due 12/01/11	1,175,000	1,145,625
Interface, Inc.,
10.375%, due 02/01/10	900,000	864,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,350,000	799,875
Key Energy Services, Inc.,
8.375%, due 12/01/14	175,000	110,250
L-3 Communications Corp.,
5.875%, due 01/15/15	1,000,000	927,500
Land O’ Lakes, Inc. Capital Trust I ,
7.450%, due 03/15/28(1)	200,000	124,000
Lear Corp.,
Series B,
8.500%, due 12/01/13	290,000	65,250
LIN Television Corp.,
Series B,
6.500%, due 05/15/13	1,775,000	923,000
Linn Energy LLC,
9.875%, due 07/01/18(1)	185,000	151,700
Massey Energy Co.,
6.875%, due 12/15/13	300,000	261,000
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14(1)	70,000	67,550
MGM Mirage, Inc.,
6.625%, due 07/15/15	500,000	177,500
13.000%, due 11/15/13(1)	1,040,000	774,800
Mirant Americas Generation LLC,
9.125%, due 05/01/31	1,100,000	759,000
Mirant North America LLC,
7.375%, due 12/31/13	275,000	248,875
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	1,375,000	405,625
10.125%, due 12/01/14(4)	705,000	137,475
11.500%, due 12/01/16	575,000	107,813

United States—(continued)
MTR Gaming Group, Inc.,
Series B,
9.000%, due 06/01/12	425,000	204,000
Nalco Co.,
8.875%, due 11/15/13	280,000	268,800
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	440,000	141,350
Newfield Exploration Co.,
7.125%, due 05/15/18	1,887,000	1,669,995
NewPage Corp.,
10.000%, due 05/01/12	400,000	139,000
12.000%, due 05/01/13	350,000	73,500
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(4),(6)	429,142	145,908
7.000%, due 01/15/14	142,000	61,770
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	375,000	213,750
Series D,
7.375%, due 08/01/15	740,000	392,200
NGPL Pipeco LLC,
7.119%, due 12/15/17(1)	300,000	275,071
Nielsen Finance LLC/ Nielsen Finance Co.,
11.625%, due 02/01/14(1)	140,000	126,175
due 08/01/16(3)	500,000	207,500
Nisource Finance Corp.,
5.450%, due 09/15/20	85,000	62,282
6.800%, due 01/15/19	400,000	321,449
NRG Energy, Inc.,
7.375%, due 02/01/16	400,000	372,000
7.375%, due 01/15/17	1,675,000	1,557,750
Nustar Logistics,
7.650%, due 04/15/18	1,140,000	939,419
Owens-Illinois, Inc.,
7.500%, due 05/15/10	700,000	707,000
Peabody Energy Corp.,
Series B,
6.875%, due 03/15/13	325,000	316,875
PetroHawk Energy Corp.,
7.875%, due 06/01/15(1)	200,000	176,000
10.500%, due 08/01/14(1)	370,000	368,150
Plains Exploration & Production Co.,
7.625%, due 06/01/18	563,000	456,030
10.000%, due 03/01/16	305,000	288,225
PLY Gem Industries, Inc. ,
11.750%, due 06/15/13	1,000,000	445,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	653,000	541,990
Qwest Capital Funding, Inc.,
7.250%, due 02/15/11	140,000	133,700
Qwest Communications International, Inc.,
7.250%, due 02/15/11	1,000,000	965,000
7.500%, due 02/15/14	250,000	216,250
Series B,
7.500%, due 02/15/14	350,000	302,750
Qwest Corp.,
8.875%, due 03/15/12	350,000	345,625

United States—(continued)
Reliant Energy, Inc.,
6.750%, due 12/15/14	2,165,000	1,991,800
River Rock Entertainment Authority,
9.750%, due 11/01/11	950,000	475,000
Sally Holdings LLC/Sally Capital, Inc.,
10.500%, due 11/15/16	400,000	350,000
San Pasqual Casino,
8.000%, due 09/15/13(1)	750,000	556,875
Sanmina-SCI Corp.,
8.125%, due 03/01/16	750,000	262,500
Sheridan Group, Inc.,
10.250%, due 08/15/11	975,000	570,375
Sinclair Television Group, Inc.,
8.000%, due 03/15/12	270,000	147,150
Sprint Capital Corp.,
7.625%, due 01/30/11	300,000	277,500
8.375%, due 03/15/12	1,750,000	1,575,000
8.750%, due 03/15/32	630,000	422,100
SPX Corp.,
7.625%, due 12/15/14	500,000	480,000
Sungard Data Systems, Inc.,
9.125%, due 08/15/13	175,000	152,250
10.250%, due 08/15/15	1,815,000	1,270,500
10.625%, due 05/15/15(1)	481,000	420,875
Tenneco, Inc.,
8.625%, due 11/15/14	625,000	115,625
Texas Competitive Electric Holdings Co. LLC,
Series A,
10.250%, due 11/01/15	3,680,000	1,840,000
Series B,
10.250%, due 11/01/15	500,000	250,000
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	500,000	210,000
Tube City IMS Corp.,
9.750%, due 02/01/15	1,725,000	263,062
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	600,000	486,000
United Rentals North America, Inc.,
7.750%, due 11/15/13	1,975,000	1,076,375
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	130,000	115,700
Univision Communications, Inc.,
9.750%, due 03/15/15(1),(4)	400,000	40,000
US Concrete, Inc.,
8.375%, due 04/01/14	460,000	184,000
Vanguard Health Holding Co. II LLC,
9.000%, due 10/01/14	490,000	432,425
Verso Paper Holdings LLC/ Verso Paper, Inc.,
Series B,
9.125%, due 08/01/14	300,000	112,500
11.375%, due 08/01/16	750,000	176,250
Vertis, Inc.,
13.500%, due 04/01/14(4)	168,142	1,471
West Corp.,
11.000%, due 10/15/16	350,000	232,750
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,150,000	945,875

United States—(concluded)
Wind Acquisition Finance SA,
10.750%, due 12/01/15(1)	500,000	495,000
Windstream Corp.,
8.625%, due 08/01/16	425,000	417,563
Xerox Capital Trust I,
8.000%, due 02/01/27	700,000	492,989
Yankee Acquisition Corp.,
Series B,
8.500%, due 02/15/15	720,000	396,000
Total United States corporate bonds		86,814,297
Total corporate bonds (cost $115,889,928)		91,170,300

Asset-backed securities—0.29%
United States—0.29%
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(2)	100,276	95,325
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.572%, due 04/25/47(2)	90,620	84,759
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A2,
0.632%, due 03/25/36(2)	40,081	39,406
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2,
0.762%, due 11/25/35(1),(2)	60,745	58,869
Total asset-backed securities (cost $276,933)		278,359
Total bonds (cost $116,166,861)		91,448,659

	Shares
Preferred stock—0.08%
United States—0.08%
Diversified financial services—0.08%
CMP Susquehanna Radio Holdings Corp., 0.000% due 12/31/10(6),(7),(8)	11,661	117
Preferred Blocker, Inc., 7.000% due 12/31/11(1),(8)	376	74,859
Total preferred stocks (cost $324,203)		74,976

Common stocks—0.02%
United States—0.02%
Aerospace & defense—0.00%
Sabreliner Corp*(6)	8,400	0
Advertising—0.00%
Vertis Holdings, Inc.*(6),(7)	8,952	0
Hotels, restaurants & leisure—0.00%
American Restaurant Group, Inc.*(6)	972	0
Media—0.02%
Knology, Inc.*	3,926	16,175
Total common stocks (cost $153,000)		16,175

	Number of warrants
Warrants—0.00%(1)
CNB Capital Trust I, strike @ $0.01, expires 03/23/19*	13,325	133
Dayton Superior Corp., strike @ $0.01, expires 06/15/09*(6),(7),(9)	225	0
Pliant Corp., strike @ $0.01, expires 06/01/10*(7),(9)	1	0
Total warrants (cost $135)		133

	Units
Short-term investment—0.69%
Investment company—0.69%
UBS Cash Management Prime Relationship Fund, 1.03%(10),(11)
(cost $663,318)	663,318	663,318

Total investments—96.06% (cost $117,307,517)		92,203,261
Cash and other assets, less liabilities—3.94%		3,779,607
Net assets—100.00%		$95,982,868

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $117,307,517; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,529,030
Gross unrealized depreciation	(26,633,286)
Net unrealized depreciation	$(25,104,256)

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $13,326,415 or 13.88% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is in default.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2009, the value of these securities amounted to $169,025 or 0.18% of net assets.
(7)	Security is illiquid. These securities amounted to $116 or 0.00% of net assets.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2009, are considered illiquid and restricted. (See table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
Dayton Superior Corp., strike @ $0.01, expires 06/15/09	08/07/00	$0	0.00%	$0	0.00%
Pliant Corp., strike @ $0.01, expires 06/1/10	10/20/00	0	0.00	0	0.00
		$0	0.00%	$0	0.00%

(10)	Investment in affiliated mutual fund.
(11)	The rate shown reflects the yield at March 31, 2009.

GMAC	General Motors Acceptance Corp.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$17,646	$92,016,457	$169,158	$92,203,261

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$0	$0	$0
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	169,158	0	169,158
Ending balance	$169,158	$0	$169,158

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(c)	$(802,570)	$0	$(802,570)

(c) Excludes from total gains or losses (realized/unrealized) included in earnings, unrealized losses of $215,368 related to transferred assets, presented at their end of period values.

UBS U.S. Bond Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2009

Bonds
Corporate bond
Capital markets	0.49%
Asset-backed securities	3.16
Commercial mortgage-backed securities	6.49
Mortgage & agency debt securities	48.58
US government obligations	9.42
Non US-government obligations	3.61
Total bonds	71.75
Investment companies
UBS Corporate Bond Relationship Fund	17.55
UBS High Yield Relationship Fund	1.35
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	3.82
Total investment companies	22.72
Short-term investment	10.48
Investment of cash collateral from securities loaned	0.75
Total investments	105.70
Liabilities, in excess of cash and other assets	(5.70)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund.  Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2009 (unaudited)

Security description	Face amount	Value
Bonds—71.75%
Corporate bond—0.49%
United States—0.49%
Morgan Stanley,
1.950%, due 06/20/12
(cost $364,847)	$365,000	$364,457

Asset-backed securities—3.16%
United States—3.16%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.722%, due 08/25/35(1)	109,501	93,665
Asset Backed Funding Certificates,
Series 2006-OPT3, Class A3A,
0.582%, due 11/25/36(1)	177,762	168,985
Citibank Credit Card Issuance Trust,
Series 2002-A8, Class A8,
0.723%, due 11/07/11(1)	400,000	393,750
Conseco Finance,
Series 2001-D, Class M2,
2.306%, due 11/15/32(1)	465,340	108,168
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.572%, due 04/25/47(1)	96,284	90,057
Series 2005-16, Class 2AF1,
0.672%, due 05/25/36(1)	34,135	33,703
Series 2004-SD1, Class A1,
0.862%, due 06/25/33(1),(2)	79,909	39,605
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A,
5.150%, due 11/15/11	190,000	187,483
GSAMP Trust,
Series 2006-S3, Class A1,
6.085%, due 05/25/36(3)	634,615	53,675
MBNA Credit Card Master Note Trust,
Series 2004-A7, Class A7,
0.656%, due 12/15/11(1)	200,000	198,604
Series 2006-B1, Class B1,
0.776%, due 07/15/15(1)	300,000	184,498
MBNA Master Credit Card Trust,
Series 2001-B, Class C,
7.250%, due 08/15/13(2)	100,000	75,095
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.622%, due 10/25/27(1)	103,673	99,681
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.702%, due 09/25/36(1)	74,386	17,854
Morgan Stanley ABS Capital I,
Series 2006-HE6, Class A2A,
0.562%, due 09/25/36(1)	104,928	100,647
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37(3)	113,090	106,924
Residential Asset Securities Corp.,
Series 2006-KS9, Class AI1,
0.592%, due 11/25/36(1)	87,900	84,450
SACO I Trust,
Series 2006-3, Class A1,
0.702%, due 04/25/36(1)	152,248	24,571

United States—(concluded)
Structured Asset Investment Loan Trust,
Series 2005-7, Class A4,
0.712%, due 08/25/35(1)	104,906	101,170
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
0.822%, due 12/25/35(1),(2)	359,924	171,865
Total asset-backed securities (cost $3,564,258)		2,334,450

Commercial mortgage-backed securities—6.49%
United States—6.49%
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C,
6.349%, due 06/11/35	945,000	812,700
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7, Class A2,
4.945%, due 02/11/41	412,427	348,321
Series 2006-PW12, Class A4,
5.718%, due 09/11/38(1)	300,000	255,784
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(1)	194,466	196,370
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	325,000	285,247
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4,
5.444%, due 03/10/39	600,000	432,219
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46(1),(4),(5)	486,493	97,299
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	190,000	167,683
Series 2007-GG10, Class A2,
5.778%, due 08/10/45(1)	350,000	295,185
Series 2007-GG10, Class A4,
5.799%, due 08/10/45(1),(6)	375,000	255,916
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	650,000	446,509
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(1)	300,000	46,199
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2000-C1, Class A2,
7.520%, due 12/18/09(1)	975,647	982,236
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A2,
5.624%, due 07/15/45	200,000	177,069
Total commercial mortgage-backed securities (cost $5,683,993)		4,798,737

Mortgage & agency debt securities—48.58%
United States—48.58%
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.712%, due 11/25/35(1)	145,069	29,027
Federal Home Loan Bank,
2.250%, due 04/13/12	925,000	932,062
Federal Home Loan Mortgage Corp.,†
5.000%, TBA	1,400,000	1,443,750
Federal Home Loan Mortgage Corp. Gold Pools,†
#G08307, 5.000%, due 11/01/38	1,895,469	1,957,058
#G04121, 5.500%, due 04/01/38	1,360,104	1,412,798
#G04458, 5.500%, due 06/01/38	833,238	865,520
#G04567, 5.500%, due 07/01/38	852,531	885,560
#G04684, 5.500%, due 09/01/38	855,439	888,581
#C63008, 6.000%, due 01/01/32	645,676	679,303
#G01717, 6.500%, due 11/01/29	236,426	251,724
#G01449, 7.000%, due 07/01/32	530,353	574,132
Federal National Mortgage Association,†
2.750%, due 03/13/14	475,000	480,670
2.875%, due 12/11/13	325,000	332,225
3.500%, due 04/28/11	800,000	801,128
4.000%, TBA	1,300,000	1,307,008
4.500%, TBA	3,700,000	3,780,938
5.000%, TBA	2,000,000	2,063,750
5.250%, due 08/01/12	165,000	172,753
Federal National Mortgage Association Grantor Trust,†
Series 2000-T6, Class A1,
7.500%, due 06/25/30	291,741	308,243
Federal National Mortgage Association Pools,†
#934958, 4.500%, due 01/01/39	2,991,905	3,060,772
#735661, 5.500%, due 12/01/17	662,389	695,453
#255047, 5.500%, due 01/01/24	882,997	922,373
#576764, 5.500%, due 09/01/24	167,505	175,738
#688314, 5.500%, due 03/01/33	448,143	467,084
#688066, 5.500%, due 03/01/33	394,705	411,511
#802481, 5.500%, due 11/01/34	746,462	777,078
#888016, 5.500%, due 05/01/36	1,452,714	1,510,936

United States—(continued)
#993722, 5.500%, due 07/01/38	1,870,378	1,943,188
#545015, 6.000%, due 06/01/16	826,810	871,061
#408267, 6.000%, due 03/01/28	41,951	44,227
#323715, 6.000%, due 05/01/29	46,184	48,691
#522564, 6.000%, due 07/01/29	157,882	166,332
#676733, 6.000%, due 01/01/33	347,516	365,072
#708631, 6.000%, due 06/01/33	60,534	63,554
#948631, 6.000%, due 08/01/37	2,058,524	2,152,428
#990740, 6.000%, due 09/01/38	1,299,069	1,358,330
#988988, 6.000%, due 09/01/38	250,407	261,830
#253824, 7.000%, due 03/01/31	12,009	12,955
#619809, 7.000%, due 11/01/31	73,110	78,783
Federal National Mortgage Association Whole Loan,†
Series 1995-W3, Class A,
9.000%, due 04/25/25	2,059	2,182
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.792%, due 02/25/35(1)	50,205	28,803
Government National Mortgage Association,
4.500%, TBA	725,000	741,539
Government National Mortgage Association Pools,
#2687, 6.000%, due 12/20/28	52,311	54,945
#2794, 6.000%, due 08/20/29	186,170	195,379
#780204, 7.000%, due 07/15/25	4,596	4,925
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR3, Class B1,
5.062%, due 04/25/35(1)	1,095,538	115,777
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.622%, due 08/25/46(1)	83,850	78,265
Residential Asset Securitization Trust,
Series 2004-IP2, Class B1,
5.160%, due 12/25/34(1)	691,550	13,831
Residential Funding Mortgage Securities I Inc.,
Series 2006-S6, Class M2,
6.000%, due 07/25/36	1,319,751	69,438

United States—(concluded)
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3B2,
5.875%, due 02/25/37(1)	1,098,887		73,065
Total mortgage & agency debt securities (cost $36,994,208)			35,931,775

US government obligations—9.42%
US Treasury Bonds,
4.500%, due 05/15/38(6)	1,935,000		2,259,112
8.125%, due 08/15/19	285,000		413,250
US Treasury Notes,
0.875%, due 02/28/11(6)	2,110,000		2,114,030
1.750%, due 01/31/14	1,145,000		1,152,786
2.750%, due 02/15/19	1,025,000		1,030,607
Total US government obligations (cost $6,942,640)			6,969,785

Non US-government obligations—3.61%
Italy—1.68%
Buoni Poliennali Del Tesoro,
4.500%, due 08/01/10	EUR	900,000	1,241,824

Spain—1.93%
Government of Spain,
3.250%, due 07/30/10	1,050,000		1,430,673

Total non US-government obligations (cost $2,697,773)			2,672,497
Total bonds (cost $56,247,719)			53,071,701

	Units
Investment companies—22.72%
UBS Corporate Bond Relationship Fund*(7)	1,205,889		12,977,659
UBS High Yield Relationship Fund*(7)	61,461		1,000,358
UBS U.S. Treasury Inflation Protected Securities Relationship Fund*(7)	248,297		2,825,400
Total investment companies (cost $17,477,278)			16,803,417

Short-term investment—10.48%
Investment company—10.48%
UBS Cash Management Prime Relationship Fund, 1.03%(7),(8)
(cost $7,754,046)	7,754,046		7,754,046

	Shares
Investment of cash collateral from securities loaned—0.75%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 1.04%(7),(8)
(cost $554,679)	554,679		554,679
Total investments—105.70% (cost $82,033,722)			78,183,843
Liabilities, in excess of cash and other assets—(5.70%)			(4,217,521)
Net assets—100.00%			$73,966,322

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $82,033,722; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,069,848
Gross unrealized depreciation	(4,919,727)
Net unrealized depreciation	$(3,849,879)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

*	Non-income producing security.
(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $286,565 or 0.39% of net assets.

(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(4)	Security is illiquid. At March 31, 2009, the value of this security amounted to $97,299 or 0.13% of net assets.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.13% of net assets as of March 31, 2009, is considered illiquid and restricted. (See table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/09 Market value	03/31/09 Market value as a percentage of net assets
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A,
5.382%, due 03/21/46	07/19/07	$465,323	0.63%	$97,299	0.13%

(6)	Security, or portion thereof, was on loan at March 31, 2009.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2009.

ABS	Asset-backed securities
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviation:
EUR	Euro

Forward foreign currency contracts

UBS U.S. Bond Fund had the following open forward foreign currency contracts as of March 31, 2009:

	Contracts to deliver	In exchange for		Maturity date	Unrealized depreciation
Euro	2,460,000	USD	3,117,447	06/18/09	$(151,048)

Currency type abbreviation:
USD	United States Dollar

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of March 31, 2009:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 54 contracts (USD)	June 2009	$6,485,542	$6,700,219	$214,677
US treasury futures sell contracts:
5 Year US Treasury Notes, 72 contracts (USD)	June 2009	(8,379,995)	(8,551,125)	(171,130)
Net unrealized appreciation on futures contracts				$43,547

Currency type abbreviation:
USD	United States Dollar

Swap agreements

UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	9,300,000	02/28/13	1.2613	%(1)	3.4750	%(2)	$541,825	$541,825
Citigroup Global Markets Ltd.	USD	5,700,000	08/15/16	4.3400	(2)	1.2375	(1)	(688,645)	(688,645)
Credit Suisse	USD	34,900,000	01/13/10	1.2600	(1)	0.9269	(4)	(47,979)	(47,979)
Deutsche Bank AG	GBP	6,700,000	12/15/11	—	(5)	4.1950	(2)	331,316	331,316
Deutsche Bank AG	AUD	16,200,000	01/15/12	—	(6)	3.9350	(2)	(22,419)	(22,419)
Deutsche Bank AG	EUR	1,900,000	01/08/19	2.8820	(3)	3.8900	(2)	112,394	112,394
Deutsche Bank AG	USD	34,900,000	01/13/19	0.5656	(4)	1.2600	(1)	218,153	218,153
Deutsche Bank AG	GBP	1,500,000	12/15/19	4.6425	(2)	—	(5)	(137,803)	(137,803)
Deutsche Bank AG	AUD	4,000,000	01/15/20	4.4550	(2)	—	(7)	169,101	169,101
Deutsche Bank AG	EUR	900,000	01/08/39	3.7770	(2)	2.8820	(1)	(26,005)	(26,005)
JP Morgan Chase Bank	USD	9,500,000	03/21/12	—	(1)	4.0600	(2)	394,015	394,015
JP Morgan Chase Bank	USD	2,500,000	03/18/20	4.8575	(2)	—	(1)	(368,669)	(368,669)
Merrill Lynch International	USD	46,000,000	01/13/10	1.2600	(1)	0.9269	(4)	(63,239)	(63,239)
Merrill Lynch International	USD	46,000,000	01/13/19	0.5669	(4)	1.2600	(1)	282,326	282,326
								$694,371	$694,371

(1)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(2)	Payments made or received are based on the notional amount.
(3)	Rate based on 6 month EURIBOR.
(4)	Rate based on 1 month LIBOR (USD BBA).
(5)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(6)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.
(7)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2009.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

	Measurements at 03/31/09
Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$78,086,544	$97,299	$78,183,843
Other financial instruments(1)	43,547	543,323	—	586,870
Total	$43,547	$78,629,867	$97,299	$78,770,713

(1)            Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

	Measurements using
	unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$255,945	$0	$255,945
Total gains or losses (realized/unrealized) included in earnings	(101,684)	0	(101,684)
Purchases, sales, issuances, and settlements (net)	(154,261)	0	(154,261)
Transfers in and/or out of Level 3	97,299	0	97,299
Ending balance	$97,299	$0	$97,299

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/09(d)	$616,010	$0	$616,010

(d) Excludes from total gains or losses (realized/unrealized) included in earnings, unrealized gains of $250,383 related to transferred assets, presented at their end of period values.

Written option activity for the period ended March 31, 2009 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2008	—	$—
Options written	(699)	(584,698)
Options terminated in closing purchase transactions	699	584,698
Options expired prior to exercise	—	—
Options outstanding at March 31, 2009	—	$—

The UBS Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues — sell protection” in the portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities and indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Restricted securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Frequently, these securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of the securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Funds’ “Portfolio of Investments.”

5. Short sales

UBS U.S. Equity Alpha Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. The Fund is charged a securities loan fee in connection with short sale transactions.

The UBS Dynamic Alpha Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. At March 31, 2009, the UBS Dynamic Alpha Fund held short positions. The UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS

U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund did not hold any short positions.

6. Transaction with affiliates

The Funds may invest in units of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2009 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Opportunistic Emerging Markets Debt Relationship Fund	$31,123,202	$—	$10,600,000	$(1,810,346)	$(2,728,160)	$15,984,696	2.64%
UBS U.S. Equity Alpha Relationship Fund	260,446,522	—	192,112,964	(53,212,070)	(15,121,488)	—	0.00
UBS U.S. Large Cap Equity Relationship Fund	236,295,588	—	192,694,908	(40,094,803)	(3,505,877)	—	0.00
UBS U.S. Large Cap Growth Equity Relationship Fund	176,426,742	—	117,709,737	(30,103,472)	(28,613,533)	—	0.00
	$704,292,054	$—	$513,117,609	$(125,220,691)	$(49,969,058)	$15,984,696	2.64%

UBS Global Allocation Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Corporate Bond Relationship Fund	$148,281,970	$3,500,000	$92,300,000	$(9,052,624)	$(7,304,626)	$43,124,720	2.84%
UBS Emerging Markets Equity Relationship Fund	39,033,323	87,841,191	13,500,000	(14,989,238)	(20,827,708)	77,557,568	5.11
UBS High Yield Relationship Fund	194,179,949	62,000,000	97,500,000	(24,610,342)	(21,410,489)	112,659,118	7.43
UBS Small-Cap Equity Relationship Fund	121,624,213	23,000,000	45,000,000	(5,058,999)	(39,263,288)	55,301,926	3.65
UBS U.S. Securitized Mortgage Relationship Fund	281,506,651	—	222,500,000	(123,195,483)	67,338,994	3,150,162	0.21
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	—	14,100,000	8,000,000	(659,515)	46,795	5,487,280	0.36
	$784,626,106	$190,441,191	$478,800,000	$(177,566,209)	$(21,420,314)	$297,280,774	19.60%

UBS Global Frontier Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Corporate Bond Relationship Fund	$4,404,488	$—	$2,750,000	$(320,396)	$(214,602)	$1,119,490	2.11%
UBS Emerging Markets Equity Completion Relationship Fund	—	4,267,990	700,000	(18,540)	328,733	3,878,183	7.31
UBS High Yield Relationship Fund	6,447,333	6,700,000	5,300,000	(1,033,959)	(392,388)	6,420,986	12.11
UBS International Equity Relationship Fund	22,425,696	10,100,000	10,700,000	(6,961,288)	(3,296,154)	11,568,254	21.82
UBS U.S. Large Cap Equity Relationship Fund	45,597,924	15,300,000	29,100,000	(13,266,185)	(780,657)	17,751,082	33.48
UBS U.S. Large Cap Growth Equity Relationship Fund	7,669,685	4,000,000	6,550,000	(2,568,878)	(151,438)	2,399,369	4.52
UBS U.S. Securitized Mortgage Relationship Fund	11,109,933	—	8,950,000	(3,976,304)	2,241,154	424,783	0.80
	$97,655,059	$40,367,990	$64,050,000	$(28,145,550)	$(2,265,352)	$43,562,147	82.15%

UBS Global Equity Fund

Affiliated investment company	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$19,440,931	$—	$—	$—	$(8,824,808)	$10,616,123	7.08%

UBS International Equity Fund

Affiliated investment company	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$8,941,330	$—	$4,472,077	$(1,325,539)	$(3,143,714)	$—	0.00%

UBS Absolute Return Bond Fund

Affiliated investment company	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$16,855,873	$—	$11,277,351	$(9,498,563)	$3,920,041	$—	0.00%

UBS Global Bond Fund

Affiliated investment company	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$2,503,477	$—	$2,244,087	$(923,617)	$664,227	$—	0.00%

UBS U.S. Bond Fund

Affiliated investment companies	Value 06/30/08	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/09	% of net assets
UBS Corporate Bond Relationship Fund	$15,773,933	$6,500,000	$7,475,000	$(930,085)	$(891,189)	$12,977,659	17.55%
UBS High Yield Relationship Fund	—	2,500,000	1,500,000	25,274	(24,916)	1,000,358	1.35
UBS Opportunistic Emerging Markets Debt Relationship Fund	2,535,877	—	2,175,317	(183,257)	(177,303)	—	0.00
UBS Opportunistic High Yield Relationship Fund	5,682,700	—	5,407,008	(314,583)	38,891	—	0.00
UBS U.S. Securitized Mortgage Relationship Fund	26,553,316	—	18,904,276	(14,854,532)	7,205,492	—	0.00
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	—	3,400,000	600,000	(29,076)	54,476	2,825,400	3.82
	$50,545,826	$12,400,000	$36,061,601	$(16,286,259)	$6,205,451	$16,803,417	22.72%

The Funds may invest in shares of the UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending — net in the Statements of operations. Effective April 1, 2009, Supplementary Trust was liquidated and UBS Cash Management Prime Relationship Fund was used as a cash management option. Amounts relating to those investments at March 31, 2009 and for the period then ended were as follows:

Fund	Value 06/30/08	Purchases	Sales proceeds	Value 03/31/09	Net income earned	% of net assets
UBS Dynamic Alpha Fund	$40,016,466	$6,120,299	$40,016,466	$6,120,299	$262,462	1.01%
UBS Global Allocation Fund	127,995,357	907,833,181	997,644,733	38,183,805	840,334	2.52
UBS Global Equity Fund	6,322,847	65,199,072	70,795,992	725,927	36,764	0.48
UBS International Equity Fund	6,962,760	51,644,129	54,443,921	4,162,968	59,625	6.76
UBS U.S. Large Cap Equity Fund	28,079,902	144,860,729	172,940,631	—	140,265	0.00
UBS U.S. Large Cap Growth Fund	823,300	52,623,094	53,446,394	—	26,165	0.00
UBS U.S. Large Cap Value Equity Fund	614,765	14,190,031	14,804,796	—	11,917	0.00
UBS U.S. Small Cap Growth Fund	87,899,726	78,745,709	148,304,106	18,341,329	482,712	11.47
UBS Global Bond Fund	4,156,388	40,157,717	44,314,104	—	28,660	0.00
UBS High Yield Fund	3,979,048	47,194,201	51,173,250	—	31,729	0.00
UBS U.S. Bond Fund	4,888,080	94,251,647	98,585,048	554,679	(33,570)	0.75

The Funds may invest in units of the UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at March 31, 2009 were as follows:

Fund	Value 06/30/08	Purchases	Sales proceeds	Value 03/31/09	Interest income	% of net assets
UBS Dynamic Alpha Fund	$87,629,852	$1,282,303,137	$1,326,310,085	$43,622,904	$843,424	1.01%
UBS Global Frontier Fund	—	82,497,556	80,978,627	1,518,929	29,530	2.86
UBS U.S. Equity Alpha Fund	—	32,718,765	32,110,764	608,001	11,652	1.42
UBS U.S. Mid Cap Growth Equity Fund	25,013	947,213	939,500	32,726	893	0.93
UBS Absolute Return Bond Fund	36,317,035	88,429,135	122,097,426	2,648,744	16,424	1.74
UBS Global Allocation Fund	—	49,367,659	18,733,687	30,633,972	7,219	2.02
UBS Global Equity Fund	—	3,548,868	1,578,991	1,969,877	440	1.31
UBS High Yield Fund	—	2,655,490	1,992,171	663,318	662	0.69
UBS U.S. Bond Fund	—	8,930,868	1,176,822	7,754,046	2,622	10.48
UBS U.S. Large Cap Equity Fund	—	10,449,724	1,565,080	8,884,643	2,654	2.64
UBS U.S. Large Cap Growth Fund	—	4,111,446	2,078,074	2,033,372	796	2.51
UBS U.S. Small Cap Growth Fund	—	4,498,746	1,367,914	3,130,832	1,120	1.96
UBS Global Bond Fund	—	990,784	681,098	309,686	97	0.78
UBS International Equity Fund	—	1,233,358	533,471	699,888	305	1.14
UBS U.S. Large Cap Value Equity Fund	—	873,582	276,501	597,081	90	1.32

7. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Dynamic Alpha Fund. UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Allocation Fund and the UBS U.S. Bond Fund received US Government Agency securities as collateral amounting to $5,004,106 and $1,070,087, respectively, which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2009 were as follows:

		Market value of	Market value of
	Market value of	collateral received from	investments of cash
Fund	securities loaned	securities loaned	collateral received
UBS Dynamic Alpha Fund	$5,873,059	$6,120,299	$6,120,299
UBS Global Allocation Fund	40,964,022	43,187,911	38,183,805
UBS Global Equity Fund	697,529	725,927	725,927
UBS International Equity Fund	3,898,373	4,162,968	4,162,968
UBS U.S. Small Cap Growth Fund	17,924,242	18,341,329	18,341,329
UBS U.S. Bond Fund	1,590,203	1,624,766	554,679

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2008.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 29, 2009